                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-8532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      NOVEMBER 30
                          ------------------------------------------------------

Date of reporting period:     FEBRUARY 28, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 45.8%
AEROSPACE & DEFENSE - 0.5%
             9,600  Boeing Co.                                      $    527,767
             2,700  Engineered Support Systems                           149,258
               228  General Dynamics Corp.                                24,020
            24,300  Honeywell International Inc.                         922,671
             8,800  Northrop Grumman Corp.                               465,520
            19,200  Rockwell Collins                                     884,160
             1,096  United Defense Industries, Inc.                       59,973
             4,200  United Technologies Corp.                            419,496
                                                                 ---------------
                                                                       3,452,865
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.1%
               585  FedEx Corporation                                     57,201
             8,130  United Parcel Service, Inc. Cl B                     629,994
             4,000  Yamato Transport Co. Ltd. ORD                         63,564
                                                                 ---------------
                                                                         750,759
                                                                 ---------------
AIRLINES(1)
             5,062  Southwest Airlines Co.                                70,109
                                                                 ---------------
AUTO COMPONENTS - 0.6%
             6,500  Autoliv, Inc.                                        324,610
             8,892  Autoliv, Inc. SDR                                    445,688
            12,300  Continental AG ORD                                   910,541
            15,400  Cooper Tire & Rubber                                 297,990
            22,500  Denso Corporation ORD                                575,819
             1,276  Goodyear Tire & Rubber Co. (The)(2)                   18,451
             9,400  Lear Corporation                                     490,210
            11,135  Magna International Inc. Cl A                        823,433
            20,800  TRW Automotive Holdings Corp.(2)                     420,368
                                                                 ---------------
                                                                       4,307,110
                                                                 ---------------
AUTOMOBILES - 0.5%
            31,478  Ford Motor Company                                   398,197
            10,400  General Motors Corp.                                 370,968
             7,800  Harley-Davidson, Inc.                                482,664
             5,600  Honda Motor Co., Ltd. ORD                            300,560
            28,300  Toyota Motor Corp. ORD                             1,101,946
             7,900  Toyota Motor Corp. ADR                               614,462
                                                                 ---------------
                                                                       3,268,797
                                                                 ---------------
BEVERAGES - 0.9%
            15,500  Anheuser-Busch Companies, Inc.                       735,475
            27,100  Coca-Cola Company (The)                            1,159,880
            16,600  Coca-Cola Enterprises                                354,410
             8,076  Molson Coors Brewing Co.                             561,524
            49,611  Pepsi Bottling Group Inc.                          1,350,412
               931  PepsiAmericas Inc.                                    21,180
            25,000  PepsiCo, Inc.                                      1,346,500

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             3,670  Pernod-Ricard SA ORD                                 524,800
                                                                 ---------------
                                                                       6,054,181
                                                                 ---------------
BIOTECHNOLOGY - 0.3%
            11,818  Amgen Inc.(2)                                        728,106
             7,589  Applera Corporation-Applied
                    Biosystems Group                                     155,878
             7,700  Celgene Corp.(2)                                     210,788
               312  Cephalon, Inc.(2)                                     15,310
             5,000  Invitrogen Corp.(2)                                  349,800
             4,200  Neurocrine Biosciences Inc.(2)                       168,126
             2,800  OSI Pharmaceuticals Inc.(2)                          152,964
                                                                 ---------------
                                                                       1,780,972
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            20,300  Daikin Industries Ltd. ORD                           506,893
            29,000  Toto Ltd. ORD                                        250,256
             1,195  USG Corp.(2)                                          37,750
                                                                 ---------------
                                                                         794,899
                                                                 ---------------
CAPITAL MARKETS - 0.9%
            21,332  Ameritrade Holding Corporation(2)                    226,759
            18,500  Bank of New York Co., Inc. (The)                     559,625
            17,027  Edwards (A.G.), Inc.                                 734,034
             4,300  Goldman Sachs Group, Inc. (The)                      467,840
            33,600  Merrill Lynch & Co., Inc.                          1,968,289
            20,300  Morgan Stanley                                     1,146,341
            11,500  Northern Trust Corp.                                 485,875
             8,805  UBS AG ORD                                           764,762
                                                                 ---------------
                                                                       6,353,525
                                                                 ---------------
CHEMICALS - 0.8%
             7,030  BASF AG ORD                                          526,278
             6,900  du Pont (E.I.) de Nemours & Co.                      367,770
             8,700  Ecolab Inc.                                          275,877
             9,842  Georgia Gulf Corporation                             519,756
             9,400  Huntsman Corp.(2)                                    268,464
             4,800  Minerals Technologies Inc.                           300,720
            21,862  Monsanto Co.                                       1,285,048
            13,700  PPG Industries, Inc.                                 985,715
             8,800  Shin-Etsu Chemical Co., Ltd. ORD                     359,493
           104,000  Toray Industries Inc. ORD                            490,524
                                                                 ---------------
                                                                       5,379,645
                                                                 ---------------
COMMERCIAL BANKS - 3.6%
            29,030  Anglo Irish Bank Corporation ORD                     764,900
           103,314  Bank of America Corp.                              4,819,598
            38,450  Bank of Ireland ORD                                  644,008
           116,000  Bank of Yokohama Ltd. (The) ORD                      714,700
             5,200  BB&T Corporation                                     203,580
            16,510  Comerica Inc.                                        942,391
            24,400  Commonwealth Bank of Australia
                    ORD                                                  700,712

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            19,710  Credit Agricole SA ORD                               584,834
            45,200  DnB NOR ASA ORD                                      460,559
            17,580  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    959,004
            18,300  HSBC Holdings plc ORD                                305,473
             7,220  KBC Bankverzekerings Holding ORD                     607,515
             3,800  Marshall & Ilsley Corp.                              153,862
                70  Mitsubishi Tokyo Financial Group,
                    Inc. ORD                                             638,890
            33,074  National City Corp.                                1,183,057
            15,100  PNC Financial Services Group                         794,864
            33,040  Royal Bank of Scotland Group
                    plc ORD                                            1,132,904
             7,140  Societe Generale Cl A ORD                            754,407
                56  Sumitomo Mitsui Financial Group
                    Inc. ORD                                             388,960
            20,700  SunTrust Banks, Inc.                               1,499,508
            58,800  U.S. Bancorp                                       1,749,300
            45,800  Wachovia Corp.                                     2,427,858
            42,093  Wells Fargo & Co.                                  2,499,482
             3,900  Zions Bancorporation                                 257,790
                                                                 ---------------
                                                                      25,188,156
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            21,268  Cendant Corporation                                  470,448
            19,895  Equifax Inc.                                         604,609
             8,994  John H. Harland Company                              330,080
             3,054  Mine Safety Appliances Company                       142,042
             6,700  Monster Worldwide Inc.(2)                            193,295
            15,500  R.R. Donnelley & Sons Company                        514,755
            46,903  Republic Services, Inc. Cl A                       1,487,294
            48,600  Waste Management, Inc.                             1,421,064
                                                                 ---------------
                                                                       5,163,587
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
            10,700  Avaya Inc.(2)                                        149,800
            65,671  Cisco Systems Inc.(2)                              1,143,989
             6,600  Comverse Technology, Inc.(2)                         153,186
             3,500  F5 Networks, Inc.(2)                                 192,815
            13,934  Harmonic Inc.(2)                                     152,577
             2,671  Harris Corp.                                         178,156
             6,746  Juniper Networks, Inc.(2)                            145,309
            62,361  Motorola, Inc.                                       976,573
            22,400  Nokia Oyj ADR                                        361,536
             7,000  QUALCOMM Inc.                                        252,770
             9,500  Scientific-Atlanta, Inc.                             293,550
                                                                 ---------------
                                                                       4,000,261
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            27,896  Apple Computer, Inc.(2)                            1,251,415
            17,752  Dell Inc.(2)                                         711,678
            48,200  EMC Corp.(2)                                         610,212
            72,100  Hewlett-Packard Co.                                1,499,680
            32,010  International Business Machines
                    Corp.                                              2,963,485
            14,289  McData Corporation Cl A(2)                            56,156
             4,600  NCR Corp.(2)                                         179,354

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            10,600  QLogic Corp.(2)                                      427,074
                                                                 ---------------
                                                                       7,699,054
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            25,146  ACS, Actividades de Construccion
                    y Servicios, SA ORD                                  641,253
            10,400  Grupo Ferrovial SA ORD                               620,206
             9,900  Jacobs Engineering Group Inc.(2)                     554,202
            40,515  Shaw Group Inc. (The)(2)                             842,712
             5,616  Vinci SA ORD                                         825,381
                                                                 ---------------
                                                                       3,483,754
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.2%
             8,780  Lafarge SA ORD                                       914,900
             7,000  Martin Marietta Materials, Inc.                      403,760
                                                                 ---------------
                                                                       1,318,660
                                                                 ---------------
CONSUMER FINANCE - 0.6%
             2,200  Aeon Credit Service Co. Ltd. ORD                     148,807
             1,750  Aiful Corp. ORD                                      200,574
            34,034  American Express Co.                               1,842,940
            13,040  Capital One Financial Corp.                          999,907
             3,260  CompuCredit Corp.(2)                                  97,539
             4,200  ORIX Corporation ORD                                 545,669
             7,400  Takefuji Corp. ORD                                   527,434
             2,106  WFS Financial Inc.(2)                                105,953
                                                                 ---------------
                                                                       4,468,823
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           112,340  Amcor Limited ORD                                    639,353
               150  Greif, Inc. Cl A                                       9,690
             1,321  Silgan Holdings Inc.                                  87,820
                                                                 ---------------
                                                                         736,863
                                                                 ---------------
DIVERSIFIED - 0.6%
             4,100  iShares MSCI EAFE Index Fund                         669,038
             2,800  iShares Russell 1000 Growth
                    Index Fund                                           134,232
            27,323  Standard and Poor's 500
                    Depositary Receipt                                 3,297,340
                                                                 ---------------
                                                                       4,100,610
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
               800  Chicago Mercantile Exchange
                    Holdings Inc.                                        165,296
            95,900  Citigroup Inc.                                     4,576,349
            30,480  ING Groep N.V. ORD                                   938,301
            56,000  J.P. Morgan Chase & Co.                            2,046,800
               577  McGraw-Hill Companies, Inc. (The)                     52,997
             4,870  Principal Financial Group                            190,027
                                                                 ---------------
                                                                       7,969,770
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
            12,557  ALLTEL Corp.                                         718,260
            15,661  AT&T Corp.                                           304,293
            41,453  BellSouth Corp.                                    1,069,487
               671  CenturyTel Inc.                                       22,572
            14,268  Commonwealth Telephone
                    Enterprise Inc.(2)                                   679,157
            17,940  Deutsche Telekom ORD(2)                              375,780
            62,006  SBC Communications Inc.                            1,491,245
            30,686  Sprint Corp.                                         726,644
            31,600  Telefonica SA ORD                                    581,576
            54,470  Telenor ASA ORD                                      502,365
            45,467  Verizon Communications                             1,635,449
                                                                 ---------------
                                                                       8,106,828
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
            20,000  CLP Holdings Ltd. ORD                                114,629
             5,580  E.On AG ORD                                          502,028
            38,076  Exelon Corporation                                 1,727,127
            25,219  FirstEnergy Corp.                                  1,040,032
             9,459  FPL Group, Inc.                                      750,572
            16,400  PPL Corporation                                      894,456
           175,532  Terna SpA ORD                                        501,431
            19,734  TXU Corp.                                          1,504,718
            13,900  Wisconsin Energy Corp.                               482,608
                                                                 ---------------
                                                                       7,517,601
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
             9,300  Emerson Electric Co.                                 616,776
            17,800  Rockwell Automation Inc.                           1,106,270
             8,160  Schneider SA ORD                                     651,496
                                                                 ---------------
                                                                       2,374,542
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
            61,400  AVX Corp.                                            753,379
             5,000  Hoya Corp. ORD                                       542,932
             6,732  Ingram Micro Inc. Cl A(2)                            120,637
            23,600  Omron Corp. ORD                                      548,653
             6,949  Tech Data Corp.(2)                                   284,840
                                                                 ---------------
                                                                       2,250,441
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
            12,700  Diamond Offshore Drilling, Inc.                      628,650
             4,400  ENSCO International Inc.                             177,232
             4,500  Global SantaFe Corp.                                 168,750
             1,309  Hydril Co.(2)                                         78,632
            14,400  National-Oilwell, Inc.(2)                            652,896
             7,600  Noble Corp.                                          433,732
            46,240  Saipem SpA ORD                                       625,710
             3,700  Transocean Inc.(2)                                   179,376
                                                                 ---------------
                                                                       2,944,978
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.9%
             2,007  7-Eleven Inc.(2)                                      50,416
             4,973  BJ's Wholesale Club Inc.(2)                          152,025
            22,470  Boots Group plc ORD                                  286,712
            23,600  CVS Corp.                                          1,175,988
            38,400  Kroger Co. (The)(2)                                  690,816
             5,650  Metro AG ORD                                         317,189
             9,700  7-Eleven Japan Co., Ltd. ORD                         295,106
            18,924  Shoppers Drug Mart Corporation
                    ORD(2)                                               625,252
            24,389  Supervalu Inc.                                       774,839
           164,190  Tesco plc ORD                                        963,838
            16,400  Wal-Mart Stores, Inc.                                846,404
                                                                 ---------------
                                                                       6,178,585
                                                                 ---------------
FOOD PRODUCTS - 1.4%
            23,000  Ajinomoto Co. Inc. ORD                               283,635
            30,516  Archer-Daniels-Midland Co.                           735,436
            14,686  Campbell Soup Company                                406,802
             3,600  ConAgra Foods, Inc.                                   98,352
             3,588  Delta and Pine Land Company                          104,016
            14,307  General Mills, Inc.                                  749,258
             5,750  Groupe Danone ORD                                    572,900
            16,400  H.J. Heinz Company                                   617,296
             2,800  Hershey Foods Corp.                                  176,400
             1,152  Hormel Foods Corp.                                    35,885
             8,300  Kellogg Co.                                          365,200
            36,500  Kraft Foods Inc.                                   1,220,925
             6,300  McCormick & Company, Inc.                            239,337
            28,344  Pilgrim's Pride Corp.                              1,076,505
            20,010  Royal Numico N.V.  ORD(2)                            808,074
            21,500  Sara Lee Corp.                                       481,600
             3,716  Tyson Foods, Inc. Cl A                                63,246
            27,500  Unilever N.V. New York Shares                      1,839,475
                                                                 ---------------
                                                                       9,874,342
                                                                 ---------------
GAS UTILITIES - 0.2%
             5,800  AGL Resources Inc.                                   200,796
            21,500  NiSource Inc.                                        486,760
            17,600  WGL Holdings Inc.                                    540,320
                                                                 ---------------
                                                                       1,227,876
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
             8,500  Advanced Medical Optics Inc.(2)                      322,575
             4,300  American Medical Systems
                    Holdings, Inc.(2)                                    170,280
            10,000  Bard (C.R.), Inc.                                    665,000
            19,500  Baxter International, Inc.                           695,370
            26,282  Becton Dickinson & Co.                             1,573,502
            18,600  Cooper Companies, Inc. (The)                       1,531,710
             5,252  Edwards Lifesciences Corporation(2)                  225,889
             6,010  Essilor International SA Cie Generale
                    D'Optique ORD                                        421,750
             2,800  Guidant Corp.                                        205,492
             1,404  Haemonetics Corporation(2)                            58,238
            14,389  Hospira Inc.(2)                                      425,914

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             7,900  Immucor, Inc.(2)                                     234,670
             5,700  Intuitive Surgical Inc.(2)                           268,755
             7,476  Medtronic, Inc.                                      389,649
               284  Mettler-Toledo International, Inc.(2)                 14,910
            67,260  Smith & Nephew plc ORD                               692,010
             4,340  Synthes, Inc. ORD                                    524,895
            11,157  Thermo Electron Corp.(2)                             306,371
             7,500  Waters Corp.(2)                                      366,375
                                                                 ---------------
                                                                       9,093,355
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
            10,895  Aetna Inc.                                         1,590,888
            18,166  AMERIGROUP Corporation(2)                            724,097
             6,160  AmerisourceBergen Corp.                              368,984
             5,635  Cardinal Health, Inc.                                329,929
            22,200  Caremark Rx Inc.(2)                                  849,816
             5,300  Centene Corp.(2)                                     176,808
            19,541  CIGNA Corp.                                        1,774,323
             8,300  Covance Inc.(2)                                      362,793
             4,660  Fresenius Medical Care AG ORD                        417,467
            18,900  HCA Inc.                                             892,269
             4,700  Humana Inc.(2)                                       156,369
             2,139  McKesson Corp.                                        79,870
            12,800  PacifiCare Health Systems, Inc.(2)                   812,544
             8,300  Triad Hospitals Inc.(2)                              362,461
            21,500  Universal Health Services, Inc. Cl B               1,014,800
             1,517  WellPoint Inc.(2)                                    185,165
                                                                 ---------------
                                                                      10,098,583
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.4%
             3,730  Accor SA ORD                                         174,781
            21,700  Boyd Gaming Corp.                                  1,063,517
            21,500  Brinker International, Inc.(2)                       813,990
             9,500  Carnival Corporation                                 516,610
             7,598  Darden Restaurants, Inc.                             203,626
             3,200  Harrah's Entertainment, Inc.                         209,888
             6,500  International Game Technology                        197,990
            12,089  Las Vegas Sands Corp.(2)                             579,063
            73,162  McDonald's Corporation                             2,420,199
            10,100  Outback Steakhouse, Inc.                             453,591
             3,300  Panera Bread Co.(2)                                  176,418
             8,800  Penn National Gaming Inc.(2)                         531,168
             5,400  Speedway Motorsports Inc.                            200,880
            14,600  Station Casinos Inc.                                 889,724
             5,300  Wendy's International, Inc.                          200,605
            21,400  WMS Industries Inc.(2)                               641,786
             6,400  Wynn Resorts Ltd.(2)                                 458,048
                                                                 ---------------
                                                                       9,731,884
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             5,325  American Greetings Cl A                              131,155
             6,831  Black & Decker Corporation                           566,427
             1,400  KB Home                                              174,720
               371  Lennar Corp.                                          22,564

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            39,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                             583,927
            33,100  Newell Rubbermaid Inc.                               737,799
             1,438  NVR, Inc.(2)                                       1,139,255
             2,300  Pulte Homes Inc.                                     179,446
             8,000  Sharp Corp. ORD                                      127,587
            18,800  Tempur-Pedic International Inc.(2)                   360,020
            16,100  Whirlpool Corp.                                    1,026,375
                                                                 ---------------
                                                                       5,049,275
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
             3,560  Clorox Company                                       213,742
             4,164  Energizer Holdings Inc.(2)                           246,634
            14,000  Kao Corp. ORD                                        332,169
            24,800  Kimberly-Clark Corp.                               1,636,304
            19,800  Procter & Gamble Co. (The)                         1,051,182
            28,732  Reckitt Benckiser plc ORD                            906,174
                                                                 ---------------
                                                                       4,386,205
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
             2,000  3M Co.                                               167,880
            62,000  General Electric Co.                               2,182,400
            14,500  Textron Inc.                                       1,121,575
            45,663  Tyco International Ltd.                            1,528,797
                                                                 ---------------
                                                                       5,000,652
                                                                 ---------------
INSURANCE - 2.2%
            20,900  Allstate Corp.                                     1,121,912
               604  American Financial Group, Inc.                        18,416
            47,197  American International Group, Inc.                 3,152,759
             1,733  AmerUs Group Co.                                      83,409
            33,159  Axa SA ORD                                           891,694
            16,653  Berkley (W.R.) Corp.                                 855,298
                 5  Berkshire Hathaway Inc. Cl A(2)                      451,000
            15,129  Chubb Corp.                                        1,196,855
             3,385  First American Financial Corp. (The)                 123,722
            13,300  Hartford Financial Services Group
                    Inc. (The)                                           956,935
            18,400  Horace Mann Educators Corp.                          345,184
            12,000  Jefferson-Pilot Corp.                                587,520
             1,089  LandAmerica Financial Group Inc.                      59,612
           409,340  Legal & General Group plc ORD                        928,898
            13,100  Loews Corp.                                          933,768
            45,000  Marsh & McLennan Companies Inc.                    1,469,250
            10,100  MetLife, Inc.                                        414,504
             4,908  Protective Life Corporation                          196,124
            54,920  QBE Insurance Group Limited ORD                      666,480
               719  Selective Insurance Group                             33,081
             1,777  Stancorp Financial Group Inc.                        154,759
            11,400  Torchmark Corp.                                      594,054
                                                                 ---------------
                                                                      15,235,234
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             6,500  eBay Inc.(2)                                         278,460

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
               180  Rakuten, Inc. ORD                                    162,564
                                                                 ---------------
                                                                         441,024
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
            76,642  Earthlink Inc.(2)                                    669,085
             1,800  Google Inc. Cl A(2)                                  338,382
             7,800  Open Text Corp.(2)                                   150,852
            18,992  Yahoo! Inc.(2)                                       612,872
                                                                 ---------------
                                                                       1,771,191
                                                                 ---------------
IT SERVICES - 0.6%
            16,000  Accenture Ltd. Cl A(2)                               408,800
            12,047  Acxiom Corp.                                         271,058
            15,900  Cognizant Technology Solutions
                    Corporation(2)                                       750,957
            31,611  Computer Sciences Corp.(2)                         1,461,376
            10,000  DST Systems, Inc.(2)                                 474,900
            13,300  Fiserv, Inc.(2)                                      504,602
                                                                 ---------------
                                                                       3,871,693
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            22,720  Eastman Kodak Co.                                    772,253
            16,100  Fuji Photo Film Co. Ltd. ORD                         608,419
                                                                 ---------------
                                                                       1,380,672
                                                                 ---------------
MACHINERY - 0.8%
             7,797  Cummins Inc.                                         572,378
             2,300  Deere & Co.                                          163,553
            29,800  Dover Corp.                                        1,152,366
             8,400  Ingersoll-Rand Company                               707,700
             6,919  Joy Global Inc.                                      254,273
             2,063  Kennametal Inc.                                      101,252
            72,000  Komatsu Ltd. ORD                                     540,043
             8,000  Parker-Hannifin Corp.                                526,400
            18,900  Pentair, Inc.                                        783,216
            12,410  Volvo AB Cl B ORD                                    570,335
                                                                 ---------------
                                                                       5,371,516
                                                                 ---------------
MEDIA - 1.3%
               762  Catalina Marketing Corp.                              20,536
            57,790  Disney (Walt) Co.                                  1,614,653
             7,800  Dow Jones & Co. Inc.                                 289,380
               505  DreamWorks Animation SKG Inc.(2)                      18,347
            11,800  Gannett Co., Inc.                                    929,250
             2,500  Getty Images Inc.(2)                                 178,350
             1,134  John Wiley & Sons Inc.                                39,407
            31,600  New York Times Co. (The) Cl A                      1,158,456
             1,753  Pixar(2)                                             156,771
             6,338  Regal Entertainment Group                            122,070
            10,240  Thomson Corp. ORD                                    348,209
           147,031  Time Warner Inc.(2)                                2,533,343
            11,400  Tribune Co.                                          464,322

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            12,000  Univision Communications Inc.
                    Cl A(2)                                              316,680
             3,700  Valassis Communications, Inc.(2)                     138,417
            18,320  Vivendi Universal SA ORD(2)                          578,277
                                                                 ---------------
                                                                       8,906,468
                                                                 ---------------
METALS & MINING - 0.5%
            19,600  Alcoa Inc.                                           629,552
            15,400  Allegheny Technologies Inc.                          378,994
            12,440  Arcelor ORD                                          308,999
            61,670  BHP Billiton Limited ORD                             935,616
             4,800  Nucor Corp.                                          299,232
             6,512  Phelps Dodge Corp.                                   693,202
            42,000  Sumitomo Metal Mining Co.
                    Ltd. ORD                                             320,249
             3,711  United States Steel Corp.                            231,418
                                                                 ---------------
                                                                       3,797,262
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
            10,600  AES Corporation (The)(2)                             177,444
            13,934  Constellation Energy Group Inc.                      717,183
                                                                 ---------------
                                                                         894,627
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            59,500  Dollar General Corp.                               1,263,185
            13,256  Federated Department Stores, Inc.                    748,301
             4,410  J.C. Penney Co. Inc. Holding
                    Company                                              196,201
               676  Kmart Holding Corp.(2)                                65,890
             6,600  Kohl's Corp.(2)                                      315,942
            28,500  May Department Stores Co. (The)                      983,535
            19,380  Next plc ORD                                         574,326
             2,000  Pinault-Printemps-Redoute ORD                        223,102
             5,800  Target Corporation                                   294,756
                                                                 ---------------
                                                                       4,665,238
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            35,991  Xerox Corp.(2)                                       561,460
                                                                 ---------------
OIL & GAS - 3.7%
            10,500  Apache Corp.                                         660,240
            52,770  BG Group plc ORD                                     414,300
           174,860  BP plc ORD                                         1,889,856
            15,800  BP plc ADR                                         1,025,736
            54,818  ChevronTexaco Corp.                                3,403,101
            19,689  ConocoPhillips                                     2,183,313
             8,311  EnCana Corp. ORD                                     551,147
            33,710  ENI SpA ORD                                          879,284
           113,654  Exxon Mobil Corp.                                  7,195,435
            10,051  Occidental Petroleum Corp.                           706,284
             1,711  Premcor Inc.                                          93,900
            51,100  Royal Dutch Petroleum Co. New
                    York Shares                                        3,223,899
            12,029  Sunoco, Inc.                                       1,192,074
             8,910  Total SA Cl B ORD                                  2,115,253

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             7,300  Unocal Corp.                                         394,930
             8,800  Valero Energy Corp.                                  626,912
                                                                 ---------------
                                                                      26,555,664
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
            24,586  Louisiana-Pacific Corp.                              645,874
             6,482  Potlatch Corp.                                       299,144
            27,840  Stora Enso Oyj Cl R ORD                              423,908
            22,570  Weyerhaeuser Co.                                   1,510,610
                                                                 ---------------
                                                                       2,879,536
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
             4,821  Alberto-Culver Company Cl B                          251,994
            17,604  Gillette Company                                     884,601
                                                                 ---------------
                                                                       1,136,595
                                                                 ---------------
PHARMACEUTICALS - 2.7%
            26,700  Abbott Laboratories                                1,227,933
            14,700  American Pharmaceutical
                    Partners Inc.(2)                                     768,222
            15,280  AstraZeneca plc ORD                                  602,392
             5,800  Bone Care International Inc.(2)                      156,948
            45,700  Bristol-Myers Squibb Co.(3)                        1,143,871
            12,600  Eisai Co. Ltd. ORD                                   425,525
             5,500  Eli Lilly and Company                                308,000
            14,480  GlaxoSmithKline plc ORD                              346,132
            71,443  Johnson & Johnson                                  4,686,660
            10,016  Kos Pharmaceuticals, Inc.(2)                         332,932
            64,655  Merck & Co., Inc.                                  2,049,564
            37,465  Novartis AG ORD(2)                                 1,878,571
            10,710  Novo Nordisk A/S Cl B ORD                            594,434
            89,448  Pfizer, Inc.                                       2,351,587
            11,587  Roche Holding AG ORD                               1,221,837
            17,900  Watson Pharmaceuticals, Inc.(2)                      568,146
            12,100  Wyeth                                                493,922
                                                                 ---------------
                                                                      19,156,676
                                                                 ---------------
REAL ESTATE(1)
             1,477  Taubman Centers Inc.                                  42,331
                                                                 ---------------
ROAD & RAIL - 0.5%
             8,955  Burlington Northern Santa Fe Corp.                   450,168
             5,600  Canadian National Railway Co.                        346,864
               100  East Japan Railway Company ORD                       532,887
            23,985  Union Pacific Corp.                                1,521,848
            13,400  Yellow Roadway Corp.(2)                              773,850
                                                                 ---------------
                                                                       3,625,617
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
             5,900  Altera Corp.(2)                                      122,366
            18,000  Applied Materials, Inc.(2)                           315,000

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            11,900  Broadcom Corp.(2)                                    383,775
           164,019  Intel Corp.                                        3,933,175
            10,800  Linear Technology Corp.                              421,848
             5,753  MEMC Electronic Materials Inc.(2)                     74,674
             9,400  National Semiconductor Corp.                         187,530
             4,000  Sigmatel Inc.(2)                                     166,760
            18,354  Teradyne, Inc.(2)                                    283,019
                                                                 ---------------
                                                                       5,888,147
                                                                 ---------------
SOFTWARE - 1.0%
             2,016  Amdocs Ltd.(2)                                        59,170
             7,800  Citrix Systems, Inc.(2)                              175,500
             7,500  Cognos, Inc.(2)                                      321,825
             6,700  McAfee Inc.(2)                                       154,971
           135,702  Microsoft Corporation                              3,416,977
             2,100  Nintendo Co., Ltd. ORD                               233,054
            34,328  Oracle Corp.(2)                                      443,174
             8,407  Parametric Technology Corp.(2)                        48,340
            24,900  Reynolds & Reynolds Co. Cl A                         688,983
             2,350  Symantec Corp.(2)                                     51,724
            32,400  Synopsys, Inc.(2)                                    586,440
            58,200  TIBCO Software Inc.(2)                               568,032
             3,000  Trend Micro Inc. ORD                                 139,488
                                                                 ---------------
                                                                       6,887,678
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
             3,100  Abercrombie & Fitch Co.                              166,470
             9,000  Advance Auto Parts, Inc.(2)                          453,420
            18,091  American Eagle Outfitters, Inc.                      979,266
             2,931  Barnes & Noble Inc.(2)                               100,123
             9,600  Blockbuster Inc. Cl B                                 82,656
             5,200  Carmax, Inc.(2)                                      171,600
             2,474  GameStop Corp.(2)                                     48,391
            34,900  Gap, Inc. (The)                                      744,417
            29,979  Home Depot, Inc.                                   1,199,760
            20,100  Linens 'n Things, Inc.(2)                            540,489
             1,936  Office Depot, Inc.(2)                                 37,268
            10,692  Rent-A-Center Inc.(2)                                277,457
            15,840  Ross Stores, Inc.                                    443,520
             6,000  Sherwin-Williams Co.                                 265,800
             8,300  The Finish Line, Inc. Cl A                           169,818
             4,100  Tractor Supply Co.(2)                                174,619
             9,500  Urban Outfitters Inc.(2)                             395,105
             9,400  Weight Watchers International Inc.(2)                404,200
            10,600  Yamada Denki Co Ltd. ORD                             527,338
                                                                 ---------------
                                                                       7,181,717
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
             1,610  Adidas-Salomon AG ORD                                241,908
            13,760  Compagnie Financiere Richemont
                    AG Cl A ORD                                          435,293
            22,300  Jones Apparel Group, Inc.                            708,471
            12,500  Liz Claiborne, Inc.                                  528,750
             3,600  NIKE, Inc. Cl B                                      313,020
             1,770  Puma AG Rudolf Dassler Sport ORD                     417,132

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------------
            10,400  Reebok International Ltd.                            459,264
            11,191  VF Corp.                                             668,774
                                                                 ---------------
                                                                       3,772,612
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
            31,152  Countrywide Financial Corporation                  1,082,532
                54  Downey Financial Corp.                                 3,383
            10,800  Fannie Mae                                           631,368
            56,700  Freddie Mac                                        3,515,401
            22,023  Fremont General Corp.                                553,658
             1,232  Golden West Financial Corp.                           76,248
            18,100  MGIC Investment Corp.                              1,135,594
            25,600  Washington Mutual, Inc.                            1,074,176
                                                                 ---------------
                                                                       8,072,360
                                                                 ---------------
TOBACCO - 0.2%
            18,300  Altria Group Inc.                                  1,201,395
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
             6,893  Grainger (W.W.), Inc.                                432,743
             7,889  WESCO International Inc.(2)                          283,452
            23,070  Wolseley plc ORD                                     492,017
                                                                 ---------------
                                                                       1,208,212
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            39,740  BAA plc ORD                                          464,657
            22,604  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(2)                                            257,388
           155,310  Macquarie Infrastructure Group ORD                   448,108
                                                                 ---------------
                                                                       1,170,153
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
            41,900  Alamosa Holdings Inc.(2)                             533,806
                50  KDDI Corp. ORD                                       256,876
             5,554  Nextel Communications, Inc.(2)                       163,454
            23,700  NII Holdings Inc. Cl B(2)                          1,356,115
           481,630  Vodafone Group plc ORD                             1,261,978
            10,400  Vodafone Group plc ADR                               273,416
                                                                 ---------------
                                                                       3,845,645
                                                                 ---------------
TOTAL COMMON STOCKS                                                  319,698,270
(Cost $264,779,589)                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) - 15.7%
       $11,000,000  FHLMC, 5.00%, settlement date
                    3/17/2005(5)                                      11,082,500
            33,201  FHLMC, 6.50%, 12/1/12                                 34,931
           164,743  FHLMC, 7.00%, 6/1/14                                 173,740
           165,482  FHLMC, 6.50%, 6/1/16                                 173,874
         3,737,370  FHLMC, 4.50%, 1/1/19                               3,700,452

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
            39,951  FHLMC, 8.00%, 7/1/30                                  43,027
           203,579  FHLMC, 6.50%, 5/1/31                                 212,090
         1,326,129  FHLMC, 5.50%, 12/1/33                              1,340,578
        15,650,000  FNMA, 5.50%, settlement date
                    3/14/2005(5)                                      15,782,054
        19,462,300  FNMA, 6.00%, settlement date
                    3/14/2005(5)                                      19,967,112
        15,000,000  FNMA, 6.50%, settlement date
                    3/14/2005(5)                                      15,623,430
         4,600,000  FNMA, 5.00%, settlement date
                    3/17/2005(5)                                       4,631,625
        11,480,000  FNMA, 5.50%, settlement date
                    3/17/2005(5)                                      11,759,825
             2,315  FNMA, 6.50%, 4/1/11                                    2,437
            14,312  FNMA, 6.50%, 5/1/11                                   15,070
            25,089  FNMA, 6.50%, 5/1/11                                   26,419
            60,302  FNMA, 6.50%, 5/1/11                                   63,498
            11,994  FNMA, 6.50%, 2/1/12                                   12,629
            20,546  FNMA, 6.50%, 4/1/12                                   21,634
            50,421  FNMA, 6.50%, 5/1/12                                   53,089
           143,272  FNMA, 6.00%, 4/1/14                                  149,567
            39,290  FNMA, 7.50%, 6/1/15                                   41,553
         2,038,639  FNMA, 4.50%, 5/1/19                                2,014,746
         1,921,192  FNMA, 4.50%, 6/1/19                                1,898,676
             4,103  FNMA, 7.00%, 6/1/26                                    4,342
            28,130  FNMA, 7.50%, 3/1/27                                   30,155
           100,276  FNMA, 6.50%, 6/1/29                                  104,559
            32,782  FNMA, 7.00%, 7/1/29                                   34,608
           164,898  FNMA, 7.00%, 7/1/29                                  174,135
           101,304  FNMA, 7.00%, 3/1/30                                  106,916
            19,810  FNMA, 7.00%, 5/1/30                                   20,902
           126,779  FNMA, 7.50%, 8/1/30                                  135,740
            56,960  FNMA, 7.50%, 9/1/30                                   60,986
           325,279  FNMA, 6.50%, 9/1/31                                  339,055
           169,710  FNMA, 7.00%, 9/1/31                                  179,007
           156,362  FNMA, 6.50%, 1/1/32                                  162,946
         1,069,896  FNMA, 7.00%, 6/1/32                                1,128,244
         2,484,738  FNMA, 5.50%, 6/1/33                                2,508,830
         5,366,239  FNMA, 5.50%, 8/1/33(6)                             5,418,270
         1,175,720  FNMA, 5.50%, 9/1/33                                1,187,120
         6,556,396  FNMA, 5.50%, 1/1/34(6)                             6,619,967
            22,282  GNMA, 7.00%, 1/15/24                                  23,714
            22,937  GNMA, 8.00%, 7/15/24                                  24,886
            18,600  GNMA, 8.00%, 9/15/24                                  20,180
             8,854  GNMA, 9.00%, 4/20/25                                   9,869
            88,613  GNMA, 7.00%, 9/15/25                                  94,264
            12,359  GNMA, 7.50%, 10/15/25                                 13,306
            32,294  GNMA, 7.50%, 2/15/26                                  34,746
             9,646  GNMA, 6.00%, 4/15/26                                   9,994
            24,034  GNMA, 7.50%, 5/15/26                                  25,859
            12,361  GNMA, 8.00%, 5/15/26                                  13,408
           152,764  GNMA, 8.25%, 7/15/26                                 166,194
             4,592  GNMA, 9.00%, 8/20/26                                   5,107
            17,699  GNMA, 7.50%, 11/15/27                                 19,028
           164,630  GNMA, 7.00%, 12/15/27                                174,753
            10,901  GNMA, 6.50%, 2/15/28                                  11,458
            42,396  GNMA, 6.50%, 2/15/28                                  44,563
            40,851  GNMA, 6.50%, 2/15/28                                  42,939
            26,798  GNMA, 6.50%, 3/15/28                                  28,168
            14,078  GNMA, 6.50%, 3/15/28                                  14,797
            24,057  GNMA, 6.50%, 3/15/28                                  25,287
             6,605  GNMA, 6.50%, 4/15/28                                   6,943
            45,243  GNMA, 6.00%, 5/15/28                                  46,811

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
            98,755  GNMA, 6.00%, 7/15/28                                 102,179
            83,929  GNMA, 6.00%, 10/15/28                                 86,839
            96,129  GNMA, 7.00%, 5/15/31                                 101,827
         1,033,094  GNMA, 5.50%, 11/15/32                              1,051,722
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              109,239,179
(Cost $109,541,417)                                              ---------------

CORPORATE BONDS - 9.8%
AUTOMOBILES - 0.1%
           480,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                                538,861
                                                                 ---------------
BEVERAGES - 0.1%
           700,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $699,564)(7)                                    698,769
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           800,000  Credit Suisse First Boston USA
                    Inc., VRN, 2.79%, 3/19/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                              802,894
         1,400,000  Goldman Sachs Group Inc., 5.25%,
                    10/15/13                                           1,426,501
           900,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                              887,882
           350,000  Morgan Stanley, 4.25%, 5/15/10                       345,575
                                                                 ---------------
                                                                       3,462,853
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
         1,600,000  Bank of America Corp., 4.375%,
                    12/1/10                                            1,596,789
           900,000  SouthTrust Corp., 5.80%, 6/15/14                     944,917
           780,000  Wachovia Bank N.A., 4.80%, 11/1/14                   770,160
         1,200,000  Wachovia Bank N.A., 4.875%, 2/1/15
                    (Acquired 1/26/05, Cost
                    $1,199,052)(7)                                     1,190,647
         1,000,000  Wells Fargo & Co., 4.20%, 1/15/10                    991,592
           150,000  Wells Fargo Bank N.A., 4.75%,
                    2/9/15                                               147,757
                                                                 ---------------
                                                                       5,641,862
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           350,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                        341,136
           630,000  Waste Management Inc., 7.00%,
                    7/15/28                                              718,520
                                                                 ---------------
                                                                       1,059,656
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           500,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      501,213

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                  VALUE
--------------------------------------------------------------------------------
           770,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                       757,757
                                                                 ---------------
                                                                       1,258,970
                                                                 ---------------
DIVERSIFIED - 1.6%
            88,500  iShares GS $ InvesTop Corporate
                    Bond Fund(8)                                       9,856,245
         1,617,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost
                    $1,714,489)(7)                                     1,994,003
                                                                 ---------------
                                                                      11,850,247
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
           700,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       704,992
           680,000  CIT Group Inc., 4.25%, 2/1/10                        670,051
           660,000  CIT Group Inc., 5.125%, 9/30/14                      659,621
         3,224,000  Citigroup Inc., 5.00%, 9/15/14(6)                  3,238,863
         1,500,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                           1,574,151
           570,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       560,805
           650,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                      662,300
         1,100,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                    1,092,145
           235,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       226,456
         1,000,000  HSBC Finance Corp., 4.125%,
                    11/16/09                                             984,717
           800,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                               886,898
                                                                 ---------------
                                                                      11,260,999
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
           620,000  BellSouth Corp., 5.20%, 12/15/16                     620,816
           725,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       767,231
           940,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                         1,105,775
           300,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           307,050
           250,000  France Telecom, 8.50%, 3/1/11                        292,086
           510,000  SBC Communications Inc., 5.10%,
                    9/15/14                                              510,600
           570,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                              683,106
           300,000  Sprint Capital Corp., 8.75%,
                    3/15/32                                              404,039
                                                                 ---------------
                                                                       4,690,703
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
           950,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                               1,004,599
           930,000  FirstEnergy Corp., 6.45%, 11/15/11                 1,006,769
           650,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               687,636
           600,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              657,250
           700,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      709,498
                                                                 ---------------
                                                                       4,065,752
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           480,000  CVS Corp., 4.00%, 9/15/09                            473,439
           900,000  Safeway Inc., 6.50%, 3/1/11                          975,705
                                                                 ---------------
                                                                       1,449,144
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.1%
         1,000,000  Cadbury Schweppes US Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03-10/8/03, Cost
                    $994,540)(7)                                       1,009,634
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           750,000  Beckman Coulter Inc., 7.45%,
                    3/4/08                                               811,760
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
         1,200,000  Yum! Brands Inc., 8.875%,
                    4/15/11                                            1,454,675
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           800,000  General Electric Co., 5.00%, 2/1/13                  813,291
                                                                 ---------------
                                                                       1,374,096
                                                                 ---------------
INSURANCE - 0.4%
         1,050,000  Allstate Financial Global Funding II,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $1,047,942)(7)                        1,047,994
           750,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                              790,522
           650,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $649,987)(7)                                    645,399
                                                                 ---------------
                                                                       2,483,915
                                                                 ---------------
MEDIA - 0.8%
            79,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        96,262
         1,400,000  Comcast Corp., 5.50%, 3/15/11                      1,458,667
           600,000  Continental Cablevision, 8.30%,
                    5/15/06                                              628,630
         1,210,000  COX Communications Inc., 4.625%,
                    1/15/10 (Acquired 1/13/05,
                    Cost $1,204,410)(7)                                1,196,886
           300,000  News America Holdings, 7.75%,
                    1/20/24                                              360,709
         1,700,000  Walt Disney Company, 5.50%,
                    12/29/06                                           1,745,958
                                                                 ---------------
                                                                       5,487,112
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           600,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                              598,028
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           300,000  May Department Stores Co.,
                    3.95%, 7/15/07                                       297,337
           800,000  May Department Stores Co.,
                    4.80%, 7/15/09                                       806,970
                                                                 ---------------
                                                                       1,104,307
                                                                 ---------------
OIL & GAS - 0.5%
           400,000  Anadarko Petroleum Corp., 7.95%,
                    4/15/29                                              518,724
           750,000  Devon Energy Corp., 2.75%, 8/1/06                    737,068
           480,000  Enterprise Products Operating L.P.,
                    4.625%, 10/15/09 (Acquired
                    10/8/04, Cost $484,834)(7)                           478,593
           480,000  Enterprise Products Operating L.P.,
                    5.60%, 10/15/14 (Acquired
                    10/4/04, Cost $482,986)(7)                           491,613
           750,000  Kerr-McGee Corp., 6.875%, 9/15/11                    832,012

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           700,000  XTO Energy Inc., 6.25%, 4/15/13                      762,860
                                                                 ---------------
                                                                       3,820,870
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           350,000  Schering-Plough Corp., 5.30%,
                    12/1/13                                              364,377
                                                                 ---------------
ROAD & RAIL - 0.2%
           850,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        939,430
           600,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              765,831
                                                                 ---------------
                                                                       1,705,261
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
           720,000  Washington Mutual Bank, 5.50%,
                    1/15/13                                              745,816
           510,000  Washington Mutual Bank, 5.125%,
                    1/15/15                                              508,711
                                                                 ---------------
                                                                       1,254,527
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
           900,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                     1,045,532
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 67,931,105
(Cost $67,047,507)                                               ---------------

ASSET-BACKED SECURITIES(4) - 9.7%
           241,996  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04, Cost
                    $241,349)(7)                                         241,008
         2,690,303  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    2.80%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.35%
                    with no caps                                       2,693,131
           771,512  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 2.81%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                              772,081
            31,607  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33                                              31,540
           176,273  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                       175,619
           140,810  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired 6/24/04,
                    Cost $140,810)(7)                                    140,376
            71,465  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A, 4.55%,
                    4/25/34                                               71,567
           149,839  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34                                              149,402
           131,672  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $131,668)(7)                                    131,804
           201,548  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $201,548)(7)                          201,594
            30,757  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%, 7/26/33                      30,732
           124,263  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2004 OPT4, Class N1, 4.45%,
                    5/26/34                                              123,700

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         4,000,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 2.65%, 3/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(6)                         4,006,115
         1,019,766  Centex Home Equity, Series
                    2004 C, Class AF1, VRN, 2.82%,
                    3/1/05                                             1,015,120
         3,800,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 2.66%,
                    3/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(6)                                         3,802,801
           153,769  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                            153,510
         1,117,826  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 2.72%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps                      1,118,943
           138,599  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04, Cost
                    $138,525)(7)                                         138,138
         3,765,526  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 2.79%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps(6)                   3,768,212
         2,397,236  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    2.82%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps                                       2,399,055
         1,176,782  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    2.69%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       1,177,595
           138,312  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                       137,745
         3,753,018  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2004 FF11, Class 2A1, VRN, 2.80%,
                    3/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps                                            3,754,211
           124,614  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                       124,494
           450,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             452,710
        11,400,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 2.63%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps(6)                  11,414,478
           138,225  Fremont Non-Improvement
                    Trust, Series 2004 B, 4.70%,
                    5/25/34 (Acquired 5/20/04,
                    Cost $138,225)(7)                                    137,734
         4,016,058  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 2.74%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps (Acquired
                    10/5/04, Cost $4,016,058)(6)(7)                    4,016,058
           208,076  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04, Cost
                    $208,169)(7)                                         207,805
           173,191  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired 9/15/04,
                    Cost $173,567)(7)                                    172,684
           561,924  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05, Cost
                    $561,924)(7)                                         561,924
            59,769  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $59,766)(7)                                      59,541
            57,704  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                        57,833
            36,646  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $36,829)(7)                             36,633

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           747,405  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    2.84%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.19%
                    with no caps                                         747,871
           202,545  NovaStar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $202,545)(7)                           201,599
         3,425,000  NovaStar Home Equity Loan, Series
                    2005-1, Class A2A, VRN, 2.71%,
                    3/25/05, resets monthly off the
                    1-month LIBOR plus 0.12%
                    with no caps                                       3,425,535
         4,762,211  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    2.81%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       4,766,036
         1,864,464  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 2.82%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%                                             1,865,894
           340,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       330,580
         4,827,076  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 2.79%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps(6)                         4,831,165
           174,894  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A, 5.00%,
                    9/27/34                                              174,839
           239,900  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $240,424)(7)                                    238,938
           189,029  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $189,024)(7)                  189,410
         2,999,512  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 2.69%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                            3,001,572
         4,400,000  SLMA Student Loan Trust, Series
                    2005-2, Class A1, VRN, 2.73%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps                                            4,398,754
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         67,648,086
(Cost $67,621,069)                                               ---------------

COMMERCIAL PAPER(9) - 8.5%
         3,250,000  Alcon Capital Corp., 2.59%,
                    4/11/05 (Acquired 2/22/05, Cost
                    $3,238,777)(7)                                     3,239,915
         3,250,000  American Honda Finance, 2.70%,
                    5/10/05                                            3,232,310
         3,250,000  ANZ Inc., 2.60%, 4/14/05                           3,239,152
         3,250,000  Blue Ridge Asset Funding, 2.59%,
                    4/8/05 (Acquired 2/16/05, Cost
                    $3,238,075)(6)(7)                                  3,240,672
         3,250,000  Charta LLC, 2.69%, 4/19/05
                    (Acquired 2/24/05, Cost
                    $3,236,886)(6)(7)                                  3,237,868
         3,400,000  Danske Corporation, 2.51%,
                    3/23/05                                            3,394,390
         3,500,000  Dexia Delaware LLC, 2.52%,
                    3/11/05                                            3,497,284
         3,500,000  Falcon Asset Security Corp., 2.53%,
                    3/14/05 (Acquired 2/14/05, Cost
                    $3,493,113)(7)                                     3,496,541
         3,250,000  General Electric Capital Corp.,
                    2.56%, 4/25/05                                     3,236,301
         3,156,000  Govco Incorporated, 2.62%,
                    4/13/05 (Acquired 2/16/05, Cost
                    $3,143,138)(7)                                     3,145,715
         3,250,000  ING (US) Funding LLC, 2.52%,
                    3/10/05                                            3,247,706
         3,250,000  Network Rail CP Finance plc, 2.40%,
                    3/4/05 (Acquired 1/6/05, Cost
                    $3,237,650)(7)                                     3,249,084

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         3,250,000  Old Line Funding Corp., 2.48%,
                    3/2/05 (Acquired 1/26/05, Cost
                    $3,242,164)(7)                                     3,249,542
         3,000,000  Paradigm Funding LLC, 2.50%,
                    3/23/05 (Acquired 1/20/05, Cost
                    $2,987,083)(7)                                     2,995,050
         3,250,000  Pfizer Inc., 2.54%, 4/5/05 (Acquired
                    2/1/05, Cost $3,235,554)(7)                        3,241,427
         3,250,000  Tannehill Capital Co. LLC, 2.53%,
                    3/16/05 (Acquired 2/14/05, Cost
                    $3,243,148)(7)                                     3,246,324
         3,500,000  Thunder Bay Funding Inc., 2.53%,
                    3/3/05 (Acquired 2/7/05, Cost
                    $3,494,097)(7)                                     3,499,257
         3,250,000  UBS Finance LLC, 2.58%, 4/1/05                     3,242,418
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                58,930,956
(Cost $58,938,133)                                               ---------------

U.S. TREASURY SECURITIES - 5.9%
         1,400,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                           1,925,274
        10,100,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(6)                                        11,905,386
         3,300,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27                                           3,904,573
           900,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28                                              989,684
         4,220,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31                                            4,641,342
         7,974,000  U.S. Treasury Inflation Indexed
                    Bonds, 1.625%, 1/15/15(6)                          7,921,675
         1,100,000  U.S. Treasury Notes, 4.75%,
                    5/15/14                                            1,132,786
         9,085,000  U.S. Treasury Notes, 4.25%,
                    8/15/14(6)                                         9,004,442
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        41,425,162
(Cost $41,083,017)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 4.4%
        17,571,137  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.83%, 3/1/05                                        501,814
         4,250,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class 2A5,
                    VRN, 4.17%, 3/1/05(6)                              4,197,267
        19,000,000  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.81%, 3/1/05                                        809,913
         4,998,684  Bear Stearns Commercial Mortgage
                    Securities, Series 2004 BA5A,
                    Class A1, VRN, 2.72%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps
                    (Acquired 12/15/04, Cost
                    $4,998,684)(6)(7)                                  4,998,678
         4,515,222  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.72%, 3/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps(6)                         4,522,842
         9,722,849  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.72%,
                    3/1/05                                               350,868
         2,069,762  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 2.83%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps                      2,073,345
           246,175  First Union National Bank
                    Commercial Mortgage, Series 2001
                    C3, Class A1 SEQ, 5.20%, 8/15/33                     248,833
         1,318,679  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 3.05%, 7/25/17,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with no caps                      1,323,539
           606,085  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        609,957

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                3,021,233
           290,192  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             296,274
           142,500  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                              143,858
         2,300,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                      2,244,821
         2,000,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                      1,977,352
         3,100,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.23%,
                    3/1/05                                             3,074,246
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             30,394,840
(Cost $30,494,267)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.5%
         6,500,000  FNMA, 5.25%, 4/15/07(6)                            6,690,483
         6,580,000  FNMA, 3.00%, 8/15/07(6)                            6,448,926
         1,900,000  FNMA, 6.625%, 10/15/07                             2,028,244
         7,900,000  FNMA, 5.75%, 2/15/08                               8,288,917
           600,000  FNMA, 3.25%, 8/15/08                                 584,524
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               24,041,094
(Cost $24,219,259)                                               ---------------

MUNICIPAL SECURITIES - 0.7%
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    2.65%, 3/3/05 (Acquired 9/29/03-
                    11/10/03, Cost $3,000,000)(7)                      3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        782,480
         1,150,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 2.57%, 3/2/05
                    (LOC: Keybank N.A.)                                1,150,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             4,932,480
(Cost $4,950,934)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.5%
         3,500,000  Canadian Imperial Bank of
                    Commerce, 2.47%, 3/21/05
                    (Acquired 1/19/05, Cost
                    $3,500,000)(6)(7)                                  3,499,570
                                                                 ---------------
(Cost $3,500,000)
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES - 0.4%
         3,000,000  Fannie Mae, 2.73%, 6/14/05(10)                     2,975,022
                                                                 ---------------
(Cost $2,976,415)
PURCHASED PUT CONTRACTS(1)
CONTRACTS
               222  Bristol-Myers Squibb Co., strike at
                    $22.50, expires 6/18/05                                9,435
                                                                 ---------------
(Cost $39,009)

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 6.0%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.95%, 11/15/24, valued at
$7,467,606), in a joint trading account at 2.53%,
dated 2/28/05, due 3/1/05 (Delivery value
$7,300,513)(6)                                                         7,300,000
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$35,463,284), in joint trading account at 2.54%,
dated 2/28/05, due 3/1/05 (Delivery value
$34,802,455)(6)                                                       34,800,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      42,100,000
(Cost $42,100,000)                                               ---------------
TOTAL INVESTMENT SECURITIES - 110.9%                                 772,825,199
                                                                 ---------------
(Cost $717,290,616)
OTHER ASSETS AND LIABILITIES - (10.9)%                              (76,166,495)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $696,658,704
                                                                 ===============

FUTURES CONTRACTS*

                                   Expiration    Underlying Face     Unrealized
Contracts Purchased                Date          Amount at Value     Loss
--------------------------------------------------------------------------------
74  U.S. Treasury 10-Year Notes    June 2005     $ 8,130,750         $(33,119)
                                                 =============================

                                   Expiration    Underlying Face     Unrealized
Contracts Purchased                Date          Amount at Value     Gain
--------------------------------------------------------------------------------
249 U.S. Treasury 2-Year Notes     June 2005     $51,640,266         $15,792
                                                 ===========================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell).  By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**
Notional                                                              Unrealized
Amount        Description of Agreement               Expiration Date  Loss
--------------------------------------------------------------------------------
$5,500,000    Receive semiannually a fixed rate      September 2007   $(54,753)
              equal to 3.24375% and pay quarterly                     =========
              a variable rate based on the
              3-month LIBOR with Deutsche Bank
              Securities, Inc.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments.  The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
EAFE = Europe, Australia, and Far East
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MGIC = Mortgage Guaranty Insurance Corporation
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
(1) Category is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, is being held in connection with an open put option.
(4) Final maturity indicated, unless otherwise noted.
(5) Forward commitment.
(6) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.
(7) Security was purchased under Rule 144A [or Section 4(2)] of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    February 28, 2005, was $62,768,427, which represented 9.0% of net assets.
(8) Security is an exchange-traded bond fund.  Quantity indicated reflects the number of shares owned.
(9) The rate indicated is the yield to maturity at purchase.
(10) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $723,718,537
                                          ============
Gross tax appreciation of investments     $ 54,906,004
Gross tax depreciation of investments       (5,799,342)
                                          ------------
Net tax appreciation of investments       $ 49,106,662
                                          ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 63.9%
AEROSPACE & DEFENSE - 0.6%
            20,400  Boeing Co.                                    $    1,121,518
            10,300  Engineered Support Systems                           569,384
               867  General Dynamics Corp.                                91,338
            50,900  Honeywell International Inc.                       1,932,673
            18,400  Northrop Grumman Corp.                               973,360
            76,000  Rockwell Collins                                   3,499,801
             4,702  United Defense Industries, Inc.                      257,293
            16,800  United Technologies Corp.                          1,677,984
                                                                 ---------------
                                                                      10,123,351
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             2,622  FedEx Corporation                                    256,379
           104,000  Transmile Group Bhd ORD                              254,526
            34,163  United Parcel Service, Inc. Cl B                   2,647,291
             3,000  Yamato Transport Co. Ltd. ORD                         47,673
                                                                 ---------------
                                                                       3,205,869
                                                                 ---------------
AIRLINES - 0.1%
         2,437,500  Air China Ltd. ORD(1)                                937,615
             5,300  Jet Airways India Ltd. ORD(1)                        133,608
            21,891  Southwest Airlines Co.                               303,190
                                                                 ---------------
                                                                       1,374,413
                                                                 ---------------
AUTO COMPONENTS - 0.7%
            37,700  AAPICO Hitech Public Company
                    Limited ORD                                           37,730
            26,100  Autoliv, Inc.                                      1,303,434
            23,138  Autoliv, Inc. SDR                                  1,159,732
            32,070  Continental AG ORD                                 2,374,066
            32,200  Cooper Tire & Rubber                                 623,070
            64,200  Denso Corporation ORD                              1,643,004
             5,575  Goodyear Tire & Rubber
                    Co. (The)(1)                                          80,615
            19,600  Lear Corporation                                   1,022,140
            47,892  Magna International Inc. Cl A                      3,541,613
            43,453  TRW Automotive Holdings Corp.(1)                     878,185
                                                                 ---------------
                                                                      12,663,589
                                                                 ---------------
AUTOMOBILES - 0.7%
            36,300  Bajaj Auto Ltd. ORD                                  859,603
           135,384  Ford Motor Company                                 1,712,608
            21,800  General Motors Corp.                                 777,606
            31,000  Harley-Davidson, Inc.                              1,918,280
            16,600  Honda Motor Co., Ltd. ORD                            890,945
            18,520  Hyundai Motor Company ORD                          1,067,504
            72,900  Toyota Motor Corp. ORD                             2,838,584
            16,700  Toyota Motor Corp. ADR                             1,298,926
                                                                 ---------------
                                                                      11,364,056
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
BEVERAGES - 1.2%
            32,400  Anheuser-Busch Companies, Inc.                     1,537,380
            56,600  Coca-Cola Company (The)                            2,422,480
            34,700  Coca-Cola Enterprises                                740,845
            37,376  Efes Breweries International N.V.
                    GDR (Acquired 10/15/04-11/22/04,
                    Cost $1,039,657)(1)(2)                             1,205,376
            20,877  Molson Coors Brewing Co.                           1,451,578
           170,378  Pepsi Bottling Group Inc.                          4,637,689
             5,000  PepsiAmericas Inc.                                   113,750
            85,400  PepsiCo, Inc.                                      4,599,644
            11,120  Pernod-Ricard SA ORD                               1,590,131
            99,622  SABMiller plc ORD                                  1,632,443
                                                                 ---------------
                                                                      19,931,316
                                                                 ---------------
BIOTECHNOLOGY - 0.4%
            49,119  Amgen Inc.(1)                                      3,026,221
            32,374  Applera Corporation-Applied
                    Biosystems Group                                     664,962
            31,100  Celgene Corp.(1)                                     851,363
             1,377  Cephalon, Inc.(1)                                     67,569
            19,900  Invitrogen Corp.(1)                                1,392,204
            16,600  Neurocrine Biosciences Inc.(1)                       664,498
            11,000  OSI Pharmaceuticals Inc.(1)                          600,930
                                                                 ---------------
                                                                       7,267,747
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            57,800  Daikin Industries Ltd. ORD                         1,443,272
            80,000  Toto Ltd. ORD                                        690,361
             5,106  USG Corp.(1)                                         161,299
                                                                 ---------------
                                                                       2,294,932
                                                                 ---------------
CAPITAL MARKETS - 1.0%
            89,563  Ameritrade Holding Corporation(1)                    952,055
            38,800  Bank of New York Co., Inc. (The)                   1,173,700
            53,774  Edwards (A.G.), Inc.                               2,318,197
            17,200  Goldman Sachs Group, Inc. (The)                    1,871,360
            15,195  Investec Ltd. ORD                                    450,805
            70,200  Merrill Lynch & Co., Inc.                          4,112,315
            43,200  Morgan Stanley                                     2,439,504
            45,900  Northern Trust Corp.                               1,939,275
            26,057  UBS AG ORD                                         2,263,193
                                                                 ---------------
                                                                      17,520,404
                                                                 ---------------
CHEMICALS - 1.0%
            21,280  BASF AG ORD                                        1,593,059
            14,400  du Pont (E.I.) de Nemours & Co.                      767,520
            18,248  Ecolab Inc.                                          578,644
            42,254  Georgia Gulf Corporation                           2,231,434
            20,400  Honam Petrochemical
                    Corporation ORD                                    1,121,035
            36,800  Huntsman Corp.(1)                                  1,051,008
             9,967  Minerals Technologies Inc.                           624,433
            85,733  Monsanto Co.                                       5,039,385
            28,900  PPG Industries, Inc.                               2,079,355

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            22,600  Shin-Etsu Chemical Co., Ltd. ORD                     923,243
           307,000  Toray Industries Inc. ORD                          1,447,989
                                                                 ---------------
                                                                      17,457,105
                                                                 ---------------
COMMERCIAL BANKS - 4.9%
            48,500  Alpha Bank A.E. ORD                                1,864,845
            85,920  Anglo Irish Bank Corporation ORD                   2,263,871
           331,994  Bank Hapoalim Ltd. ORD                             1,209,614
           260,131  Bank Leumi Le-Israel BM ORD                          768,651
           267,623  Bank of America Corp.                             12,484,612
           108,800  Bank of Ireland ORD                                1,822,317
           336,000  Bank of Yokohama Ltd. (The) ORD                    2,070,165
            10,800  BB&T Corporation                                     422,820
            70,988  Comerica Inc.                                      4,051,995
           741,000  Commerce Asset Holdings Bhd ORD                      908,700
            68,980  Commonwealth Bank of Australia ORD                 1,980,948
            55,624  Credit Agricole SA ORD                             1,650,473
           409,503  Denizbank AS ORD(1)                                1,302,239
           126,820  DnB NOR ASA ORD                                    1,292,216
            53,164  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  2,900,142
            83,720  Hana Bank ORD                                      2,396,167
            52,280  HSBC Holdings plc ORD                                872,684
            21,870  KBC Bankverzekerings Holding ORD                   1,840,216
             7,882  Marshall & Ilsley Corp.                              319,142
               210  Mitsubishi Tokyo Financial Group,
                    Inc. ORD                                           1,916,671
           115,857  National City Corp.                                4,144,205
            31,700  PNC Financial Services Group                       1,668,688
            68,930  Powszechna Kasa Oszczednosci
                    Bank Polski SA ORD(1)                                656,208
         5,788,500  PT Bank Rakyat Indonesia ORD                       2,046,234
            86,051  Royal Bank of Scotland Group
                    plc ORD                                            2,950,592
            65,840  Shinhan Financial Group Co.,
                    Ltd. ORD                                           1,949,965
            20,250  Societe Generale Cl A ORD                          2,139,599
               170  Sumitomo Mitsui Financial Group
                    Inc. ORD                                           1,180,770
            43,400  SunTrust Banks, Inc.                               3,143,896
           123,500  U.S. Bancorp                                       3,674,125
            45,798  Unibanco-Uniao de Bancos
                    Brasileiros SA GDR                                 1,726,585
           378,600  Union Bank of India Limited ORD                    1,039,013
            20,678  United Mizrahi Bank Ltd. ORD                         100,723
           148,057  Wachovia Corp.                                     7,848,501
           117,927  Wells Fargo & Co.                                  7,002,505
             8,100  Zions Bancorporation                                 535,410
                                                                 ---------------
                                                                      86,145,507
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            91,554  Cendant Corporation                                2,025,174
            85,514  Equifax Inc.                                       2,598,770
            38,759  John H. Harland Company                            1,422,455
            11,942  Mine Safety Appliances Company                       555,422
            26,600  Monster Worldwide Inc.(1)                            767,410
            32,000  R.R. Donnelley & Sons Company                      1,062,720
           106,676  Republic Services, Inc. Cl A                       3,382,697
           102,871  Waste Management, Inc.                             3,007,949
                                                                 ---------------
                                                                      14,822,597
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.1%
            32,877  AudioCodes Ltd.(1)                                   417,867
            42,800  Avaya Inc.(1)                                        599,200
           269,808  Cisco Systems Inc.(1)                              4,700,056
            25,700  Comverse Technology, Inc.(1)                         596,497
            13,100  F5 Networks, Inc.(1)                                 721,679
           875,122  Gemtek Technology Corp. ORD                        2,266,645
            54,517  Harmonic Inc.(1)                                     596,961
            11,479  Harris Corp.                                         765,649
            27,234  Juniper Networks, Inc.(1)                            586,620
           267,128  Motorola, Inc.                                     4,183,224
            46,900  Nokia Oyj ADR                                        756,966
            28,400  QUALCOMM Inc.                                      1,025,524
            38,400  Scientific-Atlanta, Inc.                           1,186,560
            36,800  ZTE Corp. Cl H ORD(1)                                134,950
                                                                 ---------------
                                                                      18,538,398
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
           112,249  Apple Computer, Inc.(1)                            5,035,490
            71,838  Dell Inc.(1)                                       2,879,985
           192,300  EMC Corp.(1)                                       2,434,518
           153,300  Hewlett-Packard Co.                                3,188,640
           249,000  High Tech Computer Corp. ORD                       1,490,154
           110,739  International Business Machines
                    Corp.                                             10,252,218
            57,210  McData Corporation Cl A(1)                           224,835
            18,100  NCR Corp.(1)                                         705,719
            42,200  QLogic Corp.(1)                                    1,700,238
                                                                 ---------------
                                                                      27,911,797
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.8%
            65,514  ACS, Actividades de Construccion
                    y Servicios, SA ORD                                1,670,686
         1,373,400  E&O Property Development Bhd
                    Cl B ORD(1)                                          200,589
         3,427,107  Empresas ICA Sociedad Controladora
                    SA de CV ORD(1)                                    1,428,990
            31,470  Grupo Ferrovial SA ORD                             1,876,720
            38,500  Jacobs Engineering Group Inc.(1)                   2,155,230
           157,960  Shaw Group Inc. (The)(1)                           3,285,567
            16,988  Vinci SA ORD                                       2,496,719
                                                                 ---------------
                                                                      13,114,501
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.2%
            22,880  Lafarge SA ORD                                     2,384,159
            14,700  Martin Marietta Materials, Inc.                      847,896
         2,778,700  PT Indocement Tunggal Prakarsa
                    Tbk ORD(1)                                           944,779
                                                                 ---------------
                                                                       4,176,834
                                                                 ---------------
CONSUMER FINANCE - 1.0%
             5,900  Aeon Credit Service Co. Ltd. ORD                     399,072
             5,300  Aiful Corp. ORD                                      607,453
           143,347  American Express Co.                               7,762,240
            56,052  Capital One Financial Corp.                        4,298,067
            14,265  CompuCredit Corp.(1)                                 426,809
            12,700  ORIX Corporation ORD                               1,649,998

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            22,300  Takefuji Corp. ORD                                 1,589,428
             9,111  WFS Financial Inc.(1)                                458,374
                                                                 ---------------
                                                                      17,191,441
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           288,350  Amcor Limited ORD                                  1,641,065
               651  Greif, Inc. Cl A                                      42,055
             5,771  Silgan Holdings Inc.                                 383,656
                                                                 ---------------
                                                                       2,066,776
                                                                 ---------------
DIVERSIFIED - 0.6%
            11,000  iShares MSCI EAFE Index Fund                       1,794,980
             9,400  iShares Russell 1000 Growth
                    Index Fund                                           450,636
            66,434  Standard and Poor's 500
                    Depositary Receipt                                 8,017,255
                                                                 ---------------
                                                                      10,262,871
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
           375,607  African Bank Investments Ltd. ORD                  1,127,307
             3,100  Chicago Mercantile Exchange
                    Holdings Inc.                                        640,522
           202,200  Citigroup Inc.                                     9,648,984
            92,350  ING Groep N.V. ORD                                 2,842,917
           142,700  J.P. Morgan Chase & Co.                            5,215,685
             2,545  McGraw-Hill Companies, Inc. (The)                    233,758
            20,934  Principal Financial Group                            816,845
                                                                 ---------------
                                                                      20,526,018
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
            61,181  AFK Sistema GDR(1)                                 1,156,321
            29,804  ALLTEL Corp.                                       1,704,789
            43,281  AT&T Corp.                                           840,950
           107,417  BellSouth Corp.                                    2,771,359
             3,006  CenturyTel Inc.                                      101,122
           230,500  China Netcom Group Corp. Hong
                    Kong Ltd. ORD(1)                                     342,837
            39,009  Commonwealth Telephone
                    Enterprise Inc.(1)                                 1,856,828
            51,030  Deutsche Telekom ORD(1)                            1,068,898
            89,005  Maroc Telecom ORD(1)                                 913,315
            19,800  Philippine Long Distance
                    Telephone ORD(1)                                     499,799
           150,217  SBC Communications Inc.                            3,612,719
            80,220  Sprint Corp.                                       1,899,610
            34,255  Tele Norte Leste Participacoes
                    SA ADR                                               564,865
            95,646  Telefonica SA ORD                                  1,760,297
           143,450  Telenor ASA ORD                                    1,323,009
            93,302  Telkom SA Ltd. ORD                                 1,823,392
           130,402  Verizon Communications                             4,690,559
           375,682  VolgaTelecom ORD                                   1,602,284
                                                                 ---------------
                                                                      28,532,953
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
            60,000  CLP Holdings Ltd. ORD                                343,888
        11,897,823  Colbun SA ORD                                      1,309,330
            16,900  E.On AG ORD                                        1,520,479

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           102,021  Exelon Corporation                                 4,627,673
           108,760  FirstEnergy Corp.                                  4,485,262
            22,450  FPL Group, Inc.                                    1,781,408
            34,500  PPL Corporation                                    1,881,630
           519,526  Terna SpA ORD                                      1,484,098
            67,868  TXU Corp.                                          5,174,934
            29,200  Wisconsin Energy Corp.                             1,013,824
                                                                 ---------------
                                                                      23,622,526
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.4%
            19,600  Emerson Electric Co.                               1,299,872
            60,600  Rockwell Automation Inc.                           3,766,290
            23,080  Schneider SA ORD                                   1,842,712
                                                                 ---------------
                                                                       6,908,874
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
           128,543  AVX Corp.                                          1,577,223
            15,200  Hoya Corp. ORD                                     1,650,514
            27,817  Ingram Micro Inc. Cl A(1)                            498,481
            33,993  Lipman Electronic Engineering Ltd. ORD               986,439
            67,200  Omron Corp. ORD                                    1,562,267
            10,899  Phoenix PDE Co. Ltd. ORD                             688,986
            29,340  Tech Data Corp.(1)                                 1,202,647
                                                                 ---------------
                                                                       8,166,557
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
            49,300  Diamond Offshore Drilling, Inc.                    2,440,350
            17,500  ENSCO International Inc.                             704,900
            17,400  Global SantaFe Corp.                                 652,500
             5,580  Hydril Co.(1)                                        335,191
            57,000  National-Oilwell, Inc.(1)                          2,584,379
            26,200  Noble Corp.                                        1,495,234
           136,380  Saipem SpA ORD                                     1,845,466
            11,600  Tenaris SA ADR                                       762,700
            14,200  Transocean Inc.(1)                                   688,416
                                                                 ---------------
                                                                      11,509,136
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
             7,801  7-Eleven Inc.(1)                                     195,961
            21,238  BJ's Wholesale Club Inc.(1)                          649,246
            68,310  Boots Group plc ORD                                  871,620
            83,210  Cia Brasileira de Distribuicao Grupo
                    Pao de Acucar ADR(1)                               1,995,376
            71,600  CVS Corp.                                          3,567,827
           103,329  Frutarom GDR (Acquired 2/3/05,
                    Cost $788,400)(1)(2)                                 826,632
            80,900  Kroger Co. (The)(1)                                1,455,391
           824,500  Lifestyle International Holdings
                    Ltd. ORD                                           1,411,335
            16,740  Metro AG ORD                                         939,779
            27,800  7-Eleven Japan Co., Ltd. ORD                         845,769
            49,833  Shoppers Drug Mart Corporation
                    ORD(1)                                             1,646,491
           104,131  Supervalu Inc.                                     3,308,242
           496,900  Tesco plc ORD                                      2,916,934

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           545,500  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       2,003,868
            65,700  Wal-Mart Stores, Inc.                              3,390,776
                                                                 ---------------
                                                                      26,025,247
                                                                 ---------------
FOOD PRODUCTS - 1.8%
            67,000  Ajinomoto Co. Inc. ORD                               826,243
           132,129  Archer-Daniels-Midland Co.                         3,184,309
            31,200  Campbell Soup Company                                864,240
           350,000  China Mengniu Dairy Co. Ltd. ORD(1)                  264,776
             7,500  ConAgra Foods, Inc.                                  204,900
            14,285  Delta and Pine Land Company                          414,122
            57,014  General Mills, Inc.                                2,985,823
            17,010  Groupe Danone ORD                                  1,694,787
            34,700  H.J. Heinz Company                                 1,306,108
            10,600  Hershey Foods Corp.                                  667,800
             5,149  Hormel Foods Corp.                                   160,391
            17,500  Kellogg Co.                                          770,000
            76,300  Kraft Foods Inc.                                   2,552,235
            25,200  McCormick & Company, Inc.                            957,348
           846,000  Petra Foods Ltd. ORD(1)                              573,542
           121,000  Pilgrim's Pride Corp.                              4,595,580
            52,140  Royal Numico N.V. ORD(1)                           2,105,597
            45,700  Sara Lee Corp.                                     1,023,680
            43,000  Tata TEA Ltd. ORD                                    536,182
            15,937  Tyson Foods, Inc. Cl A                               271,248
            57,700  Unilever N.V. New York Shares                      3,859,553
            31,879  Wimm-Bill-Dann Foods OJSC ADR(1)                     537,161
                                                                 ---------------
                                                                      30,355,625
                                                                 ---------------
GAS UTILITIES - 0.2%
            12,200  AGL Resources Inc.                                   422,364
            45,800  NiSource Inc.                                      1,036,912
            36,900  WGL Holdings Inc.                                  1,132,830
                                                                 ---------------
                                                                       2,592,106
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
            33,200  Advanced Medical Optics Inc.(1)                    1,259,940
            17,800  American Medical Systems
                    Holdings, Inc.(1)                                    704,880
            39,700  Bard (C.R.), Inc.                                  2,640,050
            40,700  Baxter International, Inc.                         1,451,362
           110,760  Becton Dickinson & Co.                             6,631,201
            65,900  Cooper Companies, Inc. (The)                       5,426,865
            20,878  Edwards Lifesciences Corporation(1)                  897,963
            15,690  Essilor International SA Cie Generale
                    D'Optique ORD                                      1,101,040
            11,000  Guidant Corp.                                        807,290
             5,994  Haemonetics Corporation(1)                           248,631
            57,318  Hospira Inc.(1)                                    1,696,613
            30,800  Immucor, Inc.(1)                                     914,914
            22,500  Intuitive Surgical Inc.(1)                         1,060,875
            30,159  Medtronic, Inc.                                    1,571,887
             1,332  Mettler-Toledo International, Inc.(1)                 69,930
           188,740  Smith & Nephew plc ORD                             1,941,868
            11,420  Synthes, Inc. ORD                                  1,381,174
            47,865  Thermo Electron Corp.(1)                           1,314,373

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            28,900  Waters Corp.(1)                                    1,411,765
                                                                 ---------------
                                                                      32,532,621
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
            39,502  Aetna Inc.                                         5,768,082
            70,964  AMERIGROUP Corporation(1)                          2,828,625
            26,391  AmerisourceBergen Corp.                            1,580,821
            24,129  Cardinal Health, Inc.                              1,412,753
            88,000  Caremark Rx Inc.(1)                                3,368,640
            20,800  Centene Corp.(1)                                     693,888
            71,398  CIGNA Corp.                                        6,482,938
            32,800  Covance Inc.(1)                                    1,433,688
            82,309  Diagnosticos da America SA ORD(1)                  1,017,102
            13,290  Fresenius Medical Care AG ORD                      1,190,588
            38,400  HCA Inc.                                           1,812,864
            18,400  Humana Inc.(1)                                       612,168
             9,150  McKesson Corp.                                       341,661
            50,000  PacifiCare Health Systems, Inc.(1)                 3,174,000
            33,000  Triad Hospitals Inc.(1)                            1,441,110
            45,100  Universal Health Services, Inc. Cl B               2,128,720
             6,550  WellPoint Inc.(1)                                    799,493
                                                                 ---------------
                                                                      36,087,141
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
            11,330  Accor SA ORD                                         530,903
            72,900  Boyd Gaming Corp.                                  3,572,829
            53,000  Brinker International, Inc.(1)                     2,006,580
            37,900  Carnival Corporation                               2,061,002
         1,490,000  China Travel International
                    Investment Hong Kong Limited ORD                     496,727
            33,535  Darden Restaurants, Inc.                             898,738
            45,980  Greek Organization of Football
                    Prognostics SA ORD                                 1,458,680
            11,100  Harrah's Entertainment, Inc.                         728,049
            26,000  International Game Technology                        791,960
            47,258  Las Vegas Sands Corp.(1)                           2,263,658
           236,282  McDonald's Corporation                             7,816,209
            22,315  Orbis SA ORD                                         172,985
            21,100  Outback Steakhouse, Inc.                             947,601
            12,900  Panera Bread Co.(1)                                  689,634
            34,200  Penn National Gaming Inc.(1)                       2,064,312
            11,300  Speedway Motorsports Inc.                            420,360
            50,400  Station Casinos Inc.                               3,071,376
            11,200  Wendy's International, Inc.                          423,920
            85,200  WMS Industries Inc.(1)                             2,555,148
            25,000  Wynn Resorts Ltd.(1)                               1,789,250
                                                                 ---------------
                                                                      34,759,921
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            23,176  American Greetings Cl A                              570,825
            29,228  Black & Decker Corporation                         2,423,586
            15,230  Desarrolladora Homex SA de
                    CV ADR(1)                                            424,156
             5,600  KB Home                                              698,880
             1,561  Lennar Corp.                                          94,940
           116,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                           1,736,809
            69,300  Newell Rubbermaid Inc.                             1,544,697

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,157  NVR, Inc.(1)                                       4,877,883
             9,300  Pulte Homes Inc.                                     725,586
            23,000  Sharp Corp. ORD                                      366,812
            73,500  Tempur-Pedic International Inc.(1)                 1,407,525
           435,335  Urbi Desarrollos Urbanos SA de
                    CV ORD(1)                                          2,254,301
            33,200  Whirlpool Corp.                                    2,116,500
                                                                 ---------------
                                                                      19,242,500
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
            15,525  Clorox Company                                       932,121
            18,059  Energizer Holdings Inc.(1)                         1,069,635
            38,000  Kao Corp. ORD                                        901,602
            63,900  Kimberly-Clark Corp.                               4,216,123
           472,750  Kimberly-Clark de Mexico SA de
                    CV Cl A ORD                                        1,568,879
            79,400  Procter & Gamble Co. (The)                         4,215,346
            86,893  Reckitt Benckiser plc ORD                          2,740,504
                                                                 ---------------
                                                                      15,644,210
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
             7,800  3M Co.                                               654,732
           152,373  Dogan Sirketler Grubu Holdings
                    ORD(1)                                               439,423
           197,600  General Electric Co.                               6,955,520
            57,300  Textron Inc.                                       4,432,155
           135,818  Tyco International Ltd.                            4,547,187
                                                                 ---------------
                                                                      17,029,017
                                                                 ---------------
INSURANCE - 2.3%
            43,600  Allstate Corp.                                     2,340,448
             2,688  American Financial Group, Inc.                        81,957
           110,323  American International Group, Inc.                 7,369,575
             7,600  AmerUs Group Co.                                     365,788
           100,613  Axa SA ORD                                         2,705,630
            71,799  Berkley (W.R.) Corp.                               3,687,597
                11  Berkshire Hathaway Inc. Cl A(1)                      992,200
            49,288  Chubb Corp.                                        3,899,174
            14,670  First American Financial Corp. (The)                 536,189
            27,600  Hartford Financial Services Group
                    Inc. (The)                                         1,985,820
            38,500  Horace Mann Educators Corp.                          722,260
            25,100  Jefferson-Pilot Corp.                              1,228,896
             4,765  LandAmerica Financial Group Inc.                     260,836
         1,066,400  Legal & General Group plc ORD                      2,419,937
            27,200  Loews Corp.                                        1,938,816
            94,200  Marsh & McLennan Companies Inc.                    3,075,630
            21,200  MetLife, Inc.                                        870,048
            20,897  Protective Life Corporation                          835,044
           143,100  QBE Insurance Group Limited ORD                    1,736,586
             2,971  Selective Insurance Group                            136,696
             7,681  Stancorp Financial Group Inc.                        668,938
            23,800  Torchmark Corp.                                    1,240,218
                                                                 ---------------
                                                                      39,098,283
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.1%
            26,000  eBay Inc.(1)                                       1,113,840
               540  Rakuten, Inc. ORD                                    487,692
                                                                 ---------------
                                                                       1,601,532
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
           330,048  Earthlink Inc.(1)                                  2,881,319
             7,200  Google Inc. Cl A(1)                                1,353,528
            30,200  Open Text Corp.(1)                                   584,068
            76,122  Yahoo! Inc.(1)                                     2,456,457
                                                                 ---------------
                                                                       7,275,372
                                                                 ---------------
IT SERVICES - 1.1%
            33,400  Accenture Ltd. Cl A(1)                               853,370
            51,786  Acxiom Corp.                                       1,165,185
            61,700  Cognizant Technology Solutions
                    Corporation(1)                                     2,914,091
           106,246  Computer Sciences Corp.(1)                         4,911,752
            21,044  DST Systems, Inc.(1)                                 999,380
            27,800  Fiserv, Inc.(1)                                    1,054,732
           136,950  HCL Technologies Ltd. ORD                          1,059,727
            33,500  Infosys Technologies Ltd. ADR                      2,554,375
           128,383  Tata Consultancy Services Ltd. ORD                 4,062,887
                                                                 ---------------
                                                                      19,575,499
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            97,471  Eastman Kodak Co.                                  3,313,039
            49,000  Fuji Photo Film Co. Ltd. ORD                       1,851,710
                                                                 ---------------
                                                                       5,164,749
                                                                 ---------------
MACHINERY - 0.9%
            33,409  Cummins Inc.                                       2,452,555
             4,800  Deere & Co.                                          341,328
            60,512  Dover Corp.                                        2,339,999
            17,400  Ingersoll-Rand Company                             1,465,950
            27,676  Joy Global Inc.                                    1,017,093
             8,781  Kennametal Inc.                                      430,971
           221,000  Komatsu Ltd. ORD                                   1,657,632
            16,700  Parker-Hannifin Corp.                              1,098,860
            75,500  Pentair, Inc.                                      3,128,721
            35,240  Volvo AB Cl B ORD                                  1,619,549
                                                                 ---------------
                                                                      15,552,658
                                                                 ---------------
MARINE - 0.2%
           100,150  Hyundai Merchant Marine ORD(1)                     1,854,445
         1,180,250  Wan Hai Lines Limited ORD                          1,370,882
                                                                 ---------------
                                                                       3,225,327
                                                                 ---------------
MEDIA - 1.7%
            39,750  Agora SA ORD(1)                                      848,735

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             2,428  Catalina Marketing Corp.                              65,435
           245,225  Disney (Walt) Co.                                  6,851,587
            16,300  Dow Jones & Co. Inc.                                 604,730
             1,916  DreamWorks Animation SKG Inc.(1)                      69,608
            24,600  Gannett Co., Inc.                                  1,937,250
            10,000  Getty Images Inc.(1)                                 713,400
             4,741  John Wiley & Sons Inc.                               164,750
            66,200  New York Times Co. (The) Cl A                      2,426,892
             7,470  Pixar(1)                                             668,042
            27,124  Regal Entertainment Group                            522,408
            31,120  Thomson Corp. ORD                                  1,058,229
           463,063  Time Warner Inc.(1)                                7,978,575
            23,900  Tribune Co.                                          973,447
            38,652  TVN SA ORD(1)                                        611,083
            47,900  Univision Communications Inc.
                    Cl A(1)                                            1,264,081
             7,700  Valassis Communications, Inc.(1)                     288,057
            55,450  Vivendi Universal SA ORD(1)                        1,750,299
                                                                 ---------------
                                                                      28,796,608
                                                                 ---------------
METALS & MINING - 1.7%
            39,800  Alcoa Inc.                                         1,278,376
            59,700  Allegheny Technologies Inc.                        1,469,217
            66,654  Anglo American plc ORD                             1,672,817
            49,683  Antofagasta plc ORD                                1,322,348
            35,130  Arcelor ORD                                          872,600
           377,900  Banpu Public Company Limited
                    ORD                                                1,730,311
           186,869  BHP Billiton Limited ORD                           2,835,050
            24,341  China Steel Corp. GDR                                592,217
           106,133  Cia Vale do Rio Doce ADR                           3,714,654
            58,560  Compania de Minas Buenaventura
                    SAu ADR                                            1,356,250
            71,600  Dongkuk Steel Mill Co., Ltd. ORD                   1,817,621
           200,925  Grupo Mexico SA de CV ORD(1)                       1,165,307
            13,190  Impala Platinum Holdings Limited
                    ORD                                                1,162,586
           130,597  KGHM Polska Miedz SA ORD(1)                        1,465,287
            10,300  Nucor Corp.                                          642,102
            27,763  Phelps Dodge Corp.                                 2,955,371
             5,120  POSCO ORD                                          1,128,999
         5,633,000  PT Bumi Resources Tbk ORD(1)                         516,817
           115,000  Sumitomo Metal Mining Co.
                    Ltd. ORD                                             876,872
            16,017  United States Steel Corp.                            998,820
                                                                 ---------------
                                                                      29,573,622
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.2%
            41,700  AES Corporation (The)(1)                             698,058
            60,203  Constellation Energy Group Inc.                    3,098,648
                                                                 ---------------
                                                                       3,796,706
                                                                 ---------------
MULTILINE RETAIL - 0.9%
           104,791  Boyner Buyuk Magazacilik ORD(1)                      254,831
           155,000  Dollar General Corp.                               3,290,651
            57,052  Federated Department Stores, Inc.                  3,220,585
            18,811  J.C. Penney Co. Inc. Holding
                    Company                                              836,901
             3,020  Kmart Holding Corp.(1)                               294,359
            26,400  Kohl's Corp.(1)                                    1,263,768

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            59,700  May Department Stores Co. (The)                    2,060,247
            54,790  Next plc ORD                                       1,623,700
             5,910  Pinault-Printemps-Redoute ORD                        659,268
            23,200  Target Corporation                                 1,179,024
                                                                 ---------------
                                                                      14,683,334
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
           153,981  Xerox Corp.(1)                                     2,402,104
                                                                 ---------------
OIL & GAS - 4.7%
            42,000  Apache Corp.                                       2,640,960
           149,640  BG Group plc ORD                                   1,174,832
           451,940  BP plc ORD                                         4,884,487
            33,100  BP plc ADR                                         2,148,852
           178,224  ChevronTexaco Corp.                               11,064,146
            50,006  ConocoPhillips                                     5,545,165
            23,560  EnCana Corp. ORD                                   1,562,391
            97,840  ENI SpA ORD                                        2,552,038
           310,556  Exxon Mobil Corp.                                 19,661,299
           235,000  Formosa Petrochemical Corp. ORD                      465,010
            38,961  LUKOIL ORD                                         1,361,687
            42,632  Occidental Petroleum Corp.                         2,995,751
            37,248  PetroKazakhstan Inc. Cl A New
                    York Shares                                        1,629,600
             7,396  Premcor Inc.                                         405,892
           100,400  Reliance Industries Ltd. ORD                       1,279,418
           106,900  Royal Dutch Petroleum Co. New
                    York Shares                                        6,744,321
           482,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H ORD                           593,303
            51,668  Sunoco, Inc.                                       5,120,299
            23,010  Total SA Cl B ORD                                  5,462,624
            15,200  Unocal Corp.                                         822,320
            35,100  Valero Energy Corp.                                2,500,524
                                                                 ---------------
                                                                      80,614,919
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
           105,629  Louisiana-Pacific Corp.                            2,774,874
            27,718  Potlatch Corp.                                     1,279,186
            78,670  Stora Enso Oyj Cl R ORD                            1,197,875
            61,792  Weyerhaeuser Co.                                   4,135,738
                                                                 ---------------
                                                                       9,387,673
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
            19,437  Alberto-Culver Company Cl B                        1,015,972
            71,668  Gillette Company                                   3,601,317
                                                                 ---------------
                                                                       4,617,289
                                                                 ---------------
PHARMACEUTICALS - 4.0%
            55,800  Abbott Laboratories                                2,566,242
            57,500  American Pharmaceutical
                    Partners Inc.(1)                                   3,004,950
            45,060  AstraZeneca plc ORD                                1,776,425
            22,800  Bone Care International Inc.(1)                      616,968
            95,600  Bristol-Myers Squibb Co.(3)                        2,392,868

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            37,300  Eisai Co. Ltd. ORD                                 1,259,689
            21,900  Eli Lilly and Company                              1,226,400
             4,930  Gedeon Richter Rt. ORD                               755,421
            44,010  GlaxoSmithKline plc ORD                            1,052,021
            17,448  Hanmi Pharm Co. Ltd. ORD                           1,036,979
           266,881  Johnson & Johnson                                 17,507,394
            43,034  Kos Pharmaceuticals, Inc.(1)                       1,430,450
           221,495  Merck & Co., Inc.                                  7,021,392
           115,796  Novartis AG ORD(1)                                 5,806,247
            35,880  Novo Nordisk A/S Cl B ORD                          1,991,436
           339,691  Pfizer, Inc.                                       8,930,476
            38,801  Roche Holding AG ORD                               4,091,523
            28,927  Taro Pharmaceutical Industries Ltd.(1)               816,609
            37,400  Watson Pharmaceuticals, Inc.(1)                    1,187,076
            25,200  Wyeth                                              1,028,664
           249,000  Yung Shin Pharmaceutical
                    Industries Co., Ltd. ORD                             282,008
            51,523  Zentiva N.V. ORD(1)                                2,051,679
                                                                 ---------------
                                                                      67,832,917
                                                                 ---------------
REAL ESTATE(4)
         1,624,800  Amata Corp. plc ORD(1)                               510,142
             6,793  Taubman Centers Inc.                                 194,687
                                                                 ---------------
                                                                         704,829
                                                                 ---------------
ROAD & RAIL - 0.7%
            35,649  Burlington Northern Santa Fe Corp.                 1,792,075
            22,800  Canadian National Railway Co.                      1,412,232
               310  East Japan Railway Company ORD                     1,651,949
            53,209  Union Pacific Corp.                                3,376,112
            52,200  Yellow Roadway Corp.(1)                            3,014,550
                                                                 ---------------
                                                                      11,246,918
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
         1,721,000  Advanced Semiconductor
                    Engineering Inc. ORD(1)                            1,356,644
            23,700  Altera Corp.(1)                                      491,538
            71,500  Applied Materials, Inc.(1)                         1,251,250
            47,500  Broadcom Corp.(1)                                  1,531,875
           130,670  Hynix Semiconductor Inc. ORD(1)                    1,957,774
           600,611  Intel Corp.                                       14,402,651
         1,144,000  King Yuan Electronics Co. Ltd. ORD                   835,547
            43,200  Linear Technology Corp.                            1,687,392
            24,971  MEMC Electronic Materials Inc.(1)                    324,124
            37,700  National Semiconductor Corp.                         752,115
            15,400  Sigmatel Inc.(1)                                     642,026
                91  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ORD                               161
            73,907  Teradyne, Inc.(1)                                  1,139,646
                                                                 ---------------
                                                                      26,372,743
                                                                 ---------------
SOFTWARE - 1.3%
             5,862  Amdocs Ltd.(1)                                       172,050
            30,300  Citrix Systems, Inc.(1)                              681,750
            29,000  Cognos, Inc.(1)                                    1,244,390

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            26,100  McAfee Inc.(1)                                       603,693
           430,004  Microsoft Corporation                             10,827,500
             6,200  Nintendo Co., Ltd. ORD                               688,065
           146,157  Oracle Corp.(1)                                    1,886,887
            36,377  Parametric Technology Corp.(1)                       209,168
            38,952  RADWARE Ltd.(1)                                    1,008,078
            52,250  Reynolds & Reynolds Co. Cl A                       1,445,758
            26,767  Softbank SA ORD(1)                                   275,751
            10,124  Symantec Corp.(1)                                    222,829
            67,700  Synopsys, Inc.(1)                                  1,225,370
           226,700  TIBCO Software Inc.(1)                             2,212,592
             9,500  Trend Micro Inc. ORD                                 441,713
                                                                 ---------------
                                                                      23,145,594
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
            11,600  Abercrombie & Fitch Co.                              622,920
            18,800  Advance Auto Parts, Inc.(1)                          947,144
            74,437  American Eagle Outfitters, Inc.                    4,029,275
            12,767  Barnes & Noble Inc.(1)                               436,121
            20,000  Blockbuster Inc. Cl B                                172,200
            20,500  Carmax, Inc.(1)                                      676,500
            95,554  Ellerine Holdings Ltd. ORD                           906,341
            10,659  GameStop Corp.(1)                                    208,490
            73,300  Gap, Inc. (The)                                    1,563,489
           125,108  Home Depot, Inc.                                   5,006,821
            78,100  Linens 'n Things, Inc.(1)                          2,100,109
             8,846  Office Depot, Inc.(1)                                170,286
            45,930  Rent-A-Center Inc.(1)                              1,191,884
            62,002  Ross Stores, Inc.                                  1,736,056
            12,559  Sherwin-Williams Co.                                 556,364
            32,400  The Finish Line, Inc. Cl A                           662,904
            16,400  Tractor Supply Co.(1)                                698,476
            37,000  Urban Outfitters Inc.(1)                           1,538,830
            37,600  Weight Watchers
                    International Inc.(1)                              1,616,800
            31,000  Yamada Denki Co Ltd. ORD                           1,542,215
                                                                 ---------------
                                                                      26,383,225
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             4,770  Adidas-Salomon AG ORD                                716,708
            39,300  Compagnie Financiere Richemont
                    AG Cl A ORD                                        1,243,243
           132,000  I.T. Ltd. ORD(1)                                      33,004
            46,743  Jones Apparel Group, Inc.                          1,485,025
            26,100  Liz Claiborne, Inc.                                1,104,030
            14,300  NIKE, Inc. Cl B                                    1,243,385
            17,100  Pantaloon Retail India Ltd. ORD                      302,439
             5,210  Puma AG Rudolf Dassler
                    Sport ORD                                          1,227,829
            21,300  Reebok International Ltd.                            940,608
            27,290  VF Corp.                                           1,630,849
                                                                 ---------------
                                                                       9,927,120
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
           134,217  Countrywide Financial Corporation                  4,664,041
               243  Downey Financial Corp.                                15,224
            22,500  Fannie Mae                                         1,315,350

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                    VALUE
--------------------------------------------------------------------------------
           118,600  Freddie Mac                                        7,353,199
            94,328  Fremont General Corp.                              2,371,406
             5,440  Golden West Financial Corp.                          336,682
            50,200  MGIC Investment Corp.                              3,149,548
            53,700  Washington Mutual, Inc.                            2,253,252
                                                                 ---------------
                                                                      21,458,702
                                                                 ---------------
TOBACCO - 0.1%
            38,300  Altria Group Inc.                                  2,514,395
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
            29,953  Grainger (W.W.), Inc.                              1,880,450
            34,052  WESCO International Inc.(1)                        1,223,488
            60,120  Wolseley plc ORD                                   1,282,190
                                                                 ---------------
                                                                       4,386,128
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.4%
           120,790  BAA plc ORD                                        1,412,331
            66,875  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(1)                                            761,494
         1,138,000  Cosco Pacific Limited ORD                          2,538,925
           457,640  Macquarie Infrastructure
                    Group ORD                                          1,320,404
                                                                 ---------------
                                                                       6,033,154
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
           162,900  Alamosa Holdings Inc.(1)                           2,075,346
            33,360  America Movil SA de CV Series
                    L ADR                                              1,958,232
           467,000  Digi.Com Bhd ORD(1)                                  725,079
               160  KDDI Corp. ORD                                       822,004
            62,282  Mobile TeleSystems ADR                             2,496,885
            43,019  MobiNil - Egyptian Company
                    Mobile Services ORD                                1,371,862
            23,919  Nextel Communications, Inc.(1)                       703,936
            92,400  NII Holdings Inc. Cl B(1)                          5,287,128
            11,363  Orascom Telecom Holding
                    SAE ORD(1)                                           785,543
            70,859  Turkcell Iletisim Hizmet ADR                       1,293,177
            59,945  Vodafone Egypt Telecommunications
                    SAE ORD                                              836,983
         1,249,710  Vodafone Group plc ORD                             3,274,520
            21,700  Vodafone Group plc ADR                               570,493
                                                                 ---------------
                                                                      22,201,188
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,098,540,544
(Cost $913,887,288)                                              ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIAL SERVICES - 0.1%
            15,297  Bradespar SA ORD                                     602,937
                                                                 ---------------
ELECTRIC UTILITIES(4)
        19,800,000  Cia Energetica de Minas
                    Gerais ORD                                           514,191
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 1,117,128
(Cost $911,705)                                                  ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) - 9.4%
       $16,000,000  FHLMC, 5.00%, settlement date
                    3/17/2005(6)                                      16,120,000
            16,601  FHLMC, 6.50%, 12/1/12                                 17,466
           109,829  FHLMC, 7.00%, 6/1/14                                 115,827
           484,987  FHLMC, 6.50%, 6/1/16                                 509,581
           330,964  FHLMC, 6.50%, 6/1/16                                 347,748
         4,995,313  FHLMC, 4.50%, 1/1/19                               4,945,970
            17,874  FHLMC, 8.00%, 6/1/26                                  19,300
             5,025  FHLMC, 8.00%, 6/1/26                                   5,426
             3,251  FHLMC, 8.00%, 6/1/26                                   3,511
             1,927  FHLMC, 8.00%, 7/1/26                                   2,081
            21,516  FHLMC, 7.00%, 8/1/29                                  22,698
           121,230  FHLMC, 7.50%, 8/1/29                                 129,873
           132,338  FHLMC, 8.00%, 7/1/30                                 142,527
           286,911  FHLMC, 6.50%, 6/1/31                                 298,906
         2,411,143  FHLMC, 5.50%, 12/1/33                              2,437,415
        27,710,000  FNMA, 5.50%, settlement date
                    3/14/2005(6)                                      27,943,816
        35,404,500  FNMA, 6.00%, settlement date
                    3/14/2005(6)                                      36,322,821
        23,775,000  FNMA, 6.50%, settlement date
                    3/14/2005(6)                                      24,763,137
         4,570,000  FNMA, 5.00%, settlement date
                    3/17/2005(6)                                       4,601,419
        11,750,000  FNMA, 5.50%, settlement date
                    3/17/2005(6)                                      12,036,406
            98,950  FNMA, 6.50%, 3/1/12                                  104,186
             2,558  FNMA, 6.50%, 4/1/12                                    2,693
            84,803  FNMA, 6.50%, 4/1/12                                   89,289
            13,917  FNMA, 6.50%, 4/1/12                                   14,654
            82,075  FNMA, 6.50%, 4/1/12                                   86,417
           119,531  FNMA, 6.00%, 12/1/13                                 124,782
           358,180  FNMA, 6.00%, 4/1/14                                  373,917
           117,869  FNMA, 7.50%, 6/1/15                                  124,659
         1,275,289  FNMA, 4.50%, 5/1/19                                1,260,343
         4,467,213  FNMA, 4.50%, 6/1/19                                4,414,857
            14,488  FNMA, 7.00%, 5/1/26                                   15,332
            16,414  FNMA, 7.00%, 6/1/26                                   17,370
            28,130  FNMA, 7.50%, 3/1/27                                   30,155
           119,462  FNMA, 6.50%, 4/1/29                                  124,564
           158,917  FNMA, 6.50%, 6/1/29                                  165,705
           100,276  FNMA, 6.50%, 6/1/29                                  104,559
            65,959  FNMA, 7.00%, 7/1/29                                   69,654
            65,563  FNMA, 7.00%, 7/1/29                                   69,215
           241,687  FNMA, 6.50%, 8/1/29                                  252,009
           151,957  FNMA, 7.00%, 3/1/30                                  160,374
            58,666  FNMA, 8.00%, 7/1/30                                   63,182
            94,933  FNMA, 7.50%, 9/1/30                                  101,643
           539,993  FNMA, 6.50%, 9/1/31                                  562,862
           509,130  FNMA, 7.00%, 9/1/31                                  537,021

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           260,604  FNMA, 6.50%, 1/1/32                                  271,577
         1,925,813  FNMA, 7.00%, 6/1/32                                2,030,839
         1,211,160  FNMA, 6.50%, 10/1/32                               1,262,091
         1,863,554  FNMA, 5.50%, 6/1/33                                1,881,623
         5,749,542  FNMA, 5.50%, 8/1/33                                5,805,289
         7,447,512  FNMA, 5.50%, 1/1/34                                7,519,723
             8,854  GNMA, 9.00%, 4/20/25                                   9,869
             6,741  GNMA, 7.50%, 10/15/25                                  7,258
             7,311  GNMA, 7.50%, 11/15/25                                  7,871
             5,472  GNMA, 6.00%, 4/15/26                                   5,669
             6,940  GNMA, 6.00%, 4/15/26                                   7,190
            21,630  GNMA, 7.50%, 6/15/26                                  23,272
            17,699  GNMA, 7.50%, 11/15/27                                 19,028
           117,593  GNMA, 7.00%, 12/15/27                                124,824
           136,867  GNMA, 7.50%, 12/15/27                                147,144
            42,044  GNMA, 6.50%, 1/15/28                                  44,193
           150,069  GNMA, 6.50%, 3/15/28                                 157,741
            69,355  GNMA, 6.00%, 5/15/28                                  71,760
           171,009  GNMA, 6.00%, 5/15/28                                 176,937
             4,971  GNMA, 6.50%, 5/15/28                                   5,225
            14,878  GNMA, 6.50%, 5/15/28                                  15,638
             6,203  GNMA, 6.50%, 5/15/28                                   6,520
            68,145  GNMA, 6.00%, 7/15/28                                  70,507
           143,810  GNMA, 6.00%, 8/15/28                                 148,795
           317,225  GNMA, 7.00%, 5/15/31                                 336,031
         1,549,641  GNMA, 5.50%, 11/15/32                              1,577,583
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              161,389,567
(Cost $161,776,789)                                              ---------------

CORPORATE BONDS - 8.5%
AEROSPACE & DEFENSE(4)
           400,000  K&F Acquisition Inc., 7.75%,
                    11/15/14 (Acquired 11/5/04-
                    11/17/04, Cost $412,750)(2)                          407,000
                                                                 ---------------
AUTO COMPONENTS - 0.1%
           625,000  Tenneco Automotive Inc., 8.625%,
                    11/15/14 (Acquired 11/9/04-
                    2/15/05, Cost $651,094)(2)                           668,750
           470,000  TRW Automotive Inc., 9.375%,
                    2/15/13                                              533,450
                                                                 ---------------
                                                                       1,202,200
                                                                 ---------------
AUTOMOBILES(4)
           605,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                                679,189
                                                                 ---------------
BEVERAGES - 0.1%
           950,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $952,637)(2)                                    948,329
                                                                 ---------------

BUILDING PRODUCTS - 0.1%
           500,000  MAAX Corp., 9.75%, 6/15/12                           530,000

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           375,000  Nortek Inc., 8.50%, 9/1/14                           384,375
                                                                 ---------------
                                                                         914,375
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           900,000  Credit Suisse First Boston USA
                    Inc., VRN, 2.79%, 3/19/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                              903,256
         1,900,000  Goldman Sachs Group Inc., 5.25%,
                    10/15/13                                           1,935,965
         1,100,000  Merrill Lynch & Co., Inc., 2.07%,
                    6/12/06                                            1,085,190
           500,000  Morgan Stanley, 4.25%, 5/15/10                       493,679
           250,000  Refco Finance Holdings LLC, 9.00%,
                    8/1/12 (Acquired 7/22/04, Cost
                    $250,000)(2)                                         273,750
                                                                 ---------------
                                                                      4,691,840`
                                                                 ---------------
CHEMICALS - 0.1%
           199,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      210,194
            52,000  Huntsman International Holdings
                    LLC, 12.63%, 12/31/09(7)                              29,900
            46,000  IMC Global Inc., 10.875%, 6/1/08                      53,993
           550,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                             596,749
            46,000  Millennium America Inc., 9.25%,
                    6/15/08                                               51,405
                                                                 ---------------
                                                                         942,241
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
         2,300,000  Bank of America Corp., 4.375%,
                    12/1/10                                            2,295,384
         1,100,000  SouthTrust Corp., 5.80%, 6/15/14                   1,154,899
         1,100,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                            1,086,122
         1,720,000  Wachovia Bank N.A., 4.875%,
                    2/1/15 (Acquired 1/26/05, Cost
                    $1,718,641)(2)                                     1,706,594
         1,500,000  Wells Fargo & Co., 4.20%, 1/15/10                  1,487,388
           220,000  Wells Fargo Bank N.A., 4.75%,
                    2/9/15                                               216,711
                                                                 ---------------
                                                                       7,947,098
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           400,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      391,000
           300,000  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                        309,567
           325,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        360,750
           475,000  Cenveo Corp., 7.875%, 12/1/13                        444,125
           450,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                        438,604
           890,000  Waste Management Inc., 7.00%,
                    7/15/28                                            1,015,052
                                                                 ---------------
                                                                       2,959,098
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(4)
           375,000  Lucent Technologies Inc., 6.45%,
                    3/15/29                                              358,594
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(4)
           500,000  Xerox Corp., 6.875%, 8/15/11                         537,500
                                                                 ---------------
CONSTRUCTION MATERIALS(4)
           300,000  ACIH Inc., 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(2)(8)                                      226,500
           275,000  Associated Materials Inc.,
                    9.75%, 4/15/12                                       304,563
                                                                 ---------------
                                                                         531,063
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           650,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      651,576
         1,090,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                     1,072,669
                                                                 ---------------
                                                                       1,724,245
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
         1,125,000  Ball Corp., 7.75%, 8/1/06                          1,181,250
           250,000  Graham Packaging Co. Inc., 8.50%,
                    10/15/12 (Acquired 9/30/04,
                    Cost $254,063)(2)                                    268,125
           400,000  Graham Packaging Co. Inc., 9.875%,
                    10/15/14 (Acquired 9/29/04,
                    Cost $409,000)(2)                                    433,000
                                                                 ---------------
                                                                       1,882,375
                                                                 ---------------
DISTRIBUTORS(4)
           375,000  Amscan Holdings Inc., 8.75%,
                    5/1/14                                               374,063
                                                                 ---------------
DIVERSIFIED - 1.2%
           120,300  iShares GS $ InvesTop Corporate
                    Bond Fund(9)                                      13,397,810
         3,808,370  Lehman Brothers TRAINS(reg.sm),
                    Series 2004-1, 8.22%, 8/1/15
                    (Acquired 5/18/04, Cost
                    $3,836,933)(2)                                     4,106,009
         2,730,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired 3/15/02-
                    8/28/02, Cost $2,885,524)(2)                       3,366,497
                                                                 ---------------
                                                                      20,870,316
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
         1,000,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                     1,007,132
           960,000  CIT Group Inc., 4.25%, 2/1/10                        945,954
           910,000  CIT Group Inc., 5.125%, 9/30/14                      909,478
         4,196,000  Citigroup Inc., 5.00%, 9/15/14(10)                 4,215,343
         1,900,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                           1,993,924
           740,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       728,062
         1,000,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                    1,018,923
           780,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      774,431
           330,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       318,002
         1,500,000  HSBC Finance Corp., 4.125%,
                    11/16/09                                           1,477,076
         1,150,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                             1,274,916
                                                                 ---------------
                                                                      14,663,241
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
           500,000  AT&T Corp., 9.05%, 11/15/11                          581,875
           880,000  BellSouth Corp., 5.20%, 12/15/16                     881,158
         1,000,000  British Telecommunications plc,
                    7.00%, 5/23/07                                     1,058,250
         1,390,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                         1,635,136
           400,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           409,400
           400,000  France Telecom, 8.50%, 3/1/11                        467,337
           250,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05, Cost
                    $250,000)(2)                                         263,125
           500,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05, Cost
                    $500,000)(2)                                         536,250
           125,000  Intelsat Ltd., 6.50%, 11/1/13                        106,563
           350,000  MCI Inc., 8.74%, 5/1/14                              394,188
           350,000  Qwest Capital Funding Inc., 7.75%,
                    8/15/06                                              360,500
           350,000  Qwest Corp., 7.875%, 9/1/11
                    (Acquired 1/27/05, Cost
                    $374,500)(2)                                         384,125
           500,000  Qwest Services Corp., 14.00%,
                    12/15/10 (Acquired 7/24/03-
                    8/11/04, Cost $565,938)(2)                           596,250
           730,000  SBC Communications Inc., 5.10%,
                    9/15/14                                              730,859
           750,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                              898,823
           450,000  Sprint Capital Corp., 8.75%,
                    3/15/32                                              606,058
                                                                 ---------------
                                                                       9,909,897
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
         1,350,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                               1,427,589
         1,390,000  FirstEnergy Corp., 6.45%,
                    11/15/11                                           1,504,738
           400,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                        438,000
           391,000  NRG Energy Inc., 8.00%, 12/15/13
                    (Acquired 12/19/03, Cost
                    $404,685)(2)                                         434,010
           900,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               952,112
           750,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              821,563
           300,000  Texas Genco LLC, 6.875%,
                    12/15/14 (Acquired 12/8/04, Cost
                    $310,875)(2)                                         321,750
           950,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      962,891
                                                                 ---------------
                                                                       6,862,653
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(4)
           450,000  Solectron Corp., 9.625%, 2/15/09                     496,125
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           500,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                             545,000
           625,000  Newpark Resources, 8.625%,
                    12/15/07                                             630,469
           350,000  Universal Compression Inc., 7.25%,
                    5/15/10                                              372,750
                                                                 ---------------
                                                                       1,548,219
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
           670,000  CVS Corp., 4.00%, 9/15/09                            660,842
         1,200,000  Safeway Inc., 6.50%, 3/1/11                        1,300,940
           300,000  Stater Brothers Holdings, 8.125%,
                    6/15/12                                              313,500
                                                                 ---------------
                                                                       2,275,282
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.1%
           650,000  Cadbury Schweppes US Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03, Cost $646,334)(2)                           656,262
           325,000  Hines Nurseries Inc., 10.25%,
                    10/1/11                                              356,688
                                                                 ---------------
                                                                       1,012,950
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
         1,000,000  Beckman Coulter Inc., 7.45%,
                    3/4/08                                             1,082,347
           325,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      354,250
           325,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     338,000
                                                                 ---------------
                                                                       1,774,597
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           500,000  Alliance Imaging Inc., 7.25%,
                    12/15/12 (Acquired 12/9/04, Cost
                    $504,375)(2)                                         510,000
           400,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                             442,000
                                                                 ---------------
                                                                         952,000
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           375,000  Equinox Holdings Inc., VRN, 9.00%,
                    12/15/09, resets quarterly off the
                    3-month LIBOR minus 0.12% with
                    no caps                                              398,438
           500,000  Herbst Gaming Inc., 8.125%, 6/1/12                   537,500
           250,000  Hollywood Casino Shreveport Corp.,
                    13.00%, 8/1/06(11)                                   208,750
           450,000  Intrawest Corp., 7.50%, 10/15/13                     479,813
           500,000  Isle of Capri Casinos Inc., 7.00%,
                    3/1/14                                               521,250
           450,000  ITT Corp., 7.375%, 11/15/15                          518,063
         1,300,000  MGM Mirage, 6.00%, 10/1/09                         1,338,999
           475,000  Park Place Entertainment Corp.,
                    9.375%, 2/15/07                                      520,125
           125,000  Penn National Gaming Inc.,
                    11.125%, 3/1/08                                      132,575
           325,000  Penn National Gaming Inc., 8.875%,
                    3/15/10                                              354,656
           475,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         562,875
           700,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      766,500
           275,000  Six Flags Inc., 8.875%, 2/1/10                       263,313
           300,000  Six Flags Inc., 9.75%, 4/15/13                       286,500
           275,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       319,688
           475,000  Trump Holdings & Funding,
                    12.625%, 3/15/10(11)                                 534,375
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14 (Acquired 1/25/05,
                    Cost $487,500)(2)                                    501,250
         1,650,000  Yum! Brands Inc., 8.875%, 4/15/11                  2,000,177
                                                                 ---------------
                                                                      10,244,847
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           125,000  Beazer Homes USA Inc., 8.375%,
                    4/15/12                                              137,969
           150,000  KB Home, 9.50%, 2/15/11                              164,164
           500,000  KB Home, 6.375%, 8/15/11                             530,742
           325,000  Meritage Corporation, 9.75%,
                    6/1/11                                               364,822
           425,000  Sealy Mattress Co., 8.25%, 6/15/14                   447,313
           275,000  Standard-Pacific Corp., 9.25%,
                    4/15/12                                              324,500
           500,000  WCI Communities Inc., 10.625%,
                    2/15/11                                              555,624

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           250,000  William Lyon Homes Inc.,
                    10.75%, 4/1/13                                       286,250
                                                                 ---------------
                                                                       2,811,384
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
         1,400,000  General Electric Co., 5.00%, 2/1/13                1,423,260
                                                                 ---------------
INSURANCE - 0.2%
         1,450,000  Allstate Financial Global Funding II,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $1,447,158)(2)                        1,447,231
         1,000,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                            1,054,029
         1,100,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $1,099,978)(2)                                1,092,213
                                                                 ---------------
                                                                       3,593,473
                                                                 ---------------
INTERNET & CATALOG RETAIL(4)
           250,000  IAC/InterActiveCorp, 7.00%, 1/15/13                  273,776
                                                                 ---------------
MEDIA - 0.8%
           400,000  Cablevision Systems Corp., 8.00%,
                    4/15/12 (Acquired 3/30/04, Cost
                    $400,000)(2)                                         452,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      347,750
           500,000  Cinemark Inc., 0.00%, 3/15/14(8)                     376,250
           149,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       181,557
         2,000,000  Comcast Corp., 5.50%, 3/15/11                      2,083,809
         1,400,000  Continental Cablevision, 8.30%,
                    5/15/06                                            1,466,803
         1,800,000  COX Communications Inc., 4.625%,
                    1/15/10 (Acquired 1/13/05,
                    Cost $1,791,684)(2)                                1,780,491
           400,000  CSC Holdings Inc., 7.875%,
                    12/15/07                                             432,500
           250,000  CSC Holdings Inc., 6.75%, 4/15/12
                    (Acquired 8/5/04, Cost
                    $241,250)(2)                                         270,000
           500,000  Dex Media Inc., 8.00%, 11/15/13                      545,000
           500,000  Dex Media Inc., 0.00%, 11/15/08(8)                   396,250
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                              517,500
           400,000  Imax Corp., 9.625%, 12/1/10                          437,500
           800,000  Interpublic Group of Companies
                    Inc., 6.25%, 11/15/14                                813,241
           275,000  Mediacom LLC, 9.50%, 1/15/13                         288,063
           500,000  News America Holdings, 7.75%,
                    1/20/24                                              601,182
           500,000  PanAmSat Corp., 9.00%, 8/15/14                       552,500
           500,000  Primedia Inc., 8.875%, 5/15/11                       542,500
         1,200,000  Walt Disney Company, 5.50%,
                    12/29/06                                           1,232,441
                                                                 ---------------
                                                                      13,317,337
                                                                 ---------------
METALS & MINING(4)
           350,000  IPSCO Inc., 8.75%, 6/1/13                            398,125
           200,000  Massey Energy Co., 6.625%,
                    11/15/10                                             209,500
                                                                 ---------------
                                                                         607,625
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           525,000  AES Corp. (The), 8.875%, 2/15/11                     603,750
           500,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04, Cost
                    $510,000)(2)                                         571,250

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,100,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    1,096,384
                                                                 ---------------
                                                                       2,271,384
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           450,000  May Department Stores Co.,
                    3.95%, 7/15/07                                       446,005
         1,200,000  May Department Stores Co.,
                    4.80%, 7/15/09                                     1,210,456
                                                                 ---------------
                                                                       1,656,461
                                                                 ---------------
OIL & GAS - 0.5%
           450,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14                                              506,250
           500,000  Citgo Petroleum Corp., 6.00%,
                    10/15/11 (Acquired 10/25/04,
                    Cost $503,750)(2)                                    517,500
         1,030,000  Devon Energy Corp., 2.75%, 8/1/06                  1,012,240
           300,000  El Paso Corp., 7.875%, 6/15/12                       318,000
         1,150,000  Enterprise Products Operating L.P.,
                    4.625%, 10/15/09 (Acquired
                    10/8/04-10/15/04, Cost
                    $1,161,369)(2)                                     1,146,629
           680,000  Enterprise Products Operating L.P.,
                    5.60%, 10/15/14 (Acquired
                    10/4/04, Cost $684,230)(2)                           696,451
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      601,563
         1,040,000  Kerr-McGee Corp., 6.875%, 9/15/11                  1,153,724
           300,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                      304,706
           357,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       408,765
           300,000  Pacific Energy Partners L.P./Pacific
                    Energy Finance Corp., 7.125%,
                    6/15/14                                              320,250
           275,000  Range Resources Corp., 7.375%,
                    7/15/13                                              295,625
           200,000  Williams Companies Inc., 8.125%,
                    3/15/12                                              233,500
           250,000  Williams Companies Inc., 7.875%,
                    9/1/21                                               295,000
         1,010,000  XTO Energy Inc., 6.25%, 4/15/13                    1,100,698
                                                                 ---------------
                                                                       8,910,901
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           525,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                              612,937
           320,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       337,600
           375,000  Tembec Industries Inc.,
                    8.625%, 6/30/09                                      377,813
           350,000  Tembec Industries Inc.,
                    7.75%, 3/15/12                                       339,500
                                                                 ---------------
                                                                       1,667,850
                                                                 ---------------
PERSONAL PRODUCTS(4)
           195,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 216,450
                                                                 ---------------
PHARMACEUTICALS(4)
           450,000  Schering-Plough Corp., 5.30%,
                    12/1/13                                              468,485
                                                                 ---------------
ROAD & RAIL - 0.1%
         1,150,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                      1,270,994
           800,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                            1,021,108
                                                                 ---------------
                                                                       2,292,102
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(4)
           500,000  Amkor Technology Inc., 7.75%,
                    5/15/13                                              437,500
                                                                 ---------------
SOFTWARE - 0.1%
         1,040,000  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $1,054,914)(2)                       1,035,762
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           450,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       489,375
           400,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       415,000
           450,000  Boise Cascade LLC, 7.125%,
                    10/15/14 (Acquired 12/8/04-
                    2/15/05, Cost $475,875)(2)                           478,125
           200,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       215,000
           375,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             354,375
           275,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              306,625
                                                                 ---------------
                                                                       2,258,500
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(4)
           250,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      261,875
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
         1,000,000  Washington Mutual Bank, 5.50%,
                    1/15/13                                            1,035,855
           730,000  Washington Mutual Bank, 5.125%,
                    1/15/15                                              728,155
                                                                 ---------------
                                                                       1,764,010
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(4)
           550,000  United Rentals North America
                    Inc., 6.50%, 2/15/12                                 556,875
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
         1,250,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                     1,452,128
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       550,000
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               333,000
           300,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                                326,250
           350,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15                                 385,000
           250,000  SBA Communications Corp., 8.50%,
                    12/1/12 (Acquired 12/2/04,
                    Cost $253,125)(2)                                    271,250
           375,000  Ubiquitel Inc., 9.875%, 3/1/11                       425,625
                                                                 ---------------
                                                                       3,743,253
                                                                 ---------------
TOTAL CORPORATE BONDS                                                146,277,600
(Cost $142,295,170)                                              ---------------

ASSET-BACKED SECURITIES(5) - 6.1%
           347,869  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04, Cost
                    $346,939)(2)                                         346,450
         4,046,758  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    2.80%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.35%
                    with no caps(10)                                   4,051,012

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           900,097  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 2.81%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                              900,762
            43,460  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33                                              43,367
           226,637  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                       225,795
           225,296  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired 6/24/04,
                    Cost $225,296)(2)                                    224,601
           107,198  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A, 4.55%,
                    4/25/34                                              107,351
           199,785  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34                                              199,203
           188,103  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $188,097)(2)                                    188,291
           282,168  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $282,168)(2)                          282,231
            43,060  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%, 7/26/33                      43,025
           248,526  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2004 OPT4, Class N1, 4.45%,
                    5/26/34                                              247,400
         4,700,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 2.65%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no
                    caps(10)                                           4,707,186
         1,325,696  Centex Home Equity, Series
                    2004 C, Class AF1, VRN, 2.82%,
                    3/1/05                                             1,319,656
         4,750,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 2.66%,
                    3/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% and
                    no caps(10)                                        4,753,501
         1,609,670  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 2.72%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps                      1,611,278
           246,031  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                            245,615
           190,078  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04, Cost
                    $189,976)(2)                                         189,447
         5,543,160  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 2.79%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps(10)                  5,547,112
         3,605,926  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    2.82%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps(10)                                   3,608,663
         1,765,172  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    2.69%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       1,766,392
           193,637  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                       192,843
         5,408,075  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 2.80%,
                    3/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps                                            5,409,795
           170,205  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                       170,041
           800,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             804,818

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        13,900,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 2.63%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps(10)                 13,917,653
           191,389  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04, Cost $191,389)(2)                 190,708
         6,425,693  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 2.74%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps (Acquired
                    10/5/04, Cost $6,425,693)(2)                       6,425,693
           294,774  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04, Cost
                    $294,905)(2)                                         294,391
           240,543  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired 9/15/04,
                    Cost $241,065)(2)                                    239,839
           817,002  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $817,002)(2)                                    817,002
            74,711  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $74,707)(2)                                      74,426
            76,939  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                        77,110
            49,972  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $50,222)(2)                             49,954
        13,499,419  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    2.84%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.19%
                    with no caps(10)                                  13,507,843
         5,250,000  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    2.71%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with no caps                                       5,250,820
           297,861  NovaStar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $297,861)(2)                           296,470
         6,981,494  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    2.81%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       6,987,101
         2,663,521  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 2.82%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%                                          2,665,563
           450,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       437,532
         5,755,360  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1, VRN,
                    2.79%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                 5,760,234
           204,043  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A, 5.00%,
                    9/27/34                                              203,979
           337,157  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $337,894)(2)                                    335,804
           271,730  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004
                    OP1N, Class NA, 5.19%,
                    4/25/34 (Acquired 6/9/04,
                    Cost $271,723)(2)                                    272,277
         3,590,656  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 2.69%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                            3,593,123
         6,750,000  SLMA Student Loan Trust, Series
                    2005-2, Class A1, VRN, 2.73%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps                                            6,748,090
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        105,331,447
(Cost $105,288,793)                                              ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(12) - 5.5%
         5,500,000  Alcon Capital Corp., 2.59%,
                    4/11/05 (Acquired 2/22/05, Cost
                    $5,481,007)(2)(10)                                 5,482,934
         5,500,000  American Honda Finance, 2.70%,
                    5/10/05(10)                                        5,470,063
         3,500,000  Amsterdam Funding Corp., 2.54%,
                    3/24/05 (Acquired 2/22/05, Cost
                    $3,492,592)(2)                                     3,493,959
         5,500,000  ANZ Inc., 2.60%, 4/14/05(10)                       5,481,641
         5,500,000  Blue Ridge Asset Funding, 2.59%,
                    4/8/05 (Acquired 2/16/05, Cost
                    $5,479,820)(2)(10)                                 5,484,215
         5,500,000  Charta LLC, 2.69%, 4/19/05
                    (Acquired 2/24/05, Cost
                    $5,477,808)(2)(10)                                 5,479,469
         5,500,000  Dexia Delaware LLC, 2.52%,
                    3/11/05(10)                                        5,495,731
         5,500,000  Falcon Asset Security Corp., 2.53%,
                    3/14/05 (Acquired 2/14/05, Cost
                    $5,489,177)(2)                                     5,494,566
         5,500,000  Govco Incorporated, 2.62%,
                    4/13/05 (Acquired 2/16/05, Cost
                    $5,477,584)(2)                                     5,482,076
         5,500,000  ING (U.S.) Funding LLC, 2.52%,
                    3/10/05                                            5,496,117
         5,000,000  Network Rail CP Finance plc,
                    2.40%, 3/4/05 (Acquired 1/6/05,
                    Cost $4,981,000)(2)                                4,998,590
         4,500,000  Newcastle Certificates, 2.49%,
                    3/17/05 (Acquired 1/14/05, Cost
                    $4,480,703)(2)(10)                                 4,494,578
         5,500,000  Old Line Funding Corp., 2.48%,
                    3/2/05 (Acquired 1/26/05, Cost
                    $5,486,739)(2)                                     5,499,224
         5,000,000  Paradigm Funding LLC, 2.50%,
                    3/23/05 (Acquired 1/20/05, Cost
                    $4,978,472)(2)                                     4,991,750
         5,500,000  Pfizer Inc., 2.54%, 4/5/05
                    (Acquired 2/1/05, Cost
                    $5,475,553)(2)                                     5,485,491
         5,500,000  Tannehill Capital Co. LLC, 2.53%,
                    3/16/05 (Acquired 2/14/05, Cost
                    $5,488,404)(2)                                     5,493,780
         5,500,000  Thunder Bay Funding Inc., 2.53%,
                    3/3/05 (Acquired 2/7/05, Cost
                    $5,490,723)(2)                                     5,498,833
         5,500,000  UBS Finance LLC, 2.58%, 4/1/05                     5,487,169
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                94,810,186
(Cost $94,820,672)                                               ---------------

U.S. TREASURY SECURITIES - 3.4%
         2,750,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                           3,781,789
        14,600,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(10)                                       17,209,764
         4,950,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27                                           5,856,860
         1,300,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28                                            1,429,544
         8,110,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31                                            8,919,735
        11,263,275  U.S. Treasury Inflation Indexed
                    Bonds, 1.625%, 1/15/15                            11,189,365
         1,300,000  U.S. Treasury Notes, 4.75%,
                    5/15/14                                            1,338,747
         8,220,000  U.S. Treasury Notes, 4.25%,
                    8/15/14                                            8,147,113
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        57,872,917
(Cost $57,191,025)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(5) - 2.6%
        23,428,183  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.83%, 3/1/05                                        669,085

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         6,000,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class 2A5,
                    VRN, 4.17%, 3/1/05(10)                             5,925,553
        29,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.81%, 3/1/05                             1,236,183
         7,398,052  Bear Stearns Commercial
                    Mortgage Securities, Series 2004
                    BA5A, Class A1, VRN, 2.72%,
                    3/15/05, resets monthly off the
                    1-month LIBOR plus 0.13% with
                    no caps (Acquired 12/15/04, Cost
                    $7,398,052)(2)(10)                                 7,398,044
         6,275,393  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.72%, 3/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps(10)                        6,285,986
        20,255,935  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.72%,
                    3/1/05                                               730,976
         2,525,812  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 2.83%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps                      2,530,184
           553,894  First Union National Bank
                    Commercial Mortgage, Series 2001
                    C3, Class A1 SEQ, 5.20%, 8/15/33                     559,875
         1,611,718  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 3.05%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                            1,617,659
         1,275,967  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                      1,284,121
         4,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                4,288,200
           559,407  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             571,130
            81,428  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                               82,204
         3,400,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                      3,318,431
         2,900,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                      2,867,160
         4,500,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.23%,
                    3/1/05                                             4,462,614
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             43,827,405
(Cost $43,953,988)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.3%
         7,000,000  FHLB, 3.375%, 9/14/07(10)                          6,928,117
        12,500,000  FNMA, 5.25%, 4/15/07(10)                          12,866,313
         1,880,000  FNMA, 3.00%, 8/15/07                               1,842,550
         2,200,000  FNMA, 6.625%, 10/15/07                             2,348,493
         9,850,000  FNMA, 5.75%, 2/15/08                              10,334,916
         4,500,000  FNMA, 3.25%, 8/15/08                               4,383,927
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               38,704,316
(Cost $39,126,775)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS - 0.3%
            57,000  FICO STRIPS - COUPON, 3.23%,
                    11/30/05                                              55,603
           151,000  FICO STRIPS - COUPON, 3.24%,
                    12/6/05                                              147,207
           100,000  FICO STRIPS - COUPON, 3.24%,
                    12/6/05                                               97,488
         5,000,000  FNMA, 3.24%, 12/13/05                              4,868,835

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           120,000  TVA STRIPS - COUPON, 3.24%,
                    12/15/05                                             116,812
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS             5,285,945
(Cost $5,292,239)                                                ---------------

CERTIFICATES OF DEPOSIT - 0.3%
         5,250,000  Canadian Imperial Bank of
                    Commerce, 2.47%, 3/21/05
                    (Acquired 1/19/05, Cost
                    $5,250,000)(2)(10)                                 5,249,354
                                                                 ---------------
(Cost $5,250,000)

MUNICIPAL SECURITIES - 0.2%
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,124,815
         2,300,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 2.57%, 3/2/05
                    (LOC: Keybank N.A.)                                2,300,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             3,424,815
(Cost $3,454,667)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
         1,200,000  United Mexican States, 5.875%,
                    1/15/14                                            1,228,800
           290,000  United Mexican States, 6.75%,
                    9/27/34                                              296,090
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 1,524,890
(Cost $1,539,270)                                                ---------------

PURCHASED PUT OPTIONS(4)
CONTRACTS
               470  Bristol-Myers Squibb Co., strike at
                    $22.50, expires 6/18/05                               19,975
                                                                 ---------------
(Cost $82,799)

TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$75,206,619), in joint trading account at
2.54%, dated 2/28/05, due 3/1/05
(Delivery value $73,805,207)(10)                                      73,800,000
                                                                 ---------------
(Cost $73,800,000)
TOTAL INVESTMENT SECURITIES - 107.0%                               1,837,176,089
                                                                 ---------------
(Cost $1,648,671,180)
OTHER ASSETS AND LIABILITIES - (7.0)%                              (120,225,551)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,716,950,538
                                                                 ===============

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS*
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                 Date          Amount at Value    Loss
-------------------------------------------------------------------------
107  U.S. Treasury 10-Year Notes    June 2005     $11,756,625        $(47,889)
                                                  ============================

                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                 Date          Amount at Value    Gain
-------------------------------------------------------------------------
360 U.S. Treasury 2-Year Notes      June 2005     $74,660,625        $22,833
                                                  ==========================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**
Notional                                                             Unrealized
Amount      Description of Agreement               Expiration Date   Loss
--------------------------------------------------------------------------------
$7,800,000  Receive semiannually a fixed rate      September 2007    $(77,650)
            equal to 3.24375% and pay quarterly                      =========
            a variable rate based on the
            3-month LIBOR with Deutsche Bank
            Securities, Inc.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
EAFE = Europe, Australia, and Far East
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipt(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
TVA = Tennessee Valley Authority
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective February 28, 2005.
(1) Non-income producing.
(2) Security was purchased under Rule 144A [or Section 4(2)] of the
    Securities Act of 1933 or is a private placement and, unless registered
    Under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    February 28, 2005, was $118,652,933, which represented 6.9% of net assets.
(3) Security, or a portion thereof, is being held in connection with an open put option.
(4) Category is less than 0.05% of total net assets.
(5) Final maturity indicated, unless otherwise noted.
(6) Forward commitment.
(7) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(8) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2005.
(9) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(10) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.
(11) Security is in default.
(12) The rate indicated is the yield to maturity at purchase.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $1,668,693,674
                                         ==============
Gross tax appreciation of investments    $  186,021,370
Gross tax depreciation of investments      (17,538,955)
                                         --------------
Net tax appreciation of investments      $  168,482,415
                                         ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.4%
AEROSPACE & DEFENSE - 0.8%
            10,400  Boeing Co.                                    $      571,689
            10,900  Engineered Support Systems                           602,552
               609  General Dynamics Corp.                                64,158
            27,500  Honeywell International Inc.                       1,044,175
             9,900  Northrop Grumman Corp.                               523,710
            80,000  Rockwell Collins                                   3,684,127
             2,563  United Defense Industries, Inc.                      140,247
            17,600  United Technologies Corp.                          1,757,888
                                                                 ---------------
                                                                       8,388,546
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             1,311  FedEx Corporation                                    128,190
            82,000  Transmile Group Bhd ORD                              200,684
            24,636  United Parcel Service, Inc. Cl B                   1,909,043
                                                                 ---------------
                                                                       2,237,917
                                                                 ---------------
AIRLINES - 0.1%
         1,957,100  Air China Ltd. ORD(1)                                752,822
             4,300  Jet Airways India Ltd. ORD(1)                        108,399
            11,388  Southwest Airlines Co.                               157,724
                                                                 ---------------
                                                                       1,018,945
                                                                 ---------------
AUTO COMPONENTS - 0.8%
            24,850  AAPICO Hitech Public Company
                    Limited ORD                                           24,870
            27,200  Autoliv, Inc.                                      1,358,368
            17,313  Autoliv, Inc. SDR                                    867,769
            25,070  Continental AG ORD                                 1,855,873
            17,400  Cooper Tire & Rubber                                 336,690
            50,300  Denso Corporation ORD                              1,287,276
             2,840  Goodyear Tire & Rubber
                    Co. (The)(1)                                          41,066
            10,200  Lear Corporation                                     531,930
            25,500  Magna International Inc. Cl A                      1,885,724
            23,500  TRW Automotive Holdings Corp.(1)                     474,935
                                                                 ---------------
                                                                       8,664,501
                                                                 ---------------
AUTOMOBILES - 0.8%
            29,400  Bajaj Auto Ltd. ORD                                  696,208
            71,671  Ford Motor Company                                   906,638
            11,300  General Motors Corp.                                 403,071
            32,600  Harley-Davidson, Inc.                              2,017,288
            12,700  Honda Motor Co., Ltd. ORD                            681,626
            14,120  Hyundai Motor Company ORD                            813,886
            49,200  Toyota Motor Corp. ORD                             1,915,752
             8,700  Toyota Motor Corp. ADR                               676,686
                                                                 ---------------
                                                                       8,111,155
                                                                 ---------------
BEVERAGES - 1.3%
            17,500  Anheuser-Busch Companies, Inc.                       830,375

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            30,000  Coca-Cola Company (The)                            1,284,000
            18,800  Coca-Cola Enterprises                                401,380
            29,973  Efes Breweries International N.V.
                    GDR (Acquired 10/15/04-11/22/04,
                    Cost $834,498)(1)(2)                                 966,629
            11,211  Molson Coors Brewing Co.                             779,501
            89,243  Pepsi Bottling Group Inc.                          2,429,194
             2,559  PepsiAmericas Inc.                                    58,217
            81,300  PepsiCo, Inc.                                      4,378,819
             8,490  Pernod-Ricard SA ORD                               1,214,048
            79,550  SABMiller plc ORD                                  1,303,536
                                                                 ---------------
                                                                      13,645,699
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
            40,015  Amgen Inc.(1)                                      2,465,324
            17,456  Applera Corporation-Applied
                    Biosystems Group                                     358,546
            32,500  Celgene Corp.(1)                                     889,688
               803  Cephalon, Inc.(1)                                     39,403
            20,900  Invitrogen Corp.(1)                                1,462,164
            17,400  Neurocrine Biosciences Inc.(1)                       696,522
            11,500  OSI Pharmaceuticals Inc.(1)                          628,245
                                                                 ---------------
                                                                       6,539,892
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            45,300  Daikin Industries Ltd. ORD                         1,131,145
            62,000  Toto Ltd. ORD                                        535,030
             2,452  USG Corp.(1)                                          77,459
                                                                 ---------------
                                                                       1,743,634
                                                                 ---------------
CAPITAL MARKETS - 1.2%
            48,996  Ameritrade Holding Corporation(1)                    520,827
            20,300  Bank of New York Co., Inc. (The)                     614,075
            36,585  Edwards (A.G.), Inc.                               1,577,179
            17,900  Goldman Sachs Group, Inc. (The)                    1,947,520
            12,281  Investec Ltd. ORD                                    364,352
            37,300  Merrill Lynch & Co., Inc.                          2,185,035
            22,300  Morgan Stanley                                     1,259,281
            48,400  Northern Trust Corp.                               2,044,900
            19,774  UBS AG ORD                                         1,717,480
                                                                 ---------------
                                                                      12,230,649
                                                                 ---------------
CHEMICALS - 1.3%
            16,240  BASF AG ORD                                        1,215,755
             7,800  du Pont (E.I.) de Nemours & Co.                      415,740
             9,900  Ecolab Inc.                                          313,929
            22,394  Georgia Gulf Corporation                           1,182,627
            16,400  Honam Petrochemical
                    Corporation ORD                                      901,224
            38,700  Huntsman Corp.(1)                                  1,105,272
             5,400  Minerals Technologies Inc.                           338,310
            90,079  Monsanto Co.                                       5,294,844
            15,000  PPG Industries, Inc.                               1,079,250
            18,300  Shin-Etsu Chemical Co., Ltd. ORD                     747,582

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           234,000  Toray Industries Inc. ORD                          1,103,679
                                                                 ---------------
                                                                      13,698,212
                                                                 ---------------
COMMERCIAL BANKS - 5.4%
            37,900  Alpha Bank A.E. ORD                                1,457,271
            65,110  Anglo Irish Bank Corporation ORD                   1,715,557
           270,388  Bank Hapoalim Ltd. ORD                               985,154
           208,744  Bank Leumi Le-Israel BM ORD                          616,809
           141,886  Bank of America Corp.                              6,618,983
            85,460  Bank of Ireland ORD                                1,431,389
           263,000  Bank of Yokohama Ltd. (The) ORD                    1,620,397
             5,800  BB&T Corporation                                     227,070
            37,425  Comerica Inc.                                      2,136,219
           602,000  Commerce Asset Holdings Bhd ORD                      738,242
            54,110  Commonwealth Bank of
                    Australia ORD                                      1,553,915
            42,166  Credit Agricole SA ORD                             1,251,148
           334,201  Denizbank AS ORD(1)                                1,062,775
            98,350  DnB NOR ASA ORD                                    1,002,124
            40,586  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  2,214,001
            68,320  Hana Bank ORD                                      1,955,401
            40,830  HSBC Holdings plc ORD                                681,555
            16,700  KBC Bankverzekerings Holding ORD                   1,405,194
             4,300  Marshall & Ilsley Corp.                              174,107
               160  Mitsubishi Tokyo Financial
                    Group, Inc. ORD                                    1,460,321
            61,055  National City Corp.                                2,183,937
            16,500  PNC Financial Services Group                         868,560
            82,786  Powszechna Kasa Oszczednosci
                    Bank Polski SA ORD(1)                                788,116
         4,662,500  PT Bank Rakyat Indonesia ORD                       1,648,193
            67,280  Royal Bank of Scotland Group
                    plc ORD                                            2,306,955
            53,620  Shinhan Financial Group
                    Co., Ltd. ORD                                      1,588,049
            15,950  Societe Generale Cl A ORD                          1,685,264
               130  Sumitomo Mitsui Financial
                    Group Inc. ORD                                       902,942
            23,500  SunTrust Banks, Inc.                               1,702,340
            65,100  U.S. Bancorp                                       1,936,725
            37,376  Unibanco-Uniao de Bancos
                    Brasileiros SA GDR                                 1,409,075
           305,600  Union Bank of India Limited ORD                      838,675
            16,870  United Mizrahi Bank Ltd. ORD                          82,174
            78,104  Wachovia Corp.                                     4,140,294
            62,458  Wells Fargo & Co.                                  3,708,757
             4,400  Zions Bancorporation                                 290,840
                                                                 ---------------
                                                                      56,388,528
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            48,016  Cendant Corporation                                1,062,114
            44,534  Equifax Inc.                                       1,353,388
            20,572  John H. Harland Company                              754,992
            12,503  Mine Safety Appliances Company                       581,515
            27,900  Monster Worldwide Inc.(1)                            804,915
            16,500  R.R. Donnelley & Sons Company                        547,965
            57,646  Republic Services, Inc. Cl A                       1,827,955
            54,500  Waste Management, Inc.                             1,593,580
                                                                 ---------------
                                                                       8,526,424
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.5%
            34,907  AudioCodes Ltd.(1)                                   443,668
            44,800  Avaya Inc.(1)                                        627,200
           238,452  Cisco Systems Inc.(1)                              4,153,834
            27,000  Comverse Technology, Inc.(1)                         626,670
            13,800  F5 Networks, Inc.(1)                                 760,242
           688,164  Gemtek Technology Corp. ORD                        1,782,407
            57,373  Harmonic Inc.(1)                                     628,234
             6,106  Harris Corp.                                         407,270
            28,174  Juniper Networks, Inc.(1)                            606,868
           141,487  Motorola, Inc.                                     2,215,686
            25,400  Nokia Oyj ADR                                        409,956
            29,300  QUALCOMM Inc.                                      1,058,023
            40,100  Scientific-Atlanta, Inc.                           1,239,090
            29,600  ZTE Corp. Cl H ORD(1)                                108,547
                                                                 ---------------
                                                                      15,067,695
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
           112,608  Apple Computer, Inc.(1)                            5,051,595
            70,578  Dell Inc.(1)                                       2,829,472
           201,200  EMC Corp.(1)                                       2,547,192
            79,100  Hewlett-Packard Co.                                1,645,280
           200,000  High Tech Computer Corp. ORD                       1,196,911
            58,647  International Business Machines
                    Corp.                                              5,429,539
            59,986  McData Corporation Cl A(1)                           235,745
            19,000  NCR Corp.(1)                                         740,810
            44,400  QLogic Corp.(1)                                    1,788,876
                                                                 ---------------
                                                                      21,465,420
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.1%
            51,219  ACS, Actividades de Construccion
                    y Servicios, SA ORD                                1,306,146
         1,121,100  E&O Property Development Bhd
                    Cl B ORD(1)                                          163,740
         2,796,912  Empresas ICA Sociedad
                    Controladora SA de CV ORD(1)                       1,166,220
            24,020  Grupo Ferrovial SA ORD                             1,432,438
            40,500  Jacobs Engineering Group Inc.(1)                   2,267,190
           166,145  Shaw Group Inc. (The)(1)                           3,455,815
            12,962  Vinci SA ORD                                       1,905,019
                                                                 ---------------
                                                                      11,696,568
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
            18,110  Lafarge SA ORD                                     1,887,112
             7,900  Martin Marietta Materials, Inc.                      455,672
         2,269,500  PT Indocement Tunggal Prakarsa
                    Tbk ORD(1)                                           771,647
                                                                 ---------------
                                                                       3,114,431
                                                                 ---------------
CONSUMER FINANCE - 1.1%
             4,700  Aeon Credit Service Co. Ltd. ORD                     317,905
             4,050  Aiful Corp. ORD                                      464,186
            97,291  American Express Co.                               5,268,307
            29,776  Capital One Financial Corp.                        2,283,224
             7,453  CompuCredit Corp.(1)                                 222,994
             9,700  ORIX Corporation ORD                               1,260,234

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            17,000  Takefuji Corp. ORD                                 1,211,672
             4,865  WFS Financial Inc.(1)                                244,758
                                                                 ---------------
                                                                      11,273,280
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           226,560  Amcor Limited ORD                                  1,289,404
               355  Greif, Inc. Cl A                                      22,933
             3,077  Silgan Holdings Inc.                                 204,559
                                                                 ---------------
                                                                       1,516,896
                                                                 ---------------
DIVERSIFIED - 0.5%
            13,700  iShares Russell 1000 Growth
                    Index Fund                                           656,778
            33,099  Standard and Poor's 500
                    Depositary Receipt                                 3,994,387
                                                                 ---------------
                                                                       4,651,165
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
           306,539  African Bank Investments
                    Ltd. ORD                                             920,014
             3,200  Chicago Mercantile Exchange
                    Holdings Inc.                                        661,184
           105,800  Citigroup Inc.                                     5,048,775
            70,500  ING Groep N.V. ORD                                 2,170,283
           103,300  J.P. Morgan Chase & Co.                            3,775,615
             1,450  McGraw-Hill Companies, Inc. (The)                    133,183
            11,195  Principal Financial Group                            436,829
                                                                 ---------------
                                                                      13,145,883
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
            49,924  AFK Sistema GDR(1)                                   943,564
            15,622  ALLTEL Corp.                                         893,578
            22,759  AT&T Corp.                                           442,207
            56,020  BellSouth Corp.                                    1,445,316
             1,584  CenturyTel Inc.                                       53,286
           184,500  China Netcom Group Corp. Hong
                    Kong Ltd. ORD(1)                                     274,418
            21,200  Commonwealth Telephone
                    Enterprise Inc.(1)                                 1,009,120
            37,820  Deutsche Telekom ORD(1)                              792,196
            71,863  Maroc Telecom ORD(1)                                 737,414
            15,960  Philippine Long Distance
                    Telephone ORD(1)                                     402,868
            80,278  SBC Communications Inc.                            1,930,686
            44,131  Sprint Corp.                                       1,045,022
            27,834  Tele Norte Leste Participacoes
                    SA ADR                                               458,983
            72,976  Telefonica SA ORD                                  1,343,072
           112,130  Telenor ASA ORD                                    1,034,151
            76,163  Telkom SA Ltd. ORD                                 1,488,446
            69,011  Verizon Communications                             2,482,326
           298,452  VolgaTelecom ORD                                   1,272,898
                                                                 ---------------
                                                                      18,049,551
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
            46,000  CLP Holdings Ltd. ORD                                263,648
         9,464,824  Colbun SA ORD                                      1,041,584
            12,890  E.On AG ORD                                        1,159,703
            52,655  Exelon Corporation                                 2,388,431

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            57,392  FirstEnergy Corp.                                  2,366,846
            12,405  FPL Group, Inc.                                      984,337
            17,800  PPL Corporation                                      970,812
           393,709  Terna SpA ORD                                      1,124,684
            68,469  TXU Corp.                                          5,220,760
            15,800  Wisconsin Energy Corp.                               548,576
                                                                 ---------------
                                                                      16,069,381
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
            10,600  Emerson Electric Co.                                 702,992
            63,400  Rockwell Automation Inc.                           3,940,310
            18,110  Schneider SA ORD                                   1,445,906
                                                                 ---------------
                                                                       6,089,208
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
            69,500  AVX Corp.                                            852,765
            11,600  Hoya Corp. ORD                                     1,259,603
            14,710  Ingram Micro Inc. Cl A(1)                            263,603
            27,278  Lipman Electronic Engineering
                    Ltd. ORD                                             791,577
            52,800  Omron Corp. ORD                                    1,227,496
             8,674  Phoenix PDE Co. Ltd. ORD                             548,332
            15,856  Tech Data Corp.(1)                                   649,937
                                                                 ---------------
                                                                       5,593,313
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.1%
            51,900  Diamond Offshore Drilling, Inc.                    2,569,050
            18,400  ENSCO International Inc.                             741,152
            18,300  Global SantaFe Corp.                                 686,250
             2,696  Hydril Co.(1)                                        161,949
            60,100  National-Oilwell, Inc.(1)                          2,724,934
            27,800  Noble Corp.                                        1,586,546
           104,210  Saipem SpA ORD                                     1,410,148
            12,200  Tenaris SA ADR                                       802,150
            15,000  Transocean Inc.(1)                                   727,200
                                                                 ---------------
                                                                      11,409,379
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
             4,616  7-Eleven Inc.(1)                                     115,954
            11,500  BJ's Wholesale Club Inc.(1)                          351,555
            52,110  Boots Group plc ORD                                  664,912
            67,909  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(1)                         1,628,458
            61,400  CVS Corp.                                          3,059,561
            84,074  Frutarom GDR (Acquired 2/3/05,
                    Cost $641,485)(1)(2)                                 672,592
            42,000  Kroger Co. (The)(1)                                  755,580
           673,000  Lifestyle International Holdings
                    Ltd. ORD                                           1,152,006
            12,760  Metro AG ORD                                         716,343
            21,700  7-Eleven Japan Co., Ltd. ORD                         660,187
            38,957  Shoppers Drug Mart Corporation
                    ORD(1)                                             1,287,146
            55,536  Supervalu Inc.                                     1,764,379
           379,200  Tesco plc ORD                                      2,226,003
           445,190  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       1,635,384

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            68,700  Wal-Mart Stores, Inc.                              3,545,606
                                                                 ---------------
                                                                      20,235,666
                                                                 ---------------
FOOD PRODUCTS - 2.0%
            51,000  Ajinomoto Co. Inc. ORD                               628,931
            69,719  Archer-Daniels-Midland Co.                         1,680,228
            16,917  Campbell Soup Company                                468,601
           286,000  China Mengniu Dairy Co.
                    Ltd. ORD(1)                                          216,360
             4,100  ConAgra Foods, Inc.                                  112,012
            14,917  Delta and Pine Land Company                          432,444
            59,544  General Mills, Inc.                                3,118,319
            12,960  Groupe Danone ORD                                  1,291,267
            18,400  H.J. Heinz Company                                   692,576
            11,200  Hershey Foods Corp.                                  705,600
             2,774  Hormel Foods Corp.                                    86,410
             9,400  Kellogg Co.                                          413,600
            41,300  Kraft Foods Inc.                                   1,381,485
            26,600  McCormick & Company, Inc.                          1,010,534
           674,000  Petra Foods Ltd. ORD (1)                             456,935
            64,418  Pilgrim's Pride Corp.                              2,446,596
            40,760  Royal Numico N.V. ORD (1)                          1,646,032
            23,600  Sara Lee Corp.                                       528,640
            34,700  Tata TEA Ltd. ORD                                    432,686
             8,264  Tyson Foods, Inc. Cl A                               140,653
            30,800  Unilever N.V. New York Shares                      2,060,212
            25,860  Wimm-Bill-Dann Foods
                    OJSC ADR(1)                                          435,741
                                                                 ---------------
                                                                      20,385,862
                                                                 ---------------
GAS UTILITIES - 0.1%
             6,600  AGL Resources Inc.                                   228,492
            23,600  NiSource Inc.                                        534,304
            20,000  WGL Holdings Inc.                                    614,000
                                                                 ---------------
                                                                       1,376,796
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
            35,000  Advanced Medical Optics Inc.(1)                    1,328,250
            18,700  American Medical Systems
                    Holdings, Inc.(1)                                    740,520
            41,600  Bard (C.R.), Inc.                                  2,766,400
            20,800  Baxter International, Inc.                           741,728
            75,906  Becton Dickinson & Co.                             4,544,493
            69,300  Cooper Companies, Inc. (The)                       5,706,856
            21,848  Edwards Lifesciences
                    Corporation(1)                                       939,682
            12,280  Essilor International SA Cie
                    Generale D'Optique ORD                               861,745
            11,500  Guidant Corp.                                        843,985
             3,423  Haemonetics Corporation(1)                           141,986
            60,132  Hospira Inc.(1)                                    1,779,907
            32,400  Immucor, Inc.(1)                                     962,442
            23,600  Intuitive Surgical Inc.(1)                         1,112,740
            31,259  Medtronic, Inc.                                    1,629,219
               704  Mettler-Toledo International, Inc.(1)                 36,960
           146,340  Smith & Nephew plc ORD                             1,505,632
             8,940  Synthes, Inc. ORD                                  1,081,234
            25,518  Thermo Electron Corp.(1)                             700,724

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            30,400  Waters Corp.(1)                                    1,485,040
                                                                 ---------------
                                                                      28,909,543
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.8%
            35,562  Aetna Inc.                                         5,192,764
            74,597  AMERIGROUP Corporation(1)                          2,973,436
            13,920  AmerisourceBergen Corp.                              833,808
            12,577  Cardinal Health, Inc.                                736,383
            92,700  Caremark Rx Inc.(1)                                3,548,557
            21,900  Centene Corp.(1)                                     730,584
            37,714  CIGNA Corp.                                        3,424,431
            34,500  Covance Inc.(1)                                    1,507,995
            66,296  Diagnosticos da America SA ORD(1)                    819,228
            10,410  Fresenius Medical Care AG ORD                        932,582
            20,800  HCA Inc.                                             981,968
            19,300  Humana Inc.(1)                                       642,111
             4,911  McKesson Corp.                                       183,377
            52,600  PacifiCare Health Systems, Inc.(1)                 3,339,048
            34,600  Triad Hospitals Inc.(1)                            1,510,982
            24,400  Universal Health Services, Inc. Cl B               1,151,680
             3,497  WellPoint Inc.(1)                                    426,844
                                                                 ---------------
                                                                      28,935,778
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
             8,640  Accor SA ORD                                         404,854
            76,600  Boyd Gaming Corp.                                  3,754,166
            37,200  Brinker International, Inc.(1)                     1,408,392
            39,800  Carnival Corporation                               2,164,324
         1,210,000  China Travel International
                    Investment Hong Kong
                    Limited ORD                                          403,382
            18,045  Darden Restaurants, Inc.                             483,606
            36,390  Greek Organization of Football
                    Prognostics SA ORD                                 1,154,445
            11,400  Harrah's Entertainment, Inc.                         747,726
            27,200  International Game Technology                        828,512
            49,583  Las Vegas Sands Corp.(1)                           2,375,026
           124,364  McDonald's Corporation                             4,113,962
            17,485  Orbis SA ORD                                         135,543
            11,400  Outback Steakhouse, Inc.                             511,974
            13,600  Panera Bread Co.(1)                                  727,056
            36,000  Penn National Gaming Inc.(1)                       2,172,960
             6,100  Speedway Motorsports Inc.                            226,920
            53,000  Station Casinos Inc.                               3,229,820
             6,000  Wendy's International, Inc.                          227,100
            90,000  WMS Industries Inc.(1)                             2,699,100
            26,300  Wynn Resorts Ltd.(1)                               1,882,291
                                                                 ---------------
                                                                      29,651,159
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
            12,202  American Greetings Cl A                              300,535
            15,367  Black & Decker Corporation                         1,274,232
            12,427  Desarrolladora Homex SA de
                    CV ADR(1)                                            346,092
             5,900  KB Home                                              736,320
               893  Lennar Corp.                                          54,312
            89,000  Matsushita Electric Industrial
                    Co., Ltd. ORD                                      1,332,552
            35,800  Newell Rubbermaid Inc.                               797,982

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             3,264  NVR, Inc.(1)                                       2,585,904
             9,800  Pulte Homes Inc.                                     764,596
            18,000  Sharp Corp. ORD                                      287,070
            77,300  Tempur-Pedic International Inc.(1)                 1,480,295
           346,174  Urbi Desarrollos Urbanos SA de
                    CV ORD(1)                                          1,792,598
            17,900  Whirlpool Corp.                                    1,141,125
                                                                 ---------------
                                                                      12,893,613
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.2%
             8,266  Clorox Company                                       496,291
             9,624  Energizer Holdings Inc.(1)                           570,030
            29,000  Kao Corp. ORD                                        688,065
            47,200  Kimberly-Clark Corp.                               3,114,256
           385,818  Kimberly-Clark de Mexico SA de
                    CV Cl A ORD                                        1,280,385
            83,200  Procter & Gamble Co. (The)                         4,417,087
            66,334  Reckitt Benckiser plc ORD                          2,092,097
                                                                 ---------------
                                                                      12,658,211
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
             8,100  3M Co.                                               679,914
           123,652  Dogan Sirketler Grubu
                    Holdings ORD(1)                                      356,596
           178,400  General Electric Co.                               6,279,680
            60,000  Textron Inc.                                       4,641,000
            75,079  Tyco International Ltd.                            2,513,645
                                                                 ---------------
                                                                      14,470,835
                                                                 ---------------
INSURANCE - 2.3%
            22,900  Allstate Corp.                                     1,229,272
             1,178  American Financial Group, Inc.                        35,917
            71,021  American International Group, Inc.                 4,744,204
             4,042  AmerUs Group Co.                                     194,541
            76,737  Axa SA ORD                                         2,063,570
            37,615  Berkley (W.R.) Corp.                               1,931,906
                 6  Berkshire Hathaway Inc. Cl A(1)                      541,200
            26,505  Chubb Corp.                                        2,096,811
             7,870  First American Financial Corp. (The)                 287,649
            14,600  Hartford Financial Services
                    Group Inc. (The)                                   1,050,470
            20,800  Horace Mann Educators Corp.                          390,208
            13,600  Jefferson-Pilot Corp.                                665,856
             2,541  LandAmerica Financial Group Inc.                     139,094
           833,660  Legal & General Group plc ORD                      1,891,790
            14,300  Loews Corp.                                        1,019,304
            50,600  Marsh & McLennan Companies Inc.                    1,652,090
            11,500  MetLife, Inc.                                        471,960
            11,483  Protective Life Corporation                          458,861
           108,120  QBE Insurance Group Limited ORD                    1,312,087
             1,709  Selective Insurance Group                             78,631
             4,072  Stancorp Financial Group Inc.                        354,630
            12,500  Torchmark Corp.                                      651,375
                                                                 ---------------
                                                                      23,261,426
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.2%
            27,000  eBay Inc.(1)                                       1,156,680
               450  Rakuten, Inc. ORD                                    406,410
                                                                 ---------------
                                                                       1,563,090
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.6%
           175,074  Earthlink Inc.(1)                                  1,528,396
             7,500  Google Inc. Cl A(1)                                1,409,925
            31,700  Open Text Corp.(1)                                   613,078
            80,086  Yahoo! Inc.(1)                                     2,584,375
                                                                 ---------------
                                                                       6,135,774
                                                                 ---------------
IT SERVICES - 1.3%
            18,100  Accenture Ltd. Cl A(1)                               462,455
            27,410  Acxiom Corp.                                         616,725
            64,900  Cognizant Technology Solutions
                    Corporation(1)                                     3,065,227
            56,492  Computer Sciences Corp.(1)                         2,611,625
            11,400  DST Systems, Inc.(1)                                 541,386
            14,200  Fiserv, Inc.(1)                                      538,748
            35,200  Infosys Technologies Ltd. ADR                      2,684,000
           102,536  Tata Consultancy Services
                    Ltd. ORD                                           3,244,917
                                                                 ---------------
                                                                      13,765,083
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            51,863  Eastman Kodak Co.                                  1,762,823
            37,400  Fuji Photo Film Co. Ltd. ORD                       1,413,346
                                                                 ---------------
                                                                       3,176,169
                                                                 ---------------
MACHINERY - 1.1%
            17,889  Cummins Inc.                                       1,313,231
             2,500  Deere & Co.                                          177,775
            33,200  Dover Corp.                                        1,283,844
             9,100  Ingersoll-Rand Company                               766,675
            29,115  Joy Global Inc.                                    1,069,976
             4,883  Kennametal Inc.                                      239,658
           168,000  Komatsu Ltd. ORD                                   1,260,100
             8,700  Parker-Hannifin Corp.                                572,460
            79,000  Pentair, Inc.                                      3,273,761
            27,650  Volvo AB Cl B ORD                                  1,270,730
                                                                 ---------------
                                                                      11,228,210
                                                                 ---------------
MARINE - 0.3%
            79,640  Hyundai Merchant Marine ORD(1)                     1,474,668
           939,900  Wan Hai Lines Limited ORD                          1,091,711
                                                                 ---------------
                                                                       2,566,379
                                                                 ---------------
MEDIA - 1.8%
            31,460  Agora SA ORD(1)                                      671,729
             1,517  Catalina Marketing Corp.                              40,883

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           150,799  Disney (Walt) Co.                                  4,213,323
             8,800  Dow Jones & Co. Inc.                                 326,480
             2,014  DreamWorks Animation SKG Inc.(1)                      73,169
            12,900  Gannett Co., Inc.                                  1,015,875
            10,500  Getty Images Inc.(1)                                 749,070
             2,417  John Wiley & Sons Inc.                                83,991
            35,800  New York Times Co. (The) Cl A                      1,312,428
             3,948  Pixar(1)                                             353,070
            14,368  Regal Entertainment Group                            276,728
            23,740  Thomson Corp. ORD                                    807,274
           244,488  Time Warner Inc.(1)                                4,212,527
            12,900  Tribune Co.                                          525,417
            31,208  TVN SA ORD(1)                                        493,395
            50,300  Univision Communications Inc.
                    Cl A(1)                                            1,327,417
             4,200  Valassis Communications, Inc.(1)                     157,122
            42,310  Vivendi Universal SA ORD(1)                        1,335,530
                                                                 ---------------
                                                                      17,975,428
                                                                 ---------------
METALS & MINING - 2.3%
            21,100  Alcoa Inc.                                           677,732
            62,800  Allegheny Technologies Inc.                        1,545,508
            53,224  Anglo American plc ORD                             1,335,764
            40,575  Antofagasta plc ORD                                1,079,932
            27,460  Arcelor ORD                                          682,084
           306,700  Banpu Public Company
                    Limited ORD                                        1,404,304
           142,654  BHP Billiton Limited ORD                           2,164,250
            19,373  China Steel Corp. GDR                                471,345
           107,158  Cia Vale do Rio Doce ADR                           3,750,531
            47,826  Compania de Minas Buenaventura
                    SAu ADR                                            1,107,650
            58,500  Dongkuk Steel Mill Co., Ltd. ORD                   1,485,067
           159,688  Grupo Mexico SA de CV ORD(1)                         926,144
            10,380  Impala Platinum Holdings Limited
                    ORD                                                  914,908
           105,639  KGHM Polska Miedz SA ORD(1)                        1,185,260
             5,300  Nucor Corp.                                          330,402
            14,873  Phelps Dodge Corp.                                 1,583,231
             4,070  POSCO ORD                                            897,466
         4,548,500  PT Bumi Resources Tbk ORD(1)                         417,316
            89,000  Sumitomo Metal Mining Co.
                    Ltd. ORD                                             678,622
             8,496  United States Steel Corp.                            529,811
                                                                 ---------------
                                                                      23,167,327
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.2%
            43,800  AES Corporation (The)(1)                             733,212
            31,888  Constellation Energy Group Inc.                    1,641,275
               540  Duke Energy Corp.                                     14,575
                                                                 ---------------
                                                                       2,389,062
                                                                 ---------------
MULTILINE RETAIL - 1.0%
            84,977  Boyner Buyuk Magazacilik ORD(1)                      206,647
           115,700  Dollar General Corp.                               2,456,312
            30,301  Federated Department Stores, Inc.                  1,710,492
             9,984  J.C. Penney Co. Inc. Holding
                    Company                                              444,188
             1,541  Kmart Holding Corp.(1)                               150,201
            27,700  Kohl's Corp.(1)                                    1,325,999

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            31,100  May Department Stores Co. (The)                    1,073,261
            42,790  Next plc ORD                                       1,268,080
             4,500  Pinault-Printemps-Redoute ORD                        501,980
            24,100  Target Corporation                                 1,224,762
                                                                 ---------------
                                                                      10,361,922
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            81,309  Xerox Corp.(1)                                     1,268,420
                                                                 ---------------
OIL & GAS - 4.9%
            44,000  Apache Corp.                                       2,766,720
           117,890  BG Group plc ORD                                     925,561
           342,070  BP plc ORD                                         3,697,032
            17,900  BP plc ADR                                         1,162,068
            93,941  ChevronTexaco Corp.                                5,831,857
            26,422  ConocoPhillips                                     2,929,936
            18,492  EnCana Corp. ORD                                   1,226,304
            74,610  ENI SpA ORD                                        1,946,111
           164,938  Exxon Mobil Corp.                                 10,442,225
           184,000  Formosa Petrochemical Corp. ORD                      364,093
            32,184  LUKOIL ORD                                         1,124,831
            22,903  Occidental Petroleum Corp.                         1,609,394
            30,405  PetroKazakhstan Inc. Cl A New
                    York Shares                                        1,330,219
             3,849  Premcor Inc.                                         211,233
            81,900  Reliance Industries Ltd. ORD                       1,043,669
            56,600  Royal Dutch Petroleum Co. New
                    York Shares                                        3,570,894
           390,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H ORD                           480,058
            27,332  Sunoco, Inc.                                       2,708,601
            17,420  Total SA Cl B ORD                                  4,135,546
             8,200  Unocal Corp.                                         443,620
            36,600  Valero Energy Corp.                                2,607,384
                                                                 ---------------
                                                                      50,557,356
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
            55,642  Louisiana-Pacific Corp.                            1,461,715
            14,667  Potlatch Corp.                                       676,882
            62,250  Stora Enso Oyj Cl R ORD                              947,854
            32,190  Weyerhaeuser Co.                                   2,154,477
                                                                 ---------------
                                                                       5,240,928
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
            19,882  Alberto-Culver Company Cl B                        1,039,232
            65,518  Gillette Company                                   3,292,280
                                                                 ---------------
                                                                       4,331,512
                                                                 ---------------
PHARMACEUTICALS - 4.8%
            29,600  Abbott Laboratories                                1,361,304
            60,400  American Pharmaceutical
                    Partners Inc.(1)                                   3,156,504
            34,390  AstraZeneca plc ORD                                1,355,776
            24,000  Bone Care International Inc.(1)                      649,440
            51,000  Bristol-Myers Squibb Co.(3)                        1,276,530

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            28,400  Eisai Co. Ltd. ORD                                   959,120
            22,700  Eli Lilly and Company                              1,271,200
             3,900  Gedeon Richter Rt. ORD                               597,594
            33,580  GlaxoSmithKline plc ORD                              802,701
            14,247  Hanmi Pharm Co. Ltd. ORD                             846,736
           191,727  Johnson & Johnson                                 12,577,292
            22,814  Kos Pharmaceuticals, Inc.(1)                         758,337
           117,928  Merck & Co., Inc.                                  3,738,318
           100,199  Novartis AG ORD(1)                                 5,024,182
            32,040  Novo Nordisk A/S Cl B ORD                          1,778,306
           208,481  Pfizer, Inc.                                       5,480,965
            33,926  Roche Holding AG ORD                               3,577,460
            23,356  Taro Pharmaceutical
                    Industries Ltd.(1)                                   659,340
            20,200  Watson Pharmaceuticals, Inc.(1)                      641,148
            13,200  Wyeth                                                538,824
           195,000  Yung Shin Pharmaceutical
                    Industries Co., Ltd. ORD                             220,849
            42,058  Zentiva N.V. ORD(1)                                1,674,776
                                                                 ---------------
                                                                      48,946,702
                                                                 ---------------
REAL ESTATE - 0.1%
         1,326,300  Amata Corp. plc ORD(1)                               416,421
             3,740  Taubman Centers Inc.                                 107,188
                                                                 ---------------
                                                                         523,609
                                                                 ---------------
ROAD & RAIL - 0.9%
            37,100  Burlington Northern Santa
                    Fe Corp.                                           1,865,017
            23,900  Canadian National Railway Co.                      1,480,366
               250  East Japan Railway Company ORD                     1,332,217
            28,614  Union Pacific Corp.                                1,815,558
            54,900  Yellow Roadway Corp.(1)                            3,170,475
                                                                 ---------------
                                                                       9,663,633
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
         1,403,000  Advanced Semiconductor
                    Engineering Inc. ORD(1)                            1,105,968
            24,900  Altera Corp.(1)                                      516,426
            75,100  Applied Materials, Inc.(1)                         1,314,250
            50,000  Broadcom Corp.(1)                                  1,612,500
           104,670  Hynix Semiconductor Inc. ORD(1)                    1,568,226
           412,949  Intel Corp.                                        9,902,517
           934,000  King Yuan Electronics Co.
                    Ltd. ORD                                             682,169
            45,200  Linear Technology Corp.                            1,765,512
            13,248  MEMC Electronic Materials Inc.(1)                    171,959
            39,500  National Semiconductor Corp.                         788,025
            16,200  Sigmatel Inc.(1)                                     675,378
            76,873  Teradyne, Inc.(1)                                  1,185,382
                                                                 ---------------
                                                                      21,288,312
                                                                 ---------------
SOFTWARE - 1.8%
             4,606  Amdocs Ltd.(1)                                       135,186
            31,900  Citrix Systems, Inc.(1)                              717,750
            30,500  Cognos, Inc.(1)                                    1,308,755
            27,400  McAfee Inc.(1)                                       633,762

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           329,761  Microsoft Corporation                              8,303,383
             4,700  Nintendo Co., Ltd. ORD                               521,598
            92,052  Oracle Corp.(1)                                    1,188,391
            19,741  Parametric Technology Corp.(1)                       113,511
            31,610  RADWARE Ltd.(1)                                      818,067
            28,200  Reynolds & Reynolds Co. Cl A                         780,294
            21,845  Softbank SA ORD(1)                                   225,045
             5,629  Symantec Corp.(1)                                    123,894
            36,600  Synopsys, Inc.(1)                                    662,460
           238,400  TIBCO Software Inc.(1)                             2,326,784
             7,500  Trend Micro Inc. ORD                                 348,720
                                                                 ---------------
                                                                      18,207,600
                                                                 ---------------
SPECIALTY RETAIL - 2.1%
            12,200  Abercrombie & Fitch Co.                              655,140
             9,800  Advance Auto Parts, Inc.(1)                          493,724
            60,749  American Eagle Outfitters, Inc.                    3,288,343
             6,591  Barnes & Noble Inc.(1)                               225,149
            10,500  Blockbuster Inc. Cl B                                 90,405
            21,500  Carmax, Inc.(1)                                      709,500
            76,678  Ellerine Holdings Ltd. ORD                           727,300
             5,512  GameStop Corp.(1)                                    107,815
            38,900  Gap, Inc. (The)                                      829,737
            88,402  Home Depot, Inc.                                   3,537,847
            82,100  Linens 'n Things, Inc.(1)                          2,207,669
             4,902  Office Depot, Inc.(1)                                 94,364
            24,423  Rent-A-Center Inc.(1)                                633,777
            65,522  Ross Stores, Inc.                                  1,834,616
             6,800  Sherwin-Williams Co.                                 301,240
            34,100  The Finish Line, Inc. Cl A                           697,686
            17,300  Tractor Supply Co.(1)                                736,807
            38,900  Urban Outfitters Inc.(1)                           1,617,851
            39,700  Weight Watchers International
                    Inc.(1)                                            1,707,100
            22,800  Yamada Denki Co Ltd. ORD                           1,134,274
                                                                 ---------------
                                                                      21,630,344
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
             3,630  Adidas-Salomon AG ORD                                545,419
            30,720  Compagnie Financiere Richemont
                    AG Cl A ORD                                          971,817
           108,000  I.T. Ltd. ORD(1)                                      27,003
            25,300  Jones Apparel Group, Inc.                            803,781
            13,600  Liz Claiborne, Inc.                                  575,280
            15,000  NIKE, Inc. Cl B                                    1,304,250
            14,000  Pantaloon Retail India Ltd. ORD                      247,611
             3,960  Puma AG Rudolf Dassler
                    Sport ORD                                            933,244
            11,500  Reebok International Ltd.                            507,840
            14,122  VF Corp.                                             843,931
                                                                 ---------------
                                                                       6,760,176
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
            71,362  Countrywide Financial Corporation                  2,479,830
               135  Downey Financial Corp.                                 8,458
            12,200  Fannie Mae                                           713,212
            62,700  Freddie Mac                                        3,887,399

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            50,455  Fremont General Corp.                              1,268,439
             3,016  Golden West Financial Corp.                          186,660
            40,400  MGIC Investment Corp.                              2,534,696
            27,700  Washington Mutual, Inc.                            1,162,292
                                                                 ---------------
                                                                      12,240,986
                                                                 ---------------
TOBACCO - 0.1%
            19,900  Altria Group Inc.                                  1,306,435
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
            15,973  Grainger (W.W.), Inc.                              1,002,785
            18,110  WESCO International Inc.(1)                          650,692
            46,990  Wolseley plc ORD                                   1,002,164
                                                                 ---------------
                                                                       2,655,641
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.5%
            92,160  BAA plc ORD                                        1,077,576
            50,985  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(1)                                            580,558
           928,000  Cosco Pacific Limited ORD                          2,070,406
           349,530  Macquarie Infrastructure Group
                    ORD                                                1,008,480
                                                                 ---------------
                                                                       4,737,020
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
           171,300  Alamosa Holdings Inc.(1)                           2,182,362
            25,440  America Movil SA de CV Series
                    L ADR                                              1,493,328
           373,000  Digi.Com Bhd ORD(1)                                  579,132
               120  KDDI Corp. ORD                                       616,503
            49,346  Mobile TeleSystems ADR                             1,978,281
            35,133  MobiNil - Egyptian Company
                    Mobile Services ORD                                1,120,380
            12,784  Nextel Communications, Inc.(1)                       376,233
            97,100  NII Holdings Inc. Cl B(1)                          5,556,063
             9,386  Orascom Telecom Holding
                    SAE ORD(1)                                           648,870
            57,805  Turkcell Iletisim Hizmet ADR                       1,054,941
            48,933  Vodafone Egypt
                    Telecommunications SAE ORD                           683,227
           988,810  Vodafone Group plc ORD                             2,590,903
            11,400  Vodafone Group plc ADR                               299,706
                                                                 ---------------
                                                                      19,179,929
                                                                 ---------------
TOTAL COMMON STOCKS                                                  793,982,208
(Cost $665,104,900)                                              ---------------

PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIAL SERVICES - 0.1%
            12,351  Bradespar SA ORD                                     486,819
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES(4)
        16,000,000  Cia Energetica de Minas
                    Gerais ORD                                           415,508
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                   902,327
(Cost $736,443)                                                  ---------------

CORPORATE BONDS - 7.4%
AEROSPACE & DEFENSE(4)
          $300,000  K&F Acquisition Inc., 7.75%,
                    11/15/14 (Acquired 11/5/04,
                    Cost $309,750)(2)                                    305,250
                                                                 ---------------
AUTO COMPONENTS - 0.1%
           625,000  Tenneco Automotive Inc., 8.625%,
                    11/15/14 (Acquired 11/9/04-
                    2/15/05, Cost $651,094)(2)                           668,750
           426,000  TRW Automotive Inc., 9.375%,
                    2/15/13                                              483,510
                                                                 ---------------
                                                                       1,152,260
                                                                 ---------------
AUTOMOBILES(4)
           170,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                                190,847
                                                                 ---------------
BEVERAGES(4)
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $251,108)(2)                                    249,560
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
           500,000  MAAX Corp., 9.75%, 6/15/12                           530,000
           375,000  Nortek Inc., 8.50%, 9/1/14                           384,375
                                                                 ---------------
                                                                         914,375
                                                                 ---------------
CAPITAL MARKETS - 0.1%
           200,000  Credit Suisse First Boston USA
                    Inc., VRN, 2.79%, 3/19/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.28% with no caps                              200,724
           500,000  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                      509,464
           300,000  Merrill Lynch & Co., Inc.,
                    2.07%, 6/12/06                                       295,961
           150,000  Morgan Stanley, 4.25%, 5/15/10                       148,104
           250,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12 (Acquired 7/22/04,
                    Cost $250,000)(2)                                    273,750
                                                                 ---------------
                                                                       1,428,003
                                                                 ---------------
CHEMICALS - 0.1%
           152,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      160,550

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            51,000  Huntsman International Holdings
                    LLC, 12.63%, 12/31/09(5)                              29,325
            69,000  IMC Global Inc., 10.875%, 6/1/08                      80,989
           450,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                             488,249
            69,000  Millennium America Inc., 9.25%,
                    6/15/08                                               77,108
                                                                 ---------------
                                                                         836,221
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
           650,000  Bank of America Corp., 4.375%,
                    12/1/10                                              648,695
         1,000,000  SouthTrust Corp., 5.80%, 6/15/14                   1,049,909
           830,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                              819,529
           530,000  Wachovia Bank N.A., 4.875%,
                    2/1/15 (Acquired 1/26/05, Cost
                    $529,581)(2)                                         525,869
           500,000  Wells Fargo & Co., 4.20%, 1/15/10                    495,796
            70,000  Wells Fargo Bank N.A., 4.75%,
                    2/9/15                                                68,953
                                                                 ---------------
                                                                       3,608,751
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           350,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      342,125
           200,000  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                        206,378
           275,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        305,250
           425,000  Cenveo Corp., 7.875%, 12/1/13                        397,375
           100,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                         97,468
           260,000  Waste Management Inc.,
                    7.00%, 7/15/28                                       296,532
                                                                 ---------------
                                                                       1,645,128
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(4)
           375,000  Lucent Technologies Inc., 6.45%,
                    3/15/29                                              358,594
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
           500,000  Xerox Corp., 6.875%, 8/15/11                         537,500
                                                                 ---------------
CONSTRUCTION MATERIALS(4)
           300,000  ACIH Inc., 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(2)(6)                                      226,500
           225,000  Associated Materials Inc., 9.75%,
                    4/15/12                                              249,188
                                                                 ---------------
                                                                         475,688
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      200,485
           320,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                       314,912
                                                                 ---------------
                                                                         515,397
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           525,000  Ball Corp., 7.75%, 8/1/06                            551,250
           250,000  Graham Packaging Co. Inc., 8.50%,
                    10/15/12 (Acquired 9/30/04,
                    Cost $254,063)(2)                                    268,125

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                 VALUE
--------------------------------------------------------------------------------
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14 (Acquired
                    9/29/04, Cost $357,875)(2)                           378,875
                                                                 ---------------
                                                                       1,198,250
                                                                 ---------------
DISTRIBUTORS(4)
           375,000  Amscan Holdings Inc., 8.75%,
                    5/1/14                                               374,063
                                                                 ---------------
DIVERSIFIED - 1.1%
            34,800  iShares GS $ InvesTop Corporate
                    Bond Fund(7)                                       3,875,676
         5,712,556  Lehman Brothers TRAINSSM,
                    Series 2004-1, 8.22%, 8/1/15
                    (Acquired 5/18/04, Cost
                    $5,755,400)(2)                                     6,159,014
           777,000  Morgan Stanley TRACERSSM,
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost
                    $821,178)(2)                                         958,156
                                                                 ---------------
                                                                      10,992,847
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           300,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       302,140
           280,000  CIT Group Inc., 4.25%, 2/1/10                        275,903
           260,000  CIT Group Inc., 5.125%, 9/30/14                      259,851
         1,090,000  Citigroup Inc., 5.00%, 9/15/14                     1,095,025
           450,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             472,245
           190,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       186,935
           270,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                      275,109
           330,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      327,643
           100,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                        96,364
           500,000  HSBC Finance Corp., 4.125%,
                    11/16/09                                             492,359
           350,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                               388,018
                                                                 ---------------
                                                                       4,171,592
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
           500,000  AT&T Corp., 9.05%, 11/15/11                          581,874
           260,000  BellSouth Corp., 5.20%, 12/15/16                     260,342
           250,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       264,563
           420,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                           494,070
           150,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           153,525
           100,000  France Telecom, 8.50%, 3/1/11                        116,834
           500,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05, Cost
                    $500,000)(2)                                         526,250
           250,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05, Cost
                    $250,000)(2)                                         268,125
           125,000  Intelsat Ltd., 6.50%, 11/1/13                        106,563
           350,000  MCI Inc., 8.74%, 5/1/14                              394,188
           400,000  Qwest Capital Funding Inc.,
                    7.75%, 8/15/06                                       412,000
           350,000  Qwest Corp., 7.875%, 9/1/11
                    (Acquired 1/27/05, Cost
                    $374,500)(2)                                         384,125
           450,000  Qwest Services Corp., 14.00%,
                    12/15/10 (Acquired 7/24/03-
                    8/11/04, Cost $509,938)(2)                           536,625
           220,000  SBC Communications Inc.,
                    5.10%, 9/15/14                                       220,259
           120,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                              143,812

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           130,000  Sprint Capital Corp., 8.75%,
                    3/15/32                                              175,083
                                                                 ---------------
                                                                       5,038,238
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           380,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 401,840
           410,000  FirstEnergy Corp., 6.45%,
                    11/15/11                                             443,843
           300,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                        328,500
           313,000  NRG Energy Inc., 8.00%, 12/15/13
                    (Acquired 12/19/03, Cost
                    $323,955)(2)                                         347,430
           250,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               264,476
           200,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              219,083
           300,000  Texas Genco LLC, 6.875%,
                    12/15/14 (Acquired 12/8/04,
                    Cost $310,875)(2)                                    321,750
           200,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      202,714
                                                                 ---------------
                                                                       2,529,636
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(4)
           455,000  Solectron Corp., 9.625%, 2/15/09                     501,638
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           400,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                             436,000
           625,000  Newpark Resources, 8.625%,
                    12/15/07                                             630,469
           250,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       266,250
                                                                 ---------------
                                                                       1,332,719
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
           200,000  CVS Corp., 4.00%, 9/15/09                            197,266
           350,000  Safeway Inc., 6.50%, 3/1/11                          379,441
           200,000  Stater Brothers Holdings,
                    8.125%, 6/15/12                                      209,000
                                                                 ---------------
                                                                         785,707
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           350,000  Cadbury Schweppes US Finance
                    LLC, 5.125%, 10/1/13
                    (Acquired 9/22/03-10/8/03,
                    Cost $348,086)(2)                                    353,372
           250,000  Hines Nurseries Inc., 10.25%,
                    10/1/11                                              274,375
                                                                 ---------------
                                                                         627,747
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           300,000  Beckman Coulter Inc., 7.45%, 3/4/08                  324,704
           275,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      299,750
           275,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     286,000
                                                                 ---------------
                                                                         910,454
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           500,000  Alliance Imaging Inc., 7.25%,
                    12/15/12 (Acquired 12/9/04,
                    Cost $504,375)(2)                                    510,000

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           350,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                             386,750
                                                                 ---------------
                                                                         896,750
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           325,000  Equinox Holdings Inc., 9.00%,
                    12/15/09                                             345,313
           500,000  Herbst Gaming Inc., 8.125%,
                    6/1/12                                               537,499
           250,000  Hollywood Casino Shreveport
                    Corp., 13.00%, 8/1/06(8)                             208,750
           400,000  Intrawest Corp., 7.50%, 10/15/13                     426,500
           500,000  Isle of Capri Casinos Inc.,
                    7.00%, 3/1/14                                        521,249
           400,000  ITT Corp., 7.375%, 11/15/15                          460,500
           300,000  MGM Mirage, 6.00%, 10/1/09                           309,000
           375,000  Park Place Entertainment Corp.,
                    9.375%, 2/15/07                                      410,625
           125,000  Penn National Gaming Inc.,
                    11.125%, 3/1/08                                      132,575
           275,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                      300,094
           375,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         444,375
           200,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      219,000
           225,000  Six Flags Inc., 8.875%, 2/1/10                       215,438
           200,000  Six Flags Inc., 9.75%, 4/15/13                       191,000
           225,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       261,563
           425,000  Trump Holdings & Funding,
                    12.625%, 3/15/10(8)                                  478,125
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14 (Acquired 1/25/05, Cost
                    $487,500)(2)                                         501,250
           450,000  Yum! Brands Inc., 8.875%,
                    4/15/11                                              545,502
                                                                 ---------------
                                                                       6,508,358
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
           125,000  Beazer Homes USA Inc., 8.375%,
                    4/15/12                                              137,969
           100,000  KB Home, 9.50%, 2/15/11                              109,443
           500,000  KB Home, 6.375%, 8/15/11                             530,742
           275,000  Meritage Corporation, 9.75%,
                    6/1/11                                               308,696
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14                                              447,313
           225,000  Standard-Pacific Corp., 9.25%,
                    4/15/12                                              265,500
           500,000  WCI Communities Inc., 10.625%,
                    2/15/11                                              555,624
           200,000  William Lyon Homes Inc., 10.75%,
                    4/1/13                                               229,000
                                                                 ---------------
                                                                       2,584,287
                                                                 ---------------
INDUSTRIAL CONGLOMERATES(4)
           300,000  General Electric Co., 5.00%,
                    2/1/13                                               304,984
                                                                 ---------------
INSURANCE - 0.1%
           350,000  Allstate Financial Global Funding II,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $349,314)(2)                                    349,332
           300,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                              316,209
           300,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $299,994)(2)                                    297,876
                                                                 ---------------
                                                                         963,417
                                                                 ---------------
INTERNET & CATALOG RETAIL(4)
            50,000  IAC/InterActiveCorp, 7.00%,
                    1/15/13                                               54,755
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MEDIA - 0.7%
           400,000  Cablevision Systems Corp., 8.00%,
                    4/15/12 (Acquired 3/30/04, Cost
                    $400,000)(2)                                         452,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      347,750
           500,000  Cinemark Inc., 0.00%, 3/15/09(6)                     376,250
            40,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        48,740
           500,000  Comcast Corp., 5.50%, 3/15/11                        520,953
           540,000  COX Communications Inc., 4.625%,
                    1/15/10 (Acquired 1/13/05,
                    Cost $537,505)(2)                                    534,147
           350,000  CSC Holdings Inc., 7.875%,
                    12/15/07                                             378,438
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(2)                                         270,000
           500,000  Dex Media Inc., 8.00%, 11/15/13                      544,999
           500,000  Dex Media Inc., 0.00%,
                    11/15/08(6)                                          396,250
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                              517,500
           300,000  Imax Corp., 9.625%, 12/1/10                          328,125
           250,000  Interpublic Group of Companies
                    Inc., 6.25%, 11/15/14                                254,138
           225,000  Mediacom LLC, 9.50%, 1/15/13                         235,688
           100,000  News America Holdings, 7.75%,
                    1/20/24                                              120,236
           500,000  PanAmSat Corp., 9.00%, 8/15/14                       552,499
           500,000  Primedia Inc., 8.875%, 5/15/11                       542,500
           300,000  Walt Disney Company, 5.50%,
                    12/29/06                                             308,110
                                                                 ---------------
                                                                       6,728,323
                                                                 ---------------
METALS & MINING - 0.1%
           350,000  IPSCO Inc., 8.75%, 6/1/13                            398,125
           150,000  Massey Energy Co., 6.625%,
                    11/15/10                                             157,125
                                                                 ---------------
                                                                         555,250
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           525,000  AES Corp. (The), 8.875%, 2/15/11                     603,750
           500,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04, Cost $510,000)(2)                 571,250
           300,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                              299,014
                                                                 ---------------
                                                                       1,474,014
                                                                 ---------------
MULTILINE RETAIL(4)
           150,000  May Department Stores Co.,
                    3.95%, 7/15/07                                       148,668
           350,000  May Department Stores Co.,
                    4.80%, 7/15/09                                       353,050
                                                                 ---------------
                                                                         501,718
                                                                 ---------------
OIL & GAS - 0.5%
           450,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14                                              506,250
           500,000  Citgo Petroleum Corp., 6.00%,
                    10/15/11 (Acquired 10/25/04,
                    Cost $503,750)(2)                                    517,500
           300,000  Devon Energy Corp., 2.75%,
                    8/1/06                                               294,827
           350,000  El Paso Corp., 7.875%, 6/15/12                       371,000
           540,000  Enterprise Products Operating
                    L.P., 4.625%, 10/15/09
                    (Acquired 10/8/04-10/15/04,
                    Cost $545,285)(2)                                    538,417
           200,000  Enterprise Products Operating
                    L.P., 5.60%, 10/15/14 (Acquired
                    10/4/04, Cost $201,244)(2)                           204,839

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      601,562
           290,000  Kerr-McGee Corp., 6.875%,
                    9/15/11                                              321,712
            90,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                       91,412
           389,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       445,405
           300,000  Pacific Energy Partners L.P./
                    Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      320,250
           225,000  Range Resources Corp., 7.375%,
                    7/15/13                                              241,875
           300,000  Williams Companies Inc., 8.125%,
                    3/15/12                                              350,250
           300,000  XTO Energy Inc., 6.25%, 4/15/13                      326,940
                                                                 ---------------
                                                                       5,132,239
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
           475,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                              554,562
           320,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       337,600
           375,000  Tembec Industries Inc., 8.625%,
                    6/30/09                                              377,813
           300,000  Tembec Industries Inc., 7.75%,
                    3/15/12                                              291,000
                                                                 ---------------
                                                                       1,560,975
                                                                 ---------------
PERSONAL PRODUCTS(4)
           195,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 216,450
                                                                 ---------------
PHARMACEUTICALS(4)
           100,000  Schering-Plough Corp., 5.30%,
                    12/1/13                                              104,108
                                                                 ---------------
ROAD & RAIL - 0.1%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        331,564
           200,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              255,277
                                                                 ---------------
                                                                         586,841
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(4)
           500,000  Amkor Technology Inc., 7.75%,
                    5/15/13                                              437,500
                                                                 ---------------
SOFTWARE(4)
           310,000  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $314,445)(2)                           308,737
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           350,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       380,625
           400,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       415,000
           450,000  Boise Cascade LLC, 7.125%,
                    10/15/14 (Acquired 12/8/04-
                    2/15/05, Cost $475,875)(2)                           478,125
           200,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       215,000
           275,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             259,875

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           225,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              250,875
                                                                 ---------------
                                                                       1,999,500
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(4)
           200,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      209,500
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
           300,000  Washington Mutual Bank,
                    5.50%, 1/15/13                                       310,757
           220,000  Washington Mutual Bank,
                    5.125%, 1/15/15                                      219,444
                                                                 ---------------
                                                                         530,201
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           550,000  United Rentals North America
                    Inc., 6.50%, 2/15/12                                 556,875
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           300,000  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                       348,511
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       550,000
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               333,000
           300,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                                326,250
           350,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15                                 385,000
           250,000  SBA Communications Corp.,
                    8.50%, 12/1/12 (Acquired
                    12/2/04, Cost $253,125)(2)                           271,250
           325,000  Ubiquitel Inc., 9.875%, 3/1/11                       368,875
                                                                 ---------------
                                                                       2,582,886
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 75,836,532
(Cost $73,235,429)                                               ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(9) - 4.8%
         2,100,000  FHLMC, 5.00%, settlement date
                    3/17/2005(10)                                      2,115,750
             5,534  FHLMC, 6.50%, 12/1/12                                  5,822
            68,643  FHLMC, 7.00%, 6/1/14                                  72,392
         1,376,445  FHLMC, 4.50%, 1/1/19                               1,362,849
            12,910  FHLMC, 7.00%, 8/1/29                                  13,619
            87,393  FHLMC, 8.00%, 7/1/30                                  94,122
           602,786  FHLMC, 5.50%, 12/1/33                                609,354
         9,288,000  FNMA, 5.50%, settlement date
                    3/14/2005(10)                                      9,366,371
        11,145,700  FNMA, 6.00%, settlement date
                    3/14/2005(10)                                     11,434,796
         6,912,000  FNMA, 6.50%, settlement date
                    3/14/2005(10)                                      7,199,276
         1,300,000  FNMA, 5.00%, settlement date
                    3/17/2005(10)                                      1,308,938
         5,000,000  FNMA, 5.50%, settlement date
                    3/17/2005(10)                                      5,121,875
            15,751  FNMA, 6.50%, 4/1/12                                   16,584
           143,272  FNMA, 6.00%, 4/1/14                                  149,567
            58,934  FNMA, 7.50%, 6/1/15                                   62,330
           416,514  FNMA, 5.50%, 12/1/16                                 427,100
           922,241  FNMA, 4.50%, 5/1/19                                  911,432
           835,718  FNMA, 4.50%, 6/1/19                                  825,924
             4,103  FNMA, 7.00%, 6/1/26                                    4,342
            28,130  FNMA, 7.50%, 3/1/27                                   30,155
            13,372  FNMA, 7.00%, 1/1/29                                   14,117
           119,462  FNMA, 6.50%, 4/1/29                                  124,564

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            86,185  FNMA, 6.50%, 8/1/29                                   89,866
           148,176  FNMA, 6.50%, 12/1/29                                 154,505
            50,652  FNMA, 7.00%, 3/1/30                                   53,458
            19,810  FNMA, 7.00%, 5/1/30                                   20,902
            19,555  FNMA, 8.00%, 7/1/30                                   21,061
            28,480  FNMA, 7.50%, 9/1/30                                   30,493
           169,710  FNMA, 7.00%, 9/1/31                                  179,007
            78,181  FNMA, 6.50%, 1/1/32                                   81,473
           427,958  FNMA, 7.00%, 6/1/32                                  451,298
           110,621  FNMA, 6.50%, 8/1/32                                  115,279
           783,533  FNMA, 6.50%, 11/1/32                                 816,481
           504,712  FNMA, 5.50%, 6/1/33                                  509,606
           383,303  FNMA, 5.50%, 8/1/33                                  387,019
         3,804,557  FNMA, 5.50%, 1/1/34(11)                            3,841,446
             3,371  GNMA, 7.50%, 10/15/25                                  3,629
            74,319  GNMA, 6.00%, 3/15/26                                  77,003
            35,278  GNMA, 7.00%, 12/15/27                                 37,447
            34,327  GNMA, 6.50%, 2/15/28                                  36,082
            78,048  GNMA, 6.50%, 3/15/28                                  82,038
            27,572  GNMA, 7.00%, 8/15/29                                  29,230
             7,722  GNMA, 7.50%, 5/15/30                                   8,285
           168,225  GNMA, 7.00%, 5/15/31                                 178,198
           516,547  GNMA, 5.50%, 11/15/32                                525,861
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               49,000,946
(Cost $49,159,275)                ---------------

ASSET-BACKED SECURITIES(9) - 3.0%
            90,748  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04, Cost
                    $90,505)(2)                                           90,378
         1,198,202  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    2.80%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.35%
                    with no caps                                       1,199,462
           278,602  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 2.81%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                              278,807
            11,062  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A, 7.14%,
                    11/25/33                                              11,039
            75,546  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                        75,265
            56,324  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $56,324)(2)                             56,150
            23,822  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A, 4.55%,
                    4/25/34                                               23,856
            62,433  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34                                               62,251
            94,052  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04, Cost
                    $94,049)(2)                                           94,146
            80,619  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $80,619)(2)                                      80,637
            12,303  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%, 7/26/33                      12,293
            62,131  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2004 OPT4, Class N1, 4.45%,
                    5/26/34                                               61,850

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,500,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 2.65%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      1,502,293
           305,930  Centex Home Equity, Series 2004
                    C, Class AF1, VRN, 2.82%, 3/1/05                     304,536
            11,585  CIT RV Trust, Series 1998 A, Class
                    A4 SEQ, 6.09%, 2/15/12                                11,616
         1,450,000  CNH Equipment Trust, Series 2004
                    A, Class A3A, VRN, 2.66%,
                    3/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% and
                    no caps                                            1,451,069
           469,487  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 2.72%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps                        469,956
            59,400  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36 (Acquired
                    10/27/04, Cost $59,368)(2)                            59,202
         1,729,848  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 2.79%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps                      1,731,082
            61,508  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                             61,404
         1,067,676  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    2.82%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps                                       1,068,487
           520,500  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    2.69%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                         520,859
            55,325  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                        55,098
         1,631,747  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2004 FF11, Class 2A1, VRN,
                    2.80%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                 1,632,266
            50,150  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                        50,101
           250,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             251,506
         4,300,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 2.63%, 3/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps(11)                  4,305,460
            53,163  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%,
                    5/25/34 (Acquired 5/20/04,
                    Cost $53,163)(2)                                      52,975
         1,767,066  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 2.74%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 10/5/04, Cost
                    $1,767,066)(2)                                     1,767,066
            86,698  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $86,737)(2)                                      86,586
            70,559  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $70,712)(2)                             70,353
           248,407  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $248,407)(2)                                    248,407
            22,413  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired
                    5/18/04, Cost $22,412)(2)                             22,328
            20,677  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                        20,723
            13,992  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $14,062)(2)                             13,987

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,814,301  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    2.84%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.19%
                    with no caps                                       2,816,056
            83,401  NovaStar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $83,401)(2)                             83,012
         1,700,000  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    2.71%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with no caps                                       1,700,266
         2,080,578  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    2.81%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       2,082,248
           799,056  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 2.82%, 3/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%                                               799,669
           120,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       116,675
         1,856,568  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1, VRN,
                    2.79%, 3/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                 1,858,139
            58,298  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34                                        58,280
           113,466  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $113,714)(2)                                    113,011
            70,886  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $70,884)(2)                    71,029
         1,247,972  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 2.69%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                       1,248,829
         2,200,000  SLMA Student Loan Trust, Series
                    2005-2, Class A1, VRN, 2.73%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02%
                    with no caps                                       2,199,378
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         30,950,086
(Cost $30,936,499)                                               ---------------

COMMERCIAL PAPER(12) - 2.3%
         1,250,000  Alcon Capital Corp., 2.59%,
                    4/11/05 (Acquired 2/22/05, Cost
                    $1,245,683)(2)                                     1,246,121
         1,250,000  American Honda Finance, 2.70%,
                    5/10/05                                            1,243,196
         1,500,000  Amsterdam Funding Corp., 2.54%,
                    3/24/05 (Acquired 2/22/05, Cost
                    $1,496,825)(2)                                     1,497,411
         1,250,000  ANZ Inc., 2.60%, 4/14/05                           1,245,828
         1,250,000  Blue Ridge Asset Funding, 2.59%,
                    4/8/05 (Acquired 2/16/05, Cost
                    $1,245,414)(2)                                     1,246,412
         1,250,000  Charta LLC, 2.69%, 4/19/05
                    (Acquired 2/24/05, Cost
                    $1,244,956)(2)                                     1,245,334
         1,300,000  Danske Corporation, 2.51%,
                    3/23/05                                            1,297,855
         1,500,000  Dexia Delaware LLC, 2.52%,
                    3/11/05                                            1,498,836
         1,000,000  Falcon Asset Security Corp.,
                    2.53%, 3/14/05 (Acquired
                    2/14/05, Cost $998,032)(2)                           999,012
         1,250,000  General Electric Capital Corp.,
                    2.56%, 4/25/05                                     1,244,731
         1,250,000  ING (U.S.) Funding LLC, 2.52%,
                    3/10/05                                            1,249,118
         1,250,000  Network Rail CP Finance plc,
                    2.40%, 3/4/05 (Acquired 1/6/05,
                    Cost $1,245,250)(2)                                1,249,648

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,000,000  Newcastle Certificates, 2.49%,
                    3/17/05 (Acquired 1/14/05, Cost
                    $995,712)(2)                                         998,795
         1,250,000  Old Line Funding Corp., 2.48%,
                    3/2/05 (Acquired 1/26/05, Cost
                    $1,246,986)(2)                                     1,249,823
         1,250,000  Paradigm Funding LLC, 2.50%,
                    3/23/05 (Acquired 1/20/05, Cost
                    $1,244,618)(2)                                     1,247,937
         1,250,000  Pfizer Inc., 2.54%, 4/5/05
                    (Acquired 2/1/05, Cost
                    $1,244,444)(2)                                     1,246,703
         1,250,000  Tannehill Capital Co. LLC, 2.53%,
                    3/16/05 (Acquired 2/14/05, Cost
                    $1,247,365)(2)                                     1,248,586
         1,000,000  Thunder Bay Funding Inc., 2.53%,
                    3/3/05 (Acquired 2/7/05, Cost
                    $998,313)(2)                                         999,788
         1,250,000  UBS Finance LLC, 2.58%, 4/1/05                     1,247,084
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                23,502,218
(Cost $23,505,047)                                               ---------------

U.S. TREASURY SECURITIES - 1.8%
           650,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21                                             893,877
         4,200,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(11)                                        4,950,754
         1,500,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27                                           1,774,806
           400,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28                                              439,860
         2,440,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31                                            2,683,619
         3,388,950  U.S. Treasury Inflation Indexed
                    Bonds, 1.625%, 1/15/15(11)                         3,366,712
           300,000  U.S. Treasury Notes, 4.75%,
                    5/15/14                                              308,942
         3,975,000  U.S. Treasury Notes, 4.25%,
                    8/15/14(11)                                        3,939,753
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        18,358,323
(Cost $18,218,750)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(9) - 1.3%
         5,857,046  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.83%, 3/1/05                                        167,271
         2,000,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.17%, 3/1/05                            1,975,184
         9,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.81%, 3/1/05                               383,643
         2,299,395  Bear Stearns Commercial
                    Mortgage Securities, Series 2004
                    BA5A, Class A1, VRN, 2.72%,
                    3/15/05, resets monthly off the
                    1-month LIBOR plus 0.13% with
                    no caps (Acquired 12/15/04, Cost
                    $2,299,395)(2)(11)                                 2,299,392
         2,066,288  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.72%, 3/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                            2,069,776
         4,861,424  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.72%,
                    3/1/05                                               175,434
           789,316  Commercial Mortgage Pass-
                    Through Certificates, Series 2004
                    HTL1, Class A1, VRN, 2.83%,
                    3/15/05, resets monthly off the
                    1-month LIBOR plus 0.24% with
                    no caps                                              790,682
           184,631  First Union National Bank
                    Commercial Mortgage, Series
                    2001 C3, Class A1 SEQ, 5.20%,
                    8/15/33                                              186,625

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           402,930  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 3.05%, 3/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                              404,415
           287,093  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        288,927
         1,300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                1,266,968
           150,341  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             153,491
            20,357  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                               20,551
         1,000,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                        976,009
           900,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                        889,808
         1,300,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.23%, 3/1/05                  1,289,201
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             13,337,377
(Cost $13,378,147)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.2%
         5,900,000  FNMA, 5.25%, 4/15/07(11)                           6,072,899
           940,000  FNMA, 3.00%, 8/15/07                                 921,275
           500,000  FNMA, 6.625%, 10/15/07                               533,749
         3,550,000  FNMA, 5.75%, 2/15/08                               3,724,767
         1,200,000  FNMA, 3.25%, 8/15/08                               1,169,047
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               12,421,737
(Cost $12,519,019)                                               ---------------

CERTIFICATES OF DEPOSIT - 0.1%
         1,250,000  Canadian Imperial Bank of
                    Commerce, 2.47%, 3/21/05
                    (Acquired 1/19/05, Cost
                    $1,250,000)(2)                                     1,249,846
                                                                 ---------------
(Cost $1,250,000)

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        293,430
           350,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 2.57%, 3/2/05
                    (LOC: Keybank N.A.)                                  350,000
           400,000  Utah Housing Corp. Rev., Series
                    2004 B, (Tanglewood), VRDN,
                    2.65%, 3/2/05 (LOC: Citibank N.A.)                   400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,043,430
(Cost $1,050,934)                                                ---------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS - 0.1%
         1,003,875  TR, 3.01%, 2/15/06                                   971,502
                                                                 ---------------
(Cost $975,469)

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS & AGENCIES(4)
          $350,000  United Mexican States, 5.875%,
                    1/15/14                                              358,400
            90,000  United Mexican States, 6.75%,
                    9/27/34                                               91,890
                                                                 ---------------
TOTAL SOVEREIGN GOVERMENTS & AGENCIES                                    450,290
(Cost $454,568)                                                  ---------------

PURCHASED PUT OPTIONS(4)
CONTRACTS
               251  Bristol-Myers Squibb Co., strike
                    at $22.50, expires 6/18/05                            10,668
                                                                 ---------------
(Cost $44,136)

TEMPORARY CASH INVESTMENTS - 3.8%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$40,049,053), in joint trading account at
2.54%, dated 2/28/05, due 3/1/05
(Delivery value $39,302,773)(11)                                      39,300,000
                                                                 ---------------
(Cost $39,300,000)

TOTAL INVESTMENT SECURITIES - 103.4%                               1,060,959,090
                                                                 ---------------
(Cost $929,507,332)
OTHER ASSETS AND LIABILITIES - (3.4)%                               (34,457,221)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,026,501,869
                                                                 ===============

FUTURES CONTRACTS*

                                  Expiration  Underlying Face     Unrealized
Contracts Purchased               Date        Amount at Value     Loss
----------------------------------------------------------------------
32  U.S. Treasury 10-Year Notes   June 2005   $ 3,516,000         $(14,322)
                                              =============================

                                  Expiration  Underlying Face     Unrealized
Contracts Purchased               Date        Amount at Value     Gain
----------------------------------------------------------------------
106  U.S. Treasury 2-Year Notes   June 2005   $21,983,406         $6,723
                                              ==========================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS**
Notional                                                              Unrealized
Amount      Description of Agreement                Expiration Date   Loss
$2,300,000  Receive semiannually a fixed rate       September 2007    $(22,897)
            equal to 3.24375% and pay quarterly                       =========
            a variable rate based on the 3-month
            LIBOR with Deutsche Bank
            Securities, Inc.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TR = Treasury Receipt
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
(1) Non-income producing.
(2) Security was purchased under Rule 144A [or Section 4(2)] of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    February 28, 2005, was $41,129,545, which represented 4.0% of net assets.
(3) Security, or a portion thereof, is being held in connection with an open put option.
(4) Category is less than 0.05% of total net assets.
(5) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(6) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2005.
(7) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(8) Security is in default.
(9) Final maturity indicated, unless otherwise noted.
(10) Forward commitment.
(11) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.
(12) The rate indicated is the yield to maturity at purchase.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $ 941,038,843
                                           =============
Gross tax appreciation of investments      $ 131,765,503
Gross tax depreciation of investments        (11,845,256)
                                           -------------
Net tax appreciation of investments        $ 119,920,247
                                           =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEWTON(reg.sm) FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
AUTO COMPONENTS - 2.3%
             5,498  Noble International Ltd.                       $     128,653
                                                                 ---------------
BEVERAGES - 2.5%
             3,264  Coca-Cola Company (The)                              139,699
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
            10,902  Cytogen Corp.(1)                                     138,564
                                                                 ---------------
CAPITAL MARKETS - 7.4%
             6,700  Investment Technology
                    Group Inc.(1)                                        126,295
            15,200  LaBranche & Co. Inc.(1)                              140,600
            18,133  Van der Moolen Holding
                    N.V. ORD(1)                                          145,495
                                                                 ---------------
                                                                         412,390
                                                                 ---------------
COMMERCIAL BANKS - 2.2%
             2,876  Allied Irish Banks plc ADR                           122,949
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.1%
            14,500  Performance Technologies Inc.(1)                     134,995
            16,300  Radyne Comstream Corp.(1)                            148,656
                                                                 ---------------
                                                                         283,651
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
            21,682  NEC Corporation ADR                                  139,849
                                                                 ---------------
CONSUMER FINANCE - 2.2%
             5,200  Korea Information Service ORD                        124,241
                                                                 ---------------
DISTRIBUTORS - 2.3%
               549  D'lteren SA ORD                                      124,809
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.9%
             7,400  Australian Stock
                    Exchange Ltd. ORD                                    121,477
            17,000  FinecoGroup SpA ORD(1)                               151,484
                                                                 ---------------
                                                                         272,961
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
            28,500  Cincinnati Bell Inc.(1)                              125,400
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.6%
             8,164  Draka Holding ORD                                    143,226
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
             1,529  Inficon Holding AG ORD(1)                            139,515
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.5%
            19,000  Kvaerner ASA ORD(1)                                  194,363
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.8%
            17,300  Koninklijke Ahold ADR(1)                             156,565
                                                                 ---------------
FOOD PRODUCTS - 2.4%
             7,900  Wimm-Bill-Dann Foods
                    OJSC ADR(1)                                          133,115
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
             2,486  Hillenbrand Industries, Inc.                         140,235
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.7%
            22,668  Allied Healthcare
                    International Inc.(1)                                148,249
                                                                 ---------------
HOUSEHOLD DURABLES - 2.4%
             5,500  Libbey Inc.                                          131,560
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.4%
            15,000  Hutchison Whampoa Ltd. ORD                           135,593
                                                                 ---------------
IT SERVICES - 2.7%
            22,573  Thiel Logistik AG ORD(1)                             150,634
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 3.0%
            11,343  Action Performance Cos. Inc.                         164,700
                                                                 ---------------
MACHINERY - 2.0%
            24,000  Minebea Co. Ltd. ORD                                 109,754
                                                                 ---------------
PHARMACEUTICALS - 2.2%
            14,300  Berna Biotech AG ORD(1)                              123,711
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.6%
            10,040  Cypress Semiconductor Corp.(1)                       141,363
             4,000  Lam Research Corp.(1)                                125,760
            23,300  LSI Logic Corp.(1)                                   148,655
             5,933  Rudolph Technologies Inc.(1)                         108,811
             5,300  Shinkawa Ltd. ORD                                    120,426
             1,154  Unaxis Holding AG ORD                                157,450
                                                                 ---------------
                                                                         802,465
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SOFTWARE - 4.8%
            15,700  Informatica Corporation(1)                           121,989
            51,400  Viewpoint Corp.(1)                                   144,948
                                                                 ---------------
                                                                         266,937
                                                                 ---------------
SPECIALTY RETAIL - 5.8%
             4,000  Carmax, Inc.(1)                                      132,000
             4,503  Linens 'n Things, Inc.(1)                            121,086
            23,272  The Wet Seal, Inc. Cl A(1)                            67,954
                                                                 ---------------
                                                                         321,040
                                                                 ---------------
TOTAL COMMON STOCKS                                                    5,274,828
(Cost $4,804,791)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.6%
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various
U.S. Treasury obligations, 5.50% - 6.625%,
2/15/27 - 8/15/28, valued at $204,298),
in a joint trading account at 2.55%,
dated 2/28/05, due 3/1/05
(Delivery value $200,014)                                                200,000
                                                                 ---------------
(Cost $200,000)

TOTAL INVESTMENT SECURITIES - 98.7%                                    5,474,828
                                                                 ---------------
(Cost $5,004,791)

OTHER ASSETS AND LIABILITIES - 1.3%                                       71,980
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   5,546,808
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $5,004,791
                                                                 ===============
Gross tax appreciation of investments                              $    499,732
Gross tax depreciation of investments                                   (29,695)
                                                                 ---------------
Net tax appreciation of investments                                $    470,037
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    April 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:   April 28, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    April 28, 2005